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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417
                                   --------

                           California Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            44 Montgomery Street, Suite 2100, San Francisco, CA 94104
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727
                                                    --------------

Date of fiscal year end: August 31, 2007
                         ---------------

Date of reporting period: August 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  Annual Report

The Report to Shareholders is attached herewith.


                                                               CALIFORNIA
                                                               INVESTMENT TRUST
                                                               ----------------
                                                               FUND GROUP

Annual Report
----------------------------------------------
AUGUST 31, 2007



CALIFORNIA TAX-FREE INCOME FUND
CALIFORNIA INSURED INTERMEDIATE FUND
CALIFORNIA TAX-FREE MONEY MARKET FUND


U.S. GOVERNMENT SECURITIES FUND
SHORT-TERM U.S. GOVERNMENT BOND FUND
THE UNITED STATES TREASURY TRUST


S&P 500 INDEX FUND
S&P MIDCAP INDEX FUND
S&P SMALLCAP INDEX FUND
EQUITY INCOME FUND
EUROPEAN GROWTH & INCOME FUND
NASDAQ-100 INDEX FUND






                                                                  (800) 225-8778

                                                                WWW.CALTRUST.COM

                                                   EMAIL US AT INFO@CALTRUST.COM

--------------------------------------------------------------------------------

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust Fund Group which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE AND MANAGER'S DISCUSSION                  AUGUST 31, 2007
--------------------------------------------------------------------------------

On the following pages are line graphs comparing each of the Funds performance to a comparable broad based securities market index for the 10 years ended August 31, 2007, or the inception of the Fund if less than 10 years. Each graph assumes a hypothetical $10,000 initial investment in the respective funds.

The object of the graph is to permit a comparison of the performance of the funds with a benchmark and to provide perspective on market conditions and investment strategies and techniques that materially affected the performance of each Fund. With each graph is a table presenting each of the respective Fund's average annual total return for the one-year, five-year, ten-year, and/or inception period through August 31, 2007.


BOND FUNDS

In a marked change from our previous fiscal year, where the Federal Reserve Bank
(Fed) raised rates seven consecutive times to 5.25%, the first year of chairman Ben Bernanke was comparatively quiet. In eight meetings of the Federal Reserve Open Market Committee (FOMC), policy went unchanged with regard to the Federal Funds rate, which remained at 5.25%. This policy has lead to contained inflation as evidenced in the Consumer Price Index (CPI) as well as the Fed's preferred measure of inflation, Personal Consumption Expenditures (PCE). Over the past year, the Treasury yield curve has gone from flat/slightly inverted - where 2 year Treasury notes have a higher yield than 10 year Treasury bonds to a more positively sloped curve - with 10 year bonds yielding about 40 basis points more than 2 year notes. A basis point is one-one hundredth of a percent. This represents a return of a term premium to the yield curve, where investors are compensated for lending their money, in this case to the US Treasury, for longer periods of time. In addition to the term premium returning to the yield curve, credit premiums or spreads of riskier credits to Treasuries likewise returned. This process was ignited by defaults on sub-prime home mortgage loans; those mortgages extended to homebuyers with dubious credit histories and requiring little to no income documentation. It was exacerbated by their securitization and subsequent purchase by hedge funds, which in the process employed leverage to fund those purchases. As the defaults on these mortgages began to rise, the value of the securities they backed plummeted. The hedge funds that employed this strategy got caught in a liquidity squeeze where they had to sell not only their sub-prime backed mortgage securities, but also other securities to cover their losses. This lead to a flight to quality out of riskier assets and into safer ones such as Treasuries and high quality mortgaged back securities.

The effects of the prior year's rate hikes began to manifest themselves in the first half of 2007, with economic growth slowing over that period. Tighter credit conditions have lead to higher mortgage rates, which in turn have slowed the housing market, both from a number of transactions and lower prices perspective. Employment remains strong, although wages have been relatively stagnant. Global economies remain upbeat, and while US consumers have not been saving much, they show few signs of fatigue. However, the sub-prime debacle will likely mean that certain homeowners who under more ordinary circumstances never would have been extended credit will return to being renters, it remains to be seen whether this extends into mortgages of more qualified buyers, who took on terms that have rate resets coming up in the next several quarters and selected an interest only payment option. Those loans on reset will do so at a much higher rate, will tend to carry a floating rate, and will require the payment of both interest and principal. Depending on terms available at the time of reset, this could lead to further deterioration in home prices and disposable income.

Monetary policy has been able to keep inflation under control. Generally, low inflation rates are good for bond investors because this results in a preservation of the value of future cash flows from fixed income investments. The relative stability in the long end of the yield curve can be interpreted as an indication that bond investors believe inflation will be less of a factor over the long term. Still, there continue to be risks to inflation and the bond market, among which are US fiscal and monetary policy, international conflicts/terrorism and global economic factors.

The California municipal market yield curve does not necessarily move in lock step with US Treasury yields, but is subject to many of the same forces as the Treasury curve. The yield curve began the year very flat at around 50 basis points. It is rare for the California municipal curve to have a difference of less than 1 percent between short and long rates. At fiscal year end, the curve was just over 1 percent. Credit spreads likewise widened, with stronger credits outperforming lesser ones.

The California Tax-Free Income Fund's duration was modestly decreased during the past year in anticipation of a steeper yield curve, which is beginning to materialize in the expected time frame. The fund's duration was slightly under that of its benchmark, the Lehman Brother Municipal Bond Index. As of August 31, 2007, the Fund had an average coupon of 5.39%, an average maturity of 7.54 years, duration of 5.14 years, and an average quality of Aa+.

Duration adjustments to the California Intermediate Insured Fund followed a similar pattern to those in the Income Fund. The Fund's portfolio profile at fiscal year-end was as follows: average coupon, 5.26%; average maturity, 4.74 years; and average duration, 2.83 years.

During the fiscal year the U.S. Government Securities Fund's duration was shortened slightly. At the close of the year, the Fund's profile showed an average coupon of 4.58%, an average maturity of 4.48 years and duration of 3.40 years.

As of August 31, 2007, the Short-term U.S. Government Bond Fund's average coupon was 4.14%, its average maturity was 1.73 years and its duration was 1.62 years. Again, during the course of the fiscal year, the Fund's duration was shortened in anticipation of a an expected Fed rate cut and an expected decline in short term interest rates.

                                  [LINE CHART]

California Tax-Free Income Fund
versus Lehman Brothers Municipal Bond Index

                                  California Tax-Free            Lehman Brothers
                       Date                    Income       Municipal Bond Index
                  August-97                 10,000.00                  10,000.00
               September-97                 10,134.98                  10,119.00
                 October-97                 10,174.04                  10,183.76
                November-97                 10,221.26                  10,243.85
                December-97                 10,415.96                  10,393.41
                 January-98                 10,566.58                  10,500.46
                February-98                 10,545.68                  10,503.61
                   March-98                 10,498.29                  10,513.06
                   April-98                 10,407.81                  10,465.75
                     May-98                 10,616.11                  10,631.11
                    June-98                 10,642.38                  10,672.57
                    July-98                 10,641.21                  10,699.25
                  August-98                 10,875.32                  10,865.09
               September-98                 11,081.44                  11,000.91
                 October-98                 11,044.34                  11,000.91
                November-98                 11,080.90                  11,039.41
                December-98                 11,073.95                  11,067.01
                 January-99                 11,247.42                  11,198.71
                February-99                 11,134.16                  11,149.43
                   March-99                 11,152.48                  11,165.04
                   April-99                 11,139.87                  11,192.95
                     May-99                 11,014.21                  11,128.03
                    June-99                 10,800.68                  10,967.79
                    July-99                 10,849.66                  11,007.27
                  August-99                 10,761.05                  10,919.22
               September-99                 10,782.13                  10,923.58
                 October-99                 10,652.89                  10,805.61
                November-99                 10,776.11                  10,920.15
                December-99                 10,678.20                  10,838.25
                 January-00                 10,689.20                  10,791.64
                February-00                 10,801.14                  10,916.83
                   March-00                 11,030.27                  11,155.90
                   April-00                 10,925.97                  11,090.08
                     May-00                 10,925.16                  11,032.42
                    June-00                 11,209.78                  11,324.78
                    July-00                 11,357.75                  11,482.19
                  August-00                 11,629.54                  11,659.02
               September-00                 11,543.33                  11,598.39
                 October-00                 11,614.54                  11,724.81
                November-00                 11,677.77                  11,813.92
                December-00                 12,004.51                  12,105.72
                 January-01                 12,109.55                  12,225.57
                February-01                 12,092.57                  12,264.69
                   March-01                 12,136.15                  12,375.07
                   April-01                 11,832.19                  12,241.42
                     May-01                 11,945.34                  12,373.63
                    June-01                 12,082.04                  12,456.53
                    July-01                 12,249.84                  12,640.89
                  August-01                 12,558.12                  12,849.47
               September-01                 12,508.52                  12,805.78
                 October-01                 12,687.77                  12,958.17
                November-01                 12,486.46                  12,849.32
                December-01                 12,313.66                  12,727.25
                 January-02                 12,545.12                  12,947.43
                February-02                 12,731.28                  13,104.09
                   March-02                 12,348.93                  12,847.25
                   April-02                 12,642.07                  13,097.78
                     May-02                 12,764.77                  13,177.67
                    June-02                 12,847.20                  13,317.35
                    July-02                 13,042.68                  13,489.15
                  August-02                 13,254.82                  13,651.02
               September-02                 13,657.50                  13,949.98
                 October-02                 13,212.32                  13,718.41
                November-02                 13,125.44                  13,660.79
                December-02                 13,478.66                  13,949.03
                 January-03                 13,295.18                  13,914.16
                February-03                 13,509.16                  14,108.96
                   March-03                 13,507.31                  14,117.42
                   April-03                 13,613.24                  14,210.60
                     May-03                 14,009.06                  14,543.13
                    June-03                 13,863.11                  14,480.59
                    July-03                 13,209.58                  13,973.77
                  August-03                 13,335.79                  14,078.57
               September-03                 13,781.25                  14,492.48
                 October-03                 13,688.45                  14,420.02
                November-03                 13,828.08                  14,569.99
                December-03                 13,943.29                  14,690.92
                 January-04                 14,031.31                  14,774.66
                February-04                 14,255.16                  14,997.76
                   March-04                 14,107.98                  14,945.26
                   April-04                 13,684.76                  14,591.06
                     May-04                 13,662.65                  14,538.53
                    June-04                 13,705.40                  14,590.87
                    July-04                 13,867.83                  14,782.01
                  August-04                 14,111.29                  15,077.65
               September-04                 14,154.04                  15,157.56
                 October-04                 14,253.16                  15,287.92
                November-04                 14,120.20                  15,162.56
                December-04                 14,269.82                  15,347.54
                 January-05                 14,337.59                  15,491.81
                February-05                 14,238.20                  15,440.68
                   March-05                 14,118.49                  15,343.41
                   April-05                 14,338.16                  15,585.83
                     May-05                 14,430.00                  15,696.49
                    June-05                 14,516.59                  15,793.81
                    July-05                 14,374.33                  15,722.74
                  August-05                 14,529.15                  15,881.54
               September-05                 14,424.02                  15,775.13
                 October-05                 14,315.93                  15,678.90
                November-05                 14,373.32                  15,754.16
                December-05                 14,494.21                  15,889.65
                 January-06                 14,521.36                  15,932.55
                February-06                 14,608.76                  16,039.30
                   March-06                 14,464.51                  15,928.63
                   April-06                 14,438.65                  15,923.85
                     May-06                 14,504.95                  15,995.51
                    June-06                 14,420.63                  15,934.72
                    July-06                 14,582.16                  16,124.35
                  August-06                 14,797.11                  16,362.99
               September-06                 14,895.13                  16,477.53
                 October-06                 14,972.02                  16,581.34
                November-06                 15,091.57                  16,718.96
                December-06                 15,011.66                  16,660.45
                 January-07                 14,976.80                  16,617.13
                February-07                 15,144.24                  16,836.47
                   March-07                 15,104.92                  16,794.38
                   April-07                 15,155.46                  16,844.77
                     May-07                 15,083.63                  16,770.65
                    June-07                 15,004.60                  16,683.44
                    July-07                 15,110.97                  16,811.90
                  August-07                 15,085.20                  16,739.61

Average Annual Total Returns*              One       Five Year      Ten Year
for the periods ended 8/31/07             Year     (Annualized)   (Annualized)
-------------------------------------- ---------- -------------- -------------
California Tax-Free Income Fund            1.95%        2.62%         4.19%
Lehman Brothers Municipal Bond Index       2.30%        4.16%         5.29%

                                  [LINE CHART]

California Insured Intermediate Fund
versus Lehman Municipal 5 Yr Index

                                           California
                                 Insured Intermediate            Lehman Brothers
                       Date                      Fund           5 Yr. Muni Index
                  August-97                 10,000.00                  10,000.00
               September-97                 10,092.27                  10,089.00
                 October-97                 10,127.94                  10,141.46
                November-97                 10,159.22                  10,172.90
                December-97                 10,249.30                  10,260.39
                 January-98                 10,360.38                  10,353.76
                February-98                 10,363.86                  10,370.32
                   March-98                 10,343.08                  10,379.66
                   April-98                 10,271.82                  10,336.06
                     May-98                 10,420.99                  10,460.10
                    June-98                 10,448.72                  10,495.66
                    July-98                 10,493.98                  10,532.39
                  August-98                 10,663.79                  10,661.94
               September-98                 10,818.09                  10,771.76
                 October-98                 10,822.63                  10,803.00
                November-98                 10,854.52                  10,822.44
                December-98                 10,861.55                  10,860.32
                 January-99                 10,996.21                  10,975.44
                February-99                 10,938.93                  10,964.47
                   March-99                 10,968.25                  10,974.33
                   April-99                 10,963.11                  11,007.26
                     May-99                 10,915.35                  10,962.13
                    June-99                 10,761.49                  10,838.26
                    July-99                 10,858.22                  10,905.45
                  August-99                 10,824.89                  10,901.09
               September-99                 10,882.55                  10,940.34
                 October-99                 10,812.73                  10,912.98
                November-99                 10,875.22                  10,977.37
                December-99                 10,788.47                  10,941.15
                 January-00                 10,845.52                  10,936.77
                February-00                 10,894.04                  10,972.86
                   March-00                 11,017.29                  11,072.71
                   April-00                 10,949.73                  11,047.25
                     May-00                 10,980.64                  11,043.93
                    June-00                 11,198.95                  11,246.04
                    July-00                 11,331.50                  11,364.12
                  August-00                 11,501.22                  11,486.85
               September-00                 11,429.59                  11,467.32
                 October-00                 11,503.04                  11,547.60
                November-00                 11,541.50                  11,597.25
                December-00                 11,730.42                  11,783.97
                 January-01                 11,947.83                  11,986.65
                February-01                 11,940.57                  12,019.01
                   March-01                 11,979.42                  12,117.57
                   April-01                 11,778.71                  12,049.71
                     May-01                 11,942.69                  12,173.82
                    June-01                 12,035.18                  12,235.91
                    July-01                 12,176.04                  12,368.06
                  August-01                 12,381.74                  12,535.03
               September-01                 12,347.13                  12,572.63
                 October-01                 12,498.64                  12,676.98
                November-01                 12,374.48                  12,576.84
                December-01                 12,251.01                  12,515.21
                 January-02                 12,475.29                  12,716.70
                February-02                 12,625.22                  12,860.40
                   March-02                 12,257.13                  12,586.48
                   April-02                 12,552.22                  12,877.22
                     May-02                 12,694.06                  12,963.50
                    June-02                 12,766.90                  13,104.80
                    July-02                 12,946.23                  13,246.34
                  August-02                 13,145.65                  13,373.50
               September-02                 13,459.63                  13,559.39
                 October-02                 13,052.53                  13,421.09
                November-02                 13,046.13                  13,407.67
                December-02                 13,346.51                  13,674.48
                 January-03                 13,209.50                  13,697.72
                February-03                 13,346.89                  13,847.03
                   March-03                 13,351.72                  13,827.64
                   April-03                 13,434.54                  13,892.63
                     May-03                 13,734.85                  14,114.92
                    June-03                 13,643.94                  14,078.22
                    July-03                 13,165.07                  13,771.31
                  August-03                 13,281.67                  13,867.71
               September-03                 13,673.11                  14,219.95
                 October-03                 13,609.10                  14,126.10
                November-03                 13,689.96                  14,184.02
                December-03                 13,765.45                  14,239.33
                 January-04                 13,848.43                  14,306.26
                February-04                 14,029.03                  14,480.80
                   March-04                 13,913.87                  14,419.98
                   April-04                 13,569.96                  14,131.58
                     May-04                 13,538.00                  14,059.51
                    June-04                 13,602.83                  14,111.53
                    July-04                 13,751.17                  14,241.35
                  August-04                 13,953.09                  14,490.58
               September-04                 13,975.91                  14,509.41
                 October-04                 14,035.76                  14,589.22
                November-04                 13,937.37                  14,492.93
                December-04                 14,064.93                  14,624.81
                 January-05                 14,112.01                  14,621.89
                February-05                 14,020.34                  14,548.78
                   March-05                 13,930.64                  14,455.67
                   April-05                 14,079.29                  14,623.35
                     May-05                 14,114.50                  14,665.76
                    June-05                 14,180.09                  14,733.22
                    July-05                 14,082.53                  14,653.66
                  August-05                 14,173.37                  14,745.98
               September-05                 14,144.35                  14,719.44
                 October-05                 14,073.39                  14,657.62
                November-05                 14,103.16                  14,692.79
                December-05                 14,165.58                  14,763.32
                 January-06                 14,203.22                  14,797.27
                February-06                 14,228.00                  14,823.91
                   March-06                 14,155.23                  14,766.10
                   April-06                 14,176.84                  14,798.58
                     May-06                 14,215.99                  14,850.38
                    June-06                 14,158.10                  14,780.58
                    July-06                 14,274.78                  14,918.04
                  August-06                 14,410.12                  15,079.15
               September-06                 14,473.14                  15,162.09
                 October-06                 14,513.19                  15,224.25
                November-06                 14,566.77                  15,286.67
                December-06                 14,533.52                  15,256.10
                 January-07                 14,518.56                  15,224.06
                February-07                 14,614.68                  15,361.08
                   March-07                 14,637.88                  15,397.95
                   April-07                 14,662.14                  15,421.04
                     May-07                 14,633.20                  15,374.78
                    June-07                 14,628.66                  15,347.11
                    July-07                 14,724.71                  15,480.62
                  August-07                 14,791.13                  15,599.83

Average Annual Total Returns*              One       Five Year      Ten Year
for the periods ended 8/31/07             Year     (Annualized)   (Annualized)
-------------------------------------- ---------- -------------- -------------
California Insured Intermediate Fund       2.64%        2.38%         3.99%
Lehman Bros. 5 Yr Muni Index               3.45%        3.13%         4.55%

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE AND MANAGER'S DISCUSSION - (CONTINUED)    AUGUST 31, 2007
--------------------------------------------------------------------------------

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/07

Fund/                         One       Five Year      Ten Year
Benchmark                    Year     (Annualized)   (Annualized)
------------------------- ---------- -------------- -------------
U.S. Government
Securities Fund               4.63%        3.18%         5.23%

Lehman Bros. GNMA Index       5.09%        4.05%         5.81%

Lehman Bros. Treasury
Index                         6.04%        3.84%         5.92%

                                  [LINE CHART]

U.S. Government Securities Fund
versus Lehman Bros. GNMA Index and Lehman Bros. Treasury Index

                      U.S. Government        Lehman Bros.     Lehman Bros.
               Date   Securities Fund         GNMA Index    Treasury Index
          August-97         10,000.00          10,000.00         10,000.00
       September-97         10,198.08          10,133.00         10,152.00
         October-97         10,412.77          10,238.38         10,328.64
        November-97         10,470.32          10,270.12         10,382.35
        December-97         10,633.36          10,362.55         10,491.37
         January-98         10,829.21          10,463.07         10,651.89
        February-98         10,765.30          10,486.09         10,619.93
           March-98         10,787.16          10,530.13         10,648.60
           April-98         10,826.01          10,591.21         10,696.52
             May-98         10,993.76          10,663.23         10,807.77
            June-98         11,188.79          10,708.01         10,932.06
            July-98         11,166.78          10,767.98         10,949.55
          August-98         11,591.47          10,853.04         11,247.38
       September-98         11,991.13          10,981.11         11,561.18
         October-98         11,852.68          10,971.23         11,524.18
        November-98         11,906.65          11,033.76         11,521.88
        December-98         11,918.02          11,079.00         11,544.92
         January-99         11,975.76          11,157.66         11,611.88
        February-99         11,563.79          11,121.96         11,315.78
           March-99         11,586.07          11,189.80         11,358.78
           April-99         11,614.90          11,243.51         11,386.04
             May-99         11,453.25          11,187.29         11,280.15
            June-99         11,388.07          11,142.54         11,256.46
            July-99         11,339.08          11,069.00         11,247.46
          August-99         11,314.91          11,065.68         11,249.70
       September-99         11,444.26          11,243.84         11,336.33
         October-99         11,436.83          11,310.18         11,348.80
        November-99         11,410.15          11,314.70         11,327.23
        December-99         11,329.25          11,292.07         11,252.48
         January-00         11,265.92          11,190.45         11,281.73
        February-00         11,369.26          11,333.68         11,450.96
           March-00         11,632.05          11,512.76         11,677.69
           April-00         11,592.58          11,502.39         11,640.32
             May-00         11,630.51          11,543.80         11,657.78
            June-00         11,838.23          11,757.36         11,854.79
            July-00         11,938.91          11,819.68         11,976.90
          August-00         12,146.43          11,998.15         12,152.96
       September-00         12,159.84          12,109.74         12,162.68
         October-00         12,268.08          12,199.35         12,280.66
        November-00         12,539.66          12,371.36         12,532.41
        December-00         12,797.60          12,545.80         12,771.78
         January-01         12,895.54          12,751.55         12,875.23
        February-01         13,034.34          12,807.65         13,031.02
           March-01         13,053.81          12,884.50         13,072.72
           April-01         12,863.71          12,905.11         12,910.62
             May-01         12,849.83          13,013.52         12,950.64
            June-01         12,928.15          13,052.56         13,020.58
            July-01         13,220.63          13,275.76         13,346.09
          August-01         13,353.45          13,372.67         13,522.26
       September-01         13,495.18          13,553.20         13,737.27
         October-01         13,930.93          13,733.46         14,117.79
        November-01         13,551.15          13,618.10         13,767.67
        December-01         13,389.84          13,577.24         13,634.12
         January-02         13,497.30          13,714.37         13,725.47
        February-02         13,624.42          13,854.26         13,806.45
           March-02         13,423.99          13,722.64         13,473.71
           April-02         13,662.43          13,964.16         13,809.21
             May-02         13,741.91          14,054.93         13,886.54
            June-02         13,855.00          14,167.37         14,082.34
            July-02         14,037.47          14,331.71         14,416.09
          August-02         14,241.02          14,432.03         14,727.48
       September-02         14,508.83          14,551.82         15,125.12
         October-02         14,357.22          14,596.93         14,957.23
        November-02         14,248.69          14,610.07         14,809.16
        December-02         14,591.23          14,754.71         15,194.19
         January-03         14,552.11          14,791.59         15,148.61
        February-03         14,762.22          14,865.55         15,409.17
           March-03         14,684.82          14,875.96         15,344.45
           April-03         14,736.16          14,910.17         15,416.57
             May-03         15,096.63          14,910.17         15,860.57
            June-03         15,042.28          14,954.90         15,763.82
            July-03         14,548.95          14,708.15         15,071.78
          August-03         14,599.44          14,805.22         15,160.71
       September-03         14,887.99          15,018.42         15,618.56
         October-03         14,735.62          14,979.37         15,379.60
        November-03         14,743.52          15,031.80         15,399.59
        December-03         14,844.86          15,171.59         15,536.65
         January-04         14,930.00          15,247.45         15,668.71
        February-04         15,023.86          15,348.08         15,863.00
           March-04         15,111.20          15,411.01         16,012.11
           April-04         14,816.34          15,169.06         15,496.52
             May-04         14,772.51          15,138.72         15,443.83
            June-04         14,867.06          15,274.97         15,505.61
            July-04         14,997.34          15,398.69         15,652.91
          August-04         15,216.89          15,612.74         15,976.93
       September-04         15,247.57          15,645.52         16,018.47
         October-04         15,318.72          15,769.12         16,145.01
        November-04         15,275.56          15,732.85         15,928.67
        December-04         15,363.48          15,835.12         16,086.36
         January-05         15,418.71          15,926.96         16,203.80
        February-05         15,372.88          15,877.59         16,070.92
           March-05         15,316.34          15,847.42         16,017.89
           April-05         15,494.49          16,009.06         16,299.81
             May-05         15,628.70          16,124.33         16,498.66
            June-05         15,681.54          16,171.09         16,599.30
            July-05         15,578.09          16,109.64         16,373.55
          August-05         15,765.11          16,243.35         16,633.89
       September-05         15,574.58          16,178.38         16,412.66
         October-05         15,440.83          16,108.81         16,284.64
        November-05         15,496.38          16,142.64         16,362.81
        December-05         15,652.71          16,346.03         16,532.98
         January-06         15,616.40          16,399.98         16,483.38
        February-06         15,668.56          16,432.78         16,508.11
           March-06         15,630.24          16,327.61         16,329.82
           April-06         15,588.07          16,272.09         16,262.87
             May-06         15,585.14          16,239.55         16,267.75
            June-06         15,592.74          16,259.04         16,319.81
            July-06         15,769.35          16,489.91         16,522.17
          August-06         15,922.83          16,743.86         16,765.05
       September-06         16,053.31          16,842.65         16,920.96
         October-06         16,160.54          16,958.86         17,007.26
        November-06         16,327.51          17,119.97         17,184.13
        December-06         16,223.75          17,102.85         17,043.22
         January-07         16,174.65          17,102.85         17,015.96
        February-07         16,359.12          17,309.80         17,298.42
           March-07         16,399.67          17,347.88         17,289.77
           April-07         16,471.75          17,441.56         17,379.68
             May-07         16,405.72          17,354.35         17,223.26
            June-07         16,364.75          17,253.69         17,216.37
            July-07         16,505.59          17,395.17         17,502.16
          August-07         16,660.73          17,596.96         17,776.95


[LINE CHART]

U.S. Government Securities Fund
versus Lehman Bros. GNMA Index and Lehman Bros. Treasury Index

                    U.S. Government      Lehman Bros.     Lehman Bros.
              Date  Securities Fund        GNMA Index   Treasury Index
        October-03        10,000.00         10,000.00        10,000.00
       November-03        10,002.33         10,035.00        10,013.00
       December-03        10,068.77         10,128.33        10,102.12
        January-04        10,121.48         10,178.97        10,187.98
       February-04        10,189.40         10,246.15        10,314.31
          March-04        10,235.12         10,288.16        10,411.27
          April-04        10,038.05         10,126.63        10,076.03
            May-04        10,002.93         10,106.38        10,041.77
           June-04        10,057.51         10,197.34        10,081.93
           July-04        10,147.41         10,279.94        10,177.71
         August-04        10,290.21         10,422.83        10,388.39
      September-04        10,303.84         10,444.72        10,415.40
        October-04        10,357.11         10,527.23        10,497.68
       November-04        10,312.65         10,503.02        10,357.01
       December-04        10,367.10         10,571.29        10,459.55
        January-05        10,408.71         10,632.60        10,535.90
       February-05        10,364.04         10,599.64        10,449.51
          March-05        10,331.13         10,579.50        10,415.03
          April-05        10,444.55         10,687.41        10,598.33
            May-05        10,530.04         10,764.36        10,727.63
           June-05        10,560.69         10,795.58        10,793.07
           July-05        10,486.54         10,754.55        10,646.28
         August-05        10,606.32         10,843.81        10,815.56
      September-05        10,474.17         10,800.44        10,671.71
        October-05        10,380.79         10,754.00        10,588.47
       November-05        10,412.77         10,776.58        10,639.30
       December-05        10,512.74         10,912.37        10,749.95
        January-06        10,492.96         10,948.38        10,717.70
       February-06        10,522.98         10,970.27        10,733.77
          March-06        10,482.86         10,900.06        10,617.85
          April-06        10,450.52         10,863.00        10,574.31
            May-06        10,443.22         10,841.28        10,577.49
           June-06        10,444.56         10,854.29        10,611.33
           July-06        10,557.79         11,008.42        10,742.92
         August-06        10,665.14         11,177.95        10,900.84
      September-06        10,748.19         11,243.90        11,002.21
        October-06        10,804.28         11,321.48        11,058.33
       November-06        10,910.66         11,429.03        11,173.33
       December-06        10,836.91         11,417.61        11,081.71
        January-07        10,809.34         11,417.61        11,063.98
       February-07        10,926.61         11,555.76        11,247.64
          March-07        10,949.26         11,581.18        11,242.02
          April-07        10,992.91         11,643.72        11,300.48
            May-07        10,943.82         11,585.50        11,198.77
           June-07        10,912.39         11,518.31        11,194.29
           July-07        11,000.83         11,612.76        11,380.12
         August-07        11,098.91         11,747.46        11,558.79

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/07

Fund/                                Since Inception**
Benchmark                 One Year     (Annualized)
------------------------ ---------- ------------------
U.S. Government
Securities Fund            4.07%          2.92%

Lehman Bros. GNMA
Index                      5.09%          4.17%

Lehman Bros. Treasury
Index                      6.04%          3.40%

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/07

                                                     Since
Fund/                      One       Five Year    Inception***
Benchmark                 Year     (Annualized)   (Annualized)
---------------------- ---------- -------------- -------------
Short-Term U.S.
Government Bond Fund       4.94%        2.07%         3.40%

Lehman 1-3 yr
Treasury Index             5.58%        2.84%         4.53%

                                  [LINE CHART]

Short-Term U.S. Government Bond Fund
versus Lehman 1-3 yr Treasury Index

                                      Short-Term U.S.
                                           Government              Lehman 1-3 yr
                       Date                 Bond Fund             Treasury Index
                 January-00                 10,000.00                  10,000.00
                February-00                 10,050.05                  10,066.00
                   March-00                 10,113.14                  10,130.42
                   April-00                 10,151.63                  10,152.71
                     May-00                 10,198.13                  10,195.35
                    June-00                 10,287.96                  10,302.40
                    July-00                 10,346.32                  10,368.34
                  August-00                 10,408.98                  10,445.06
               September-00                 10,472.78                  10,522.36
                 October-00                 10,526.55                  10,578.12
                November-00                 10,601.86                  10,679.67
                December-00                 10,705.66                  10,808.90
                 January-01                 10,806.37                  10,946.17
                February-01                 10,865.40                  11,018.42
                   March-01                 10,931.21                  11,109.87
                   April-01                 10,965.33                  11,138.76
                     May-01                 11,024.47                  11,198.90
                    June-01                 11,054.01                  11,238.10
                    July-01                 11,148.05                  11,367.34
                  August-01                 11,198.39                  11,437.82
               September-01                 11,362.31                  11,626.54
                 October-01                 11,471.00                  11,738.16
                November-01                 11,401.53                  11,709.98
                December-01                 11,386.71                  11,713.50
                 January-02                 11,411.01                  11,736.92
                February-02                 11,470.38                  11,794.43
                   March-02                 11,393.35                  11,707.16
                   April-02                 11,488.91                  11,845.30
                     May-02                 11,513.35                  11,890.31
                    June-02                 11,564.60                  11,994.95
                    July-02                 11,624.07                  12,144.88
                  August-02                 11,635.38                  12,187.39
               September-02                 11,680.00                  12,292.20
                 October-02                 11,705.34                  12,320.47
                November-02                 11,692.13                  12,278.58
                December-02                 11,727.34                  12,398.92
                 January-03                 11,738.40                  12,396.44
                February-03                 11,745.34                  12,450.98
                   March-03                 11,760.61                  12,473.39
                   April-03                 11,761.88                  12,495.84
                     May-03                 11,774.75                  12,543.33
                    June-03                 11,785.67                  12,563.40
                    July-03                 11,773.35                  12,490.53
                  August-03                 11,771.02                  12,496.77
               September-03                 11,839.70                  12,615.49
                 October-03                 11,815.00                  12,566.29
                November-03                 11,808.92                  12,560.01
                December-03                 11,844.77                  12,632.86
                 January-04                 11,857.52                  12,659.39
                February-04                 11,900.95                  12,722.68
                   March-04                 11,917.82                  12,763.40
                   April-04                 11,836.53                  12,634.49
                     May-04                 11,835.82                  12,620.59
                    June-04                 11,825.13                  12,619.33
                    July-04                 11,848.43                  12,664.76
                  August-04                 11,896.01                  12,754.68
               September-04                 11,884.69                  12,744.47
                 October-04                 11,909.60                  12,783.98
                November-04                 11,850.41                  12,718.78
                December-04                 11,869.59                  12,746.76
                 January-05                 11,865.44                  12,741.66
                February-05                 11,849.76                  12,711.08
                   March-05                 11,848.33                  12,711.08
                   April-05                 11,890.29                  12,784.81
                     May-05                 11,947.47                  12,833.39
                    June-05                 11,961.47                  12,857.77
                    July-05                 11,912.69                  12,819.20
                  August-05                 11,993.62                  12,899.96
               September-05                 11,963.04                  12,866.42
                 October-05                 11,957.13                  12,863.85
                November-05                 11,989.93                  12,906.30
                December-05                 12,020.99                  12,956.63
                 January-06                 12,030.86                  12,976.07
                February-06                 12,038.54                  12,986.45
                   March-06                 12,051.26                  13,002.03
                   April-06                 12,094.94                  13,042.34
                     May-06                 12,098.38                  13,060.60
                    June-06                 12,122.46                  13,084.11
                    July-06                 12,207.16                  13,182.24
                  August-06                 12,285.52                  13,277.15
               September-06                 12,346.57                  13,344.86
                 October-06                 12,389.94                  13,395.58
                November-06                 12,442.74                  13,465.23
                December-06                 12,444.13                  13,466.58
                 January-07                 12,463.81                  13,494.86
                February-07                 12,557.04                  13,604.17
                   March-07                 12,598.60                  13,657.22
                   April-07                 12,638.25                  13,705.02
                     May-07                 12,633.01                  13,691.32
                    June-07                 12,673.33                  13,751.56
                    July-07                 12,768.76                  13,873.95
                  August-07                 12,892.31                  14,018.24

                                  [LINE CHART]

Short-Term U.S. Government Bond Fund
versus Lehman 1-3 yr Treasury Index

                                   Short-Term U.S.
                                        Government            Lehman 1-3 yr
                     Date                Bond Fund           Treasury Index
               October-03                10,000.00                10,000.00
              November-03                 9,991.20                 9,995.00
              December-03                10,024.30                10,052.97
               January-04                10,030.14                10,074.08
              February-04                10,053.68                10,124.45
                 March-04                10,070.00                10,156.85
                 April-04                 9,996.93                10,054.27
                   May-04                 9,982.27                10,043.21
                  June-04                 9,978.50                10,042.20
                  July-04                 9,993.66                10,078.35
                August-04                10,029.39                10,149.91
             September-04                10,015.68                10,141.79
               October-04                10,022.73                10,173.23
              November-04                 9,977.92                10,121.35
              December-04                 9,989.38                10,143.61
               January-05                 9,981.81                10,139.56
              February-05                 9,964.34                10,115.22
                 March-05                 9,958.54                10,115.22
                 April-05                 9,989.46                10,173.89
                   May-05                10,023.32                10,212.55
                  June-05                10,040.18                10,231.95
                  July-05                 9,997.37                10,201.26
                August-05                10,049.72                10,265.53
             September-05                10,020.06                10,238.84
               October-05                10,019.75                10,236.79
              November-05                10,042.54                10,270.57
              December-05                10,063.77                10,310.63
               January-06                10,067.94                10,326.09
              February-06                10,070.39                10,334.35
                 March-06                10,086.23                10,346.75
                 April-06                10,099.86                10,378.83
                   May-06                10,106.63                10,393.36
                  June-06                10,122.29                10,412.07
                  July-06                10,188.91                10,490.16
                August-06                10,248.97                10,565.69
             September-06                10,295.07                10,619.57
               October-06                10,325.16                10,659.93
              November-06                10,375.16                10,715.36
              December-06                10,361.45                10,716.43
               January-07                10,382.65                10,738.93
              February-07                10,452.78                10,825.92
                 March-07                10,482.55                10,868.14
                 April-07                10,511.89                10,906.18
                   May-07                10,502.55                10,895.27
                  June-07                10,541.95                10,943.21
                  July-07                10,614.69                11,040.61
                August-07                10,701.02                11,155.43

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/07

Fund/                                Since Inception**
Benchmark                 One Year     (Annualized)
------------------------ ---------- ------------------
Short-Term U.S.
Government Bond Fund         4.41%          1.80%

Lehman 1-3 yr
Treasury Index               5.58%          2.76%

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**    K Share commencement of operations was 10/16/03.

***   Commencement of operations was 1/18/00.

--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE AND MANAGER'S DISCUSSION - (CONTINUED)    AUGUST 31, 2007
--------------------------------------------------------------------------------

Stock Funds

      By definition, the objective for managing the index Funds is to match the performance of the Funds to their index benchmarks. Each of our index Funds tracked their respective benchmarks tightly during the last fiscal year. We measure the index Fund performance by using a correlation coefficient. This is a statistical measure that compares daily performance of a Fund against its benchmark index. A measure of 1.000 indicates that the performance is perfectly correlated, and a measure of -1.000 implies they are negatively correlated. According to Bloomberg, LLC, The Nasdaq-100 Index Fund, S&P MidCap Index Fund, SmallCap Index Fund and S&P 500 Index Fund each had a correlation coefficient of ..999 or greater.

      The three significant market indexes that we track, the S&P 500, S&P MidCap and S&P SmallCap had performance that was highly correlated during the fiscal year. The smaller sectors continue to demonstrate higher volatility and in rising markets, this volatility has delivered higher performance. The equity market demonstrated a consistent upward trend through most of the year and investors who remained fully invested were rewarded. The exceptions were a short-term pull back in February and most recently, summer weakness beginning in mid July and continuing through the end of the period. The summer pullback was driven by concerns relating to the quality of mortgage-backed securities and subsequent illiquid markets for these securities. This merits some discussion because I believe it represents a significant risk to investors.

      I view the consumer activity over the past several years as a pillar of economic growth for the US economy. Further, I believe many US consumers have used the equity in their homes to fund discretionary spending by converting this equity to debt and cash. As such, a significant change in the housing and/or mortgage markets could have serious implications for US consumers and therefore, economic growth. House prices are a function of what buyers can afford as well as their near and long-term price expectations. There is evidence that house prices have risen most quickly in areas that have used weaker lending standards, meaning what people can afford has been artificially inflated by easy credit. I expect that a meaningful change in buyers' access to easy credit could a have lasting effect on house prices. Another worrisome issue is that over the past several years, the number of new homes sold has greatly exceeded the historical demand for housing as well. The implication is that buyers are entering the housing market as investors instead of consumers in highly leveraged purchases.

      On the other hand, there are many positive economic factors that equity investors should be pleased with and I'd like to list a sample of those. US Corporations appear to have very strong balance sheets in general; Compared to P/E valuations, market indices appear not to be over valued; Stock markets are near all time highs and investors are therefore wealthier; Initial and continuing claims for unemployment are at low levels; The dollar is weak in currency markets and that is beneficial for exporters of American manufactured goods. Inflation is low and the Federal Reserve has recently cut the target Fed funds rate.

      Predicting market momentum and relative performance is a guessing game at best. As such, we strongly encourage shareholders to consider a balanced approach for the portion of their portfolios dedicated to stock funds. By this, we mean owning equal balances of each of the three core index funds (S&P 500, MidCap and SmallCap Funds) to achieve a more diversified equity portfolio. Over the past several years, a balanced portfolio like this has outperformed a total market index such as the Wilshire 5000 . The reason for this is that smaller companies represent a very small piece of the massive Wilshire 5000. Therefore, their performance does not factor significantly into the total return. If an investor balances an investment in each of these Funds, the performance of the SmallCaps will have a meaningful impact on their overall total return. Keep in mind that during periods where LargeCap stocks out-perform their smaller counterparts, this strategy will result in underperformance because SmallCap sectors will be over-weighted relative to the Wilshire 5000 . So why balance these three sectors? Two reasons: first, at times we need access to our capital. By employing this method, we maintain a degree of flexibility where we can draw from. As an investor, you can reduce holdings from any of the three holdings based on relative valuations. This can prove handy for a number of reasons. Second, history is on our side in that although more volatile, SmallCap stocks have returned more to investors over the long haul.

      The Nasdaq-100 Index Fund finished up 25.51%, for the fiscal period versus a benchmark performance of 26.47%. This Fund remains an effective tool for investors who want to take a more aggressive position and investors of this fund over the past year have been rewarded for the risk.

      Our European Growth & Income Fund is managed using American Depository Receipts ("ADRs") for many of the stocks that make up the Dow Stoxx 50, a European LargeCap Index. The Fund uses the weightings of this benchmark as an approximation for weighting its holdings. The Fund was up 16.54% for the period and tracked its benchmark, which returned 17.21%. This Fund generally provides investors a low-cost, efficient tool to diversify internationally. We did not hedge the currency risk during the previous fiscal year and do not plan to do so this year. The Manager does not invest in all members of the benchmark because in some cases ADRs are not available or do not provide sufficient liquidity. It is conceivable that the Manager may invest in the foreign stocks directly in the future as the Fund grows, as international custody becomes more economical or the availability of ADRs is insufficient.

      The Equity Income Fund is a value fund that focuses on income as well as potential for capital appreciation. The Direct Class shares were up 14.56% for the year. The performance lagged the gains of the U.S. stock market as measured by the S&P 500 Index by 0.57%. The Fund also under performed the S&P/Citigroup Value Index by 1.1% for the year. The Fund invested a portion of its holdings in either S&P 500 or Russell 2000 futures contracts through the year to maintain the desired equity exposure and minimize transaction costs due to shareholder activity. The Fund's sector allocations were similar to the S&P 500 at year-end, with the exceptions of under-weight positions in communications, industrial and technology sectors.

      Stock prices appear to be fairly priced as a whole, especially in light of the low interest rate environment we are in. However, I feel that the current uncertainty for the American consumer represents heightened risk and the risk-adjusted opportunities in equities are not as strong as they has been over the past several years. In the Equity Income Fund, I have taken a somewhat more defensive position by not keeping the portfolio fully invested and I will continue to monitor the economic data as it develops.

      While we cannot predict what the future holds, we can easily make the case that investors who have continued to invest through troubled markets in the past have been rewarded for their tenacity. We encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance that is appropriate for your particular investment objectives.

--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE AND MANAGER'S DISCUSSION - (CONTINUED)    AUGUST 31, 2007
--------------------------------------------------------------------------------

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/07

Fund/                        One        Five Year      Ten Year
Benchmark                    Year     (Annualized)   (Annualized)
------------------------ ----------- -------------- -------------
CIT S&P 500 Index Fund       14.75%       11.74%         6.71%

S&P 500 Composite Stock
Price Index                  15.13%       11.99%         6.74%

[LINE CHART]

CIT S&P 500 Index Fund
versus S&P 500 Composite Stock Price Index

                                          CIT S&P 500          S&P 500 Composite
                       Date                Index Fund          Stock Price Index
                  August-97                 10,000.00                  10,000.00
               September-97                 10,542.19                  10,547.34
                 October-97                 10,195.15                  10,195.50
                November-97                 10,665.02                  10,667.07
                December-97                 10,848.30                  10,850.13
                 January-98                 10,966.39                  10,970.02
                February-98                 11,751.90                  11,760.77
                   March-98                 12,350.53                  12,362.54
                   April-98                 12,479.34                  12,486.87
                     May-98                 12,262.94                  12,272.52
                    June-98                 12,752.79                  12,770.64
                    July-98                 12,613.10                  12,635.00
                  August-98                 10,812.71                  10,810.13
               September-98                 11,495.30                  11,502.70
                 October-98                 12,457.15                  12,437.51
                November-98                 13,203.14                  13,191.02
                December-98                 13,966.71                  13,950.66
                 January-99                 14,570.01                  14,533.83
                February-99                 14,121.54                  14,082.36
                   March-99                 14,674.97                  14,645.63
                   April-99                 15,215.91                  15,212.78
                     May-99                 14,841.00                  14,854.05
                    June-99                 15,660.02                  15,677.75
                    July-99                 15,181.73                  15,188.68
                  August-99                 15,111.86                  15,113.51
               September-99                 14,697.36                  14,699.67
                 October-99                 15,625.73                  15,629.50
                November-99                 15,939.59                  15,947.22
                December-99                 16,902.24                  16,885.87
                 January-00                 16,051.74                  16,037.58
                February-00                 15,739.89                  15,734.29
                   March-00                 17,263.58                  17,272.58
                   April-00                 16,728.90                  16,753.13
                     May-00                 16,398.98                  16,409.20
                    June-00                 16,800.63                  16,813.81
                    July-00                 16,572.51                  16,551.16
                  August-00                 17,587.62                  17,578.64
               September-00                 16,677.33                  16,650.80
                 October-00                 16,614.42                  16,580.18
                November-00                 15,311.75                  15,273.96
                December-00                 15,397.19                  15,348.88
                 January-01                 15,927.52                  15,893.11
                February-01                 14,523.01                  14,444.87
                   March-01                 13,623.08                  13,530.27
                   April-01                 14,658.41                  14,580.87
                     May-01                 14,763.69                  14,678.71
                    June-01                 14,405.42                  14,321.58
                    July-01                 14,264.54                  14,180.52
                  August-01                 13,378.14                  13,293.72
               September-01                 12,309.77                  12,220.30
                 October-01                 12,527.90                  12,453.45
                November-01                 13,471.18                  13,408.50
                December-01                 13,578.60                  13,526.05
                 January-02                 13,383.43                  13,328.77
                February-02                 13,140.95                  13,071.67
                   March-02                 13,617.15                  13,563.34
                   April-02                 12,798.70                  12,741.39
                     May-02                 12,703.81                  12,647.85
                    June-02                 11,802.21                  11,747.27
                    July-02                 10,927.75                  10,831.79
                  August-02                 10,993.18                  10,902.70
               September-02                  9,785.72                   9,718.89
                 October-02                 10,652.50                  10,573.49
                November-02                 11,298.11                  11,195.23
                December-02                 10,627.10                  10,537.88
                 January-03                 10,338.90                  10,262.36
                February-03                 10,182.80                  10,108.15
                   March-03                 10,277.13                  10,206.02
                   April-03                 11,120.99                  11,046.29
                     May-03                 11,717.73                  11,627.74
                    June-03                 11,868.84                  11,776.28
                    July-03                 12,074.52                  11,984.00
                  August-03                 12,316.50                  12,217.26
               September-03                 12,177.79                  12,087.90
                 October-03                 12,869.84                  12,771.35
                November-03                 12,985.18                  12,883.59
                December-03                 13,655.14                  13,558.79
                 January-04                 13,898.88                  13,807.62
                February-04                 14,087.77                  13,999.48
                   March-04                 13,876.94                  13,788.31
                   April-04                 13,656.87                  13,572.14
                     May-04                 13,840.26                  13,758.01
                    June-04                 14,107.96                  14,025.45
                    July-04                 13,635.65                  13,560.63
                  August-04                 13,690.85                  13,615.10
               September-04                 13,830.40                  13,762.46
                 October-04                 14,045.92                  13,972.71
                November-04                 14,612.44                  14,537.88
                December-04                 15,108.14                  15,032.43
                 January-05                 14,742.37                  14,666.01
                February-05                 15,052.35                  14,974.48
                   March-05                 14,785.77                  14,709.60
                   April-05                 14,499.39                  14,430.75
                     May-05                 14,953.86                  14,889.50
                    June-05                 14,976.89                  14,910.84
                    July-05                 15,526.73                  15,465.12
                  August-05                 15,376.78                  15,323.92
               September-05                 15,498.24                  15,447.97
                 October-05                 15,241.19                  15,190.31
                November-05                 15,811.72                  15,764.26
                December-05                 15,816.73                  15,770.27
                 January-06                 16,232.30                  16,187.82
                February-06                 16,270.08                  16,231.61
                   March-06                 16,471.38                  16,433.63
                   April-06                 16,686.28                  16,654.15
                     May-06                 16,199.59                  16,175.43
                    June-06                 16,217.92                  16,196.91
                    July-06                 16,313.14                  16,296.74
                  August-06                 16,700.34                  16,683.91
               September-06                 17,125.94                  17,113.58
                 October-06                 17,667.49                  17,670.90
                November-06                 17,998.80                  18,006.39
                December-06                 18,244.48                  18,258.93
                 January-07                 18,519.64                  18,534.78
                February-07                 18,154.88                  18,173.35
                   March-07                 18,350.26                  18,376.17
                   April-07                 19,160.11                  19,189.90
                     May-07                 19,822.13                  19,858.86
                    June-07                 19,492.41                  19,529.15
                    July-07                 18,885.89                  18,924.39
                  August-07                 19,163.34                  19,207.65

[LINE CHART]

CIT S&P 500 Index Fund
versus S&P 500 Composite Stock Price Index

                                       CIT S&P 500        S&P 500 Composite
                     Date               Index Fund        Stock Price Index
               October-03                10,000.00                10,000.00
              November-03                10,084.94                10,087.88
              December-03                10,605.66                10,616.57
               January-04                10,794.54                10,811.40
              February-04                10,936.20                10,961.63
                 March-04                10,762.53                10,796.28
                 April-04                10,587.56                10,627.02
                   May-04                10,729.42                10,772.55
                  June-04                10,931.20                10,981.96
                  July-04                10,561.77                10,618.01
                August-04                10,594.93                10,660.66
             September-04                10,703.14                10,776.04
               October-04                10,859.78                10,940.67
              November-04                11,291.71                11,383.19
              December-04                11,672.46                11,770.43
               January-05                11,386.25                11,483.52
              February-05                11,619.99                11,725.06
                 March-05                11,409.54                11,517.65
                 April-05                11,184.69                11,299.35
                   May-05                11,533.91                11,658.55
                  June-05                11,544.53                11,675.26
                  July-05                11,961.63                12,109.26
                August-05                11,841.78                11,998.71
             September-05                11,928.89                12,095.84
               October-05                11,727.11                11,894.09
              November-05                12,164.29                12,343.50
              December-05                12,156.80                12,348.20
               January-06                12,474.81                12,675.14
              February-06                12,498.91                12,709.43
                 March-06                12,645.92                12,867.61
                 April-06                12,805.32                13,040.28
                   May-06                12,428.54                12,665.44
                  June-06                12,434.98                12,682.26
                  July-06                12,502.79                12,760.43
                August-06                12,793.44                13,063.58
             September-06                13,115.87                13,400.02
               October-06                13,523.77                13,836.40
              November-06                13,771.42                14,099.09
              December-06                13,955.07                14,296.83
               January-07                14,159.64                14,512.82
              February-07                13,872.27                14,229.82
                 March-07                14,021.85                14,388.63
                 April-07                14,632.56                15,025.79
                   May-07                15,130.90                15,549.59
                  June-07                14,871.32                15,291.42
                  July-07                14,405.98                14,817.89
                August-07                14,606.81                15,039.68

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/07

Fund/                                  Since Inception**
Benchmark                   One Year     (Annualized)
-------------------------- ---------- ------------------
CIT S&P 500 Index Fund       14.17%         10.31%

S&P 500 Composite Stock
Price Index                  15.13%         11.14%

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/07

Fund/                      One        Five Year      Ten Year
Benchmark                  Year     (Annualized)   (Annualized)
---------------------- ----------- -------------- -------------
CIT S&P MidCap
Index Fund                 15.74%       14.89%         11.85%

S&P MidCap 400 Index       16.47%       15.59%         11.92%

                                  [LINE CHART]

CIT S&P MidCap Index Fund
versus S&P MidCap 400 Index

                                              CIT S&P
                                         MidCap Index                 S&P MidCap
                       Date                      Fund                  400 Index
                  August-97                 10,000.00                  10,000.00
               September-97                 10,571.67                  10,574.55
                 October-97                 10,128.71                  10,114.65
                November-97                 10,273.06                  10,264.48
                December-97                 10,656.81                  10,662.00
                 January-98                 10,469.64                  10,459.00
                February-98                 11,317.74                  11,325.00
                   March-98                 11,841.40                  11,835.52
                   April-98                 12,052.54                  12,051.13
                     May-98                 11,507.10                  11,509.46
                    June-98                 11,586.16                  11,581.52
                    July-98                 11,133.29                  11,132.34
                  August-98                  9,063.08                   9,061.73
               September-98                  9,900.05                   9,907.17
                 October-98                 10,773.23                  10,790.94
                November-98                 11,307.44                  11,329.46
                December-98                 12,627.07                  12,697.19
                 January-99                 12,164.19                  12,203.08
                February-99                 11,517.52                  11,564.31
                   March-99                 11,842.76                  11,887.40
                   April-99                 12,777.89                  12,824.56
                     May-99                 12,839.33                  12,880.32
                    June-99                 13,529.00                  13,569.61
                    July-99                 13,241.74                  13,279.12
                  August-99                 12,790.31                  12,823.99
               September-99                 12,399.01                  12,428.58
                 October-99                 13,043.65                  13,061.46
                November-99                 13,696.55                  13,746.91
                December-99                 14,484.62                  14,563.20
                 January-00                 14,088.72                  14,153.09
                February-00                 15,035.43                  15,143.30
                   March-00                 16,472.18                  16,410.02
                   April-00                 15,945.83                  15,836.21
                     May-00                 15,721.48                  15,640.70
                    June-00                 15,988.89                  15,870.68
                    July-00                 16,265.90                  16,121.64
                  August-00                 17,962.61                  17,920.62
               September-00                 17,852.15                  17,797.94
                 October-00                 17,296.71                  17,194.11
                November-00                 16,025.45                  15,897.10
                December-00                 17,307.80                  17,113.01
                 January-01                 17,648.38                  17,494.44
                February-01                 16,667.92                  16,496.63
                   March-01                 15,509.93                  15,270.99
                   April-01                 17,176.89                  16,955.00
                     May-01                 17,591.04                  17,349.75
                    June-01                 17,551.49                  17,279.69
                    July-01                 17,302.53                  17,022.15
                  August-01                 16,783.87                  16,465.65
               September-01                 14,791.17                  14,417.98
                 October-01                 15,373.67                  15,056.19
                November-01                 16,516.45                  16,176.19
                December-01                 17,364.61                  17,010.63
                 January-02                 17,291.39                  16,923.24
                February-02                 17,312.31                  16,943.84
                   March-02                 18,535.05                  18,154.92
                   April-02                 18,451.23                  18,070.01
                     May-02                 18,157.85                  17,765.47
                    June-02                 16,854.01                  16,465.34
                    July-02                 15,217.90                  14,870.06
                  August-02                 15,312.29                  14,944.89
               September-02                 14,068.01                  13,741.05
                 October-02                 14,677.38                  14,335.97
                November-02                 15,517.89                  15,164.47
                December-02                 14,896.12                  14,541.61
                 January-03                 14,485.27                  14,116.96
                February-03                 14,116.55                  13,780.60
                   March-03                 14,198.82                  13,896.55
                   April-03                 15,212.28                  14,904.71
                     May-03                 16,447.41                  16,139.21
                    June-03                 16,643.77                  16,344.76
                    July-03                 17,235.92                  16,924.90
                  August-03                 17,986.69                  17,691.45
               September-03                 17,707.32                  17,420.91
                 October-03                 19,031.13                  18,737.97
                November-03                 19,708.93                  19,390.57
                December-03                 20,043.27                  19,717.50
                 January-04                 20,467.69                  20,144.58
                February-04                 20,976.99                  20,628.39
                   March-04                 21,059.86                  20,715.71
                   April-04                 20,358.57                  20,036.21
                     May-04                 20,772.97                  20,451.30
                    June-04                 21,245.49                  20,916.37
                    July-04                 20,266.24                  19,940.72
                  August-04                 20,223.66                  19,888.10
               September-04                 20,832.61                  20,477.03
                 October-04                 21,088.48                  20,804.23
                November-04                 22,303.90                  22,042.70
                December-04                 23,234.54                  22,965.52
                 January-05                 22,625.64                  22,379.33
                February-05                 23,405.46                  23,129.73
                   March-05                 23,128.79                  22,873.77
                   April-05                 22,217.78                  21,985.04
                     May-05                 23,546.78                  23,308.27
                    June-05                 24,105.60                  23,848.53
                    July-05                 25,350.58                  25,100.85
                  August-05                 25,050.07                  24,820.90
               September-05                 25,207.84                  25,011.59
                 October-05                 24,659.61                  24,473.87
                November-05                 25,848.62                  25,669.20
                December-05                 26,028.84                  25,848.29
                 January-06                 27,515.22                  27,371.09
                February-06                 27,273.25                  27,141.64
                   March-06                 27,944.31                  27,818.58
                   April-06                 28,290.73                  28,209.77
                     May-06                 26,997.44                  26,938.27
                    June-06                 26,988.08                  26,943.36
                    July-06                 26,212.36                  26,175.18
                  August-06                 26,501.81                  26,473.65
               September-06                 26,676.63                  26,651.69
                 October-06                 27,755.30                  27,759.25
                November-06                 28,673.44                  28,651.79
                December-06                 28,515.17                  28,513.06
                 January-07                 29,536.20                  29,548.60
                February-07                 29,733.03                  29,765.63
                   March-07                 30,100.48                  30,165.57
                   April-07                 31,000.29                  31,083.17
                     May-07                 32,528.73                  32,639.23
                    June-07                 31,809.99                  31,926.68
                    July-07                 30,427.48                  30,552.97
                  August-07                 30,674.36                  30,833.39

                                  [LINE CHART]

CIT S&P MidCap Index Fund
versus S&P MidCap 400 Index

                                           CIT S&P
                                      MidCap Index               S&P MidCap
                     Date                     Fund                400 Index
               October-03                10,000.00                10,000.00
              November-03                10,356.35                10,348.28
              December-03                10,532.52                10,522.75
               January-04                10,749.74                10,750.67
              February-04                11,011.52                11,008.87
                 March-04                11,053.13                11,055.47
                 April-04                10,679.87                10,692.84
                   May-04                10,891.56                10,914.37
                  June-04                11,129.62                11,162.56
                  July-04                10,616.89                10,641.88
                August-04                10,589.03                10,613.80
             September-04                10,905.41                10,928.09
               October-04                11,033.65                11,102.71
              November-04                11,663.67                11,763.66
              December-04                12,140.86                12,256.14
               January-05                11,822.83                11,943.31
              February-05                12,224.55                12,343.78
                 March-05                12,076.70                12,207.18
                 April-05                11,595.86                11,732.99
                   May-05                12,283.56                12,439.18
                  June-05                12,570.83                12,727.51
                  July-05                13,213.91                13,395.84
                August-05                13,051.74                13,246.44
             September-05                13,129.08                13,348.21
               October-05                12,832.60                13,061.24
              November-05                13,451.35                13,699.16
              December-05                13,534.61                13,794.74
               January-06                14,307.15                14,607.43
              February-06                14,169.42                14,484.97
                 March-06                14,519.88                14,846.24
                 April-06                14,687.74                15,055.01
                   May-06                14,010.31                14,376.44
                  June-06                13,998.50                14,379.15
                  July-06                13,590.30                13,969.19
                August-06                13,734.37                14,128.48
             September-06                13,819.92                14,223.49
               October-06                14,372.47                14,814.58
              November-06                14,841.90                15,290.91
              December-06                14,753.77                15,216.88
               January-07                15,275.47                15,769.52
              February-07                15,377.27                15,885.35
                 March-07                15,554.39                16,098.78
                 April-07                16,012.81                16,588.49
                   May-07                16,795.94                17,418.93
                  June-07                16,416.86                17,038.66
                  July-07                15,697.26                16,305.54
                August-07                15,818.26                16,455.19

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/07

Fund/                                Since Inception**
Benchmark                 One Year     (Annualized)
------------------------ ---------- ------------------
CIT S&P MidCap
Index Fund                 15.17%         12.87%

S&P MidCap 400 Index       16.47%         14.01%

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**    K Share commencement of operations was 10/16/03.

--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE AND MANAGER'S DISCUSSION - (CONTINUED)    AUGUST 31, 2007
--------------------------------------------------------------------------------

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/07

Fund/                        One        Five Year      Ten Year
Benchmark                    Year     (Annualized)   (Annualized)
------------------------ ----------- -------------- -------------
CIT S&P SmallCap
Index Fund                   13.25%       16.25%         9.20%

S&P SmallCap 600 Index       14.28%       16.89%         9.95%

                                  [LINE CHART]

CIT S&P SmallCap Index Fund
versus S&P SmallCap 600 Index

                                              CIT S&P
                                             SmallCap               S&P SmallCap
                       Date                Index Fund                  600 Index
                  August-97                 10,000.00                  10,000.00
               September-97                 10,639.84                  10,661.24
                 October-97                 10,181.15                  10,201.32
                November-97                 10,125.51                  10,127.14
                December-97                 10,305.95                  10,331.03
                 January-98                 10,085.40                  10,129.58
                February-98                 10,950.59                  11,052.08
                   March-98                 11,365.55                  11,473.78
                   April-98                 11,442.06                  11,541.00
                     May-98                 10,804.50                  10,929.88
                    June-98                 10,815.12                  10,961.39
                    July-98                  9,962.87                  10,123.12
                  August-98                  8,062.34                   8,171.99
               September-98                  8,568.92                   8,670.83
                 October-98                  8,953.37                   9,072.90
                November-98                  9,433.79                   9,583.01
                December-98                 10,006.30                  10,194.13
                 January-99                  9,911.00                  10,066.77
                February-99                  9,018.66                   9,159.64
                   March-99                  9,150.26                   9,277.95
                   April-99                  9,731.91                   9,890.78
                     May-99                  9,922.91                  10,131.59
                    June-99                 10,498.50                  10,707.91
                    July-99                 10,394.20                  10,613.62
                  August-99                  9,959.67                  10,146.70
               September-99                  9,989.47                  10,189.68
                 October-99                  9,998.18                  10,163.93
                November-99                 10,421.11                  10,594.05
                December-99                 11,350.72                  11,459.04
                 January-00                 11,040.24                  11,104.01
                February-00                 12,610.89                  12,590.61
                   March-00                 12,077.69                  12,125.30
                   April-00                 11,830.65                  11,917.37
                     May-00                 11,437.21                  11,565.16
                    June-00                 12,205.43                  12,249.58
                    July-00                 11,875.55                  11,948.33
                  August-00                 12,910.99                  13,007.18
               September-00                 12,520.18                  12,653.11
                 October-00                 12,483.41                  12,732.00
                November-00                 11,240.40                  11,407.11
                December-00                 12,592.16                  12,812.61
                 January-01                 13,000.55                  13,361.54
                February-01                 12,222.66                  12,546.51
                   March-01                 11,680.56                  11,971.82
                   April-01                 12,537.86                  12,884.01
                     May-01                 12,742.44                  13,130.64
                    June-01                 13,181.82                  13,611.51
                    July-01                 12,889.11                  13,384.33
                  August-01                 12,576.88                  13,079.41
               September-01                 10,939.06                  11,311.73
                 October-01                 11,515.82                  11,914.91
                November-01                 12,307.66                  12,785.99
                December-01                 13,128.24                  13,651.17
                 January-02                 13,206.49                  13,770.24
                February-02                 13,001.06                  13,533.32
                   March-02                 13,963.77                  14,602.20
                   April-02                 14,335.61                  15,014.84
                     May-02                 13,738.70                  14,393.81
                    June-02                 13,012.73                  13,649.28
                    July-02                 11,240.49                  11,721.45
                  August-02                 11,357.98                  11,833.24
               September-02                 10,649.68                  11,109.16
                 October-02                 11,012.18                  11,464.12
                November-02                 11,609.80                  12,060.93
                December-02                 11,205.38                  11,654.54
                 January-03                 10,811.86                  11,253.94
                February-03                 10,487.21                  10,893.60
                   March-03                 10,555.78                  10,978.98
                   April-03                 11,392.76                  11,870.02
                     May-03                 12,288.82                  12,826.33
                    June-03                 12,571.22                  13,160.07
                    July-03                 13,231.31                  13,844.11
                  August-03                 13,861.84                  14,517.54
               September-03                 13,475.35                  14,090.97
                 October-03                 14,618.83                  15,312.26
                November-03                 15,166.08                  15,891.72
                December-03                 15,421.96                  16,173.16
                 January-04                 15,879.64                  16,637.87
                February-04                 16,168.18                  16,957.90
                   March-04                 16,364.19                  17,180.95
                   April-04                 15,816.73                  16,611.30
                     May-04                 16,035.71                  16,865.27
                    June-04                 16,858.90                  17,799.35
                    July-04                 15,952.18                  16,823.82
                  August-04                 15,792.77                  16,676.75
               September-04                 16,624.35                  17,556.16
                 October-04                 16,943.47                  17,883.50
                November-04                 18,385.99                  19,411.57
                December-04                 18,812.57                  19,838.22
                 January-05                 18,343.82                  19,388.44
                February-05                 18,854.24                  19,944.23
                   March-05                 18,356.32                  19,429.21
                   April-05                 17,323.77                  18,344.46
                     May-05                 18,491.91                  19,558.96
                    June-05                 19,111.53                  20,194.82
                    July-05                 20,249.87                  21,410.33
                  August-05                 19,926.13                  21,094.55
               September-05                 20,098.23                  21,279.84
                 October-05                 19,502.50                  20,613.65
                November-05                 20,369.97                  21,559.88
                December-05                 20,184.12                  21,365.17
                 January-06                 21,861.56                  23,153.74
                February-06                 21,697.10                  22,980.39
                   March-06                 22,741.94                  24,107.60
                   April-06                 22,741.94                  24,105.26
                     May-06                 21,676.77                  23,004.92
                    June-06                 21,693.46                  23,008.26
                    July-06                 20,945.79                  22,217.62
                  August-06                 21,308.63                  22,599.61
               September-06                 21,469.27                  22,805.29
                 October-06                 22,526.22                  23,934.31
                November-06                 23,126.59                  24,597.20
                December-06                 23,131.60                  24,594.44
                 January-07                 23,585.63                  25,100.27
                February-07                 23,442.25                  24,964.53
                   March-07                 23,834.51                  25,382.76
                   April-07                 24,360.98                  25,948.37
                     May-07                 25,437.84                  27,143.44
                    June-07                 24,971.92                  26,698.70
                    July-07                 23,699.92                  25,351.74
                  August-07                 24,131.91                  25,826.81

                                  [LINE CHART]

CIT S&P SmallCap Index Fund
versus S&P SmallCap 600 Index

                                           CIT S&P
                                          SmallCap             S&P SmallCap
                     Date               Index Fund                600 Index
               October-03                10,000.00                10,000.00
              November-03                10,367.60                10,378.43
              December-03                10,544.48                10,562.23
               January-04                10,843.81                10,865.72
              February-04                11,047.89                11,074.72
                 March-04                11,170.34                11,220.39
                 April-04                10,789.38                10,848.36
                   May-04                10,939.04                11,014.22
                  June-04                11,496.88                11,624.24
                  July-04                10,871.01                10,987.15
                August-04                10,762.16                10,891.10
             September-04                11,320.00                11,465.42
               October-04                11,537.70                11,679.19
              November-04                12,508.12                12,677.13
              December-04                12,791.90                12,955.75
               January-05                12,536.49                12,662.02
              February-05                12,877.05                13,024.99
                 March-05                12,529.68                12,688.64
                 April-05                11,827.28                11,980.22
                   May-05                12,558.07                12,773.37
                  June-05                12,970.92                13,188.63
                  July-05                13,730.15                13,982.44
                August-05                13,510.19                13,776.21
             September-05                13,623.72                13,897.22
               October-05                13,212.17                13,462.16
              November-05                13,794.01                14,080.11
              December-05                13,660.24                13,952.95
               January-06                14,789.93                15,121.01
              February-06                14,678.44                15,007.80
                 March-06                15,375.49                15,743.95
                 April-06                15,368.06                15,742.43
                   May-06                14,646.87                15,023.83
                  June-06                14,646.87                15,026.02
                  July-06                14,133.86                14,509.67
                August-06                14,371.78                14,759.14
             September-06                14,477.87                14,893.46
               October-06                15,184.29                15,630.78
              November-06                15,582.34                16,063.70
              December-06                15,577.91                16,061.89
               January-07                15,868.33                16,392.24
              February-07                15,779.59                16,303.59
                 March-07                16,032.90                16,576.73
                 April-07                16,379.87                16,946.11
                   May-07                17,089.92                17,726.58
                  June-07                16,779.51                17,436.12
                  July-07                15,914.68                16,556.47
                August-07                16,189.48                16,866.73

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/07

Fund/                                  Since Inception**
Benchmark                   One Year     (Annualized)
-------------------------- ---------- ------------------
CIT S&P SmallCap
Index Fund                   12.65%         13.35%

S&P SmallCap 600 Index       14.28%         14.57%

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/07

Fund/                        One        Five Year      Ten Year
Benchmark                    Year     (Annualized)   (Annualized)
------------------------ ----------- -------------- -------------
CIT Equity Income Fund       14.56%       12.49%         6.83%

S&P/Citigroup Value
Index                        15.66%       14.68%         7.77%

S&P 500 Composite
Stock Price Index            15.13%       11.99%         6.74%

                                  [LINE CHART]

CIT Equity Income Fund versus S&P/Citigroup Value Index and S&P 500 Composite Stock Price Index

               Date        CIT Equity    S&P / Citigroup     S&P 500 Composite
                          Income Fund        Value Index     Stock Price Index
          August-97         10,000.00          10,000.00             10,000.00
       September-97         10,551.75          10,585.85             10,547.34
         October-97         10,217.02          10,197.31             10,195.50
        November-97         10,563.09          10,584.87             10,667.07
        December-97         10,764.64          10,819.39             10,850.13
         January-98         10,657.00          10,685.98             10,970.02
        February-98         11,418.81          11,486.79             11,760.77
           March-98         12,069.40          12,068.24             12,362.54
           April-98         12,169.36          12,211.03             12,486.87
             May-98         12,061.07          12,039.55             12,272.52
            June-98         12,175.77          12,130.85             12,770.64
            July-98         11,848.73          11,867.76             12,635.00
          August-98         10,045.85           9,962.04             10,810.13
       September-98         10,402.90          10,568.28             11,502.70
         October-98         11,138.12          11,394.28             12,437.51
        November-98         11,577.56          11,987.37             13,191.02
        December-98         12,179.68          12,406.88             13,950.66
         January-99         12,341.17          12,657.50             14,533.83
        February-99         12,103.18          12,386.18             14,082.36
           March-99         12,338.87          12,761.56             14,645.63
           April-99         13,125.01          13,863.00             15,212.78
             May-99         12,680.67          13,613.32             14,854.05
            June-99         13,195.84          14,135.79             15,677.75
            July-99         12,800.92          13,701.14             15,188.68
          August-99         12,345.89          13,353.42             15,113.51
       September-99         11,765.42          12,832.65             14,699.67
         October-99         12,222.92          13,557.64             15,629.50
        November-99         12,194.42          13,478.45             15,947.22
        December-99         12,655.69          13,984.50             16,885.87
         January-00         12,190.93          13,539.56             16,037.58
        February-00         11,949.61          12,693.77             15,734.29
           March-00         12,887.17          14,016.21             17,272.58
           April-00         12,536.93          13,922.35             16,753.13
             May-00         12,420.18          13,965.37             16,409.20
            June-00         12,270.29          13,414.38             16,813.81
            July-00         12,360.52          13,682.94             16,551.16
          August-00         13,361.99          14,599.71             17,578.64
       September-00         13,044.58          14,596.12             16,650.80
         October-00         13,008.04          14,868.12             16,580.18
        November-00         12,232.03          14,107.57             15,273.96
        December-00         12,505.24          14,833.02             15,348.88
         January-01         12,026.04          15,458.81             15,893.11
        February-01         11,915.46          14,435.21             14,444.87
           March-01         11,491.74          13,865.82             13,530.27
           April-01         12,196.07          14,805.36             14,580.87
             May-01         12,325.82          14,960.09             14,678.71
            June-01         11,924.91          14,475.58             14,321.58
            July-01         11,654.94          14,225.28             14,180.52
          August-01         11,366.36          13,404.04             13,293.72
       September-01         10,753.17          12,131.73             12,220.30
         October-01         10,790.57          12,132.13             12,453.45
        November-01         11,435.76          12,902.37             13,408.50
        December-01         11,779.12          13,099.47             13,526.05
         January-02         11,675.79          12,740.31             13,328.77
        February-02         11,638.22          12,625.48             13,071.67
           March-02         12,114.45          13,272.55             13,563.34
           April-02         11,992.08          12,608.09             12,741.39
             May-02         11,803.83          12,659.06             12,647.85
            June-02         11,311.91          11,860.96             11,747.27
            July-02         10,632.06          10,579.74             10,831.79
          August-02         10,745.37          10,651.91             10,902.70
       September-02          9,904.34           9,436.10              9,718.89
         October-02         10,160.24          10,219.20             10,573.49
        November-02         10,397.19          10,936.05             11,195.23
        December-02         10,291.32          10,367.91             10,537.88
         January-03          9,920.04          10,084.97             10,262.36
        February-03          9,786.75           9,809.88             10,108.15
           March-03          9,937.84           9,797.22             10,206.02
           April-03         10,558.36          10,765.20             11,046.29
             May-03         11,197.97          11,556.48             11,627.74
            June-03         11,402.17          11,641.29             11,776.28
            July-03         11,564.91          11,899.87             11,984.00
          August-03         11,794.68          12,156.67             12,217.26
       September-03         11,763.85          11,936.99             12,087.90
         October-03         12,340.04          12,752.59             12,771.35
        November-03         12,608.93          12,866.96             12,883.59
        December-03         13,121.55          13,661.04             13,558.79
         January-04         13,295.09          13,902.60             13,807.62
        February-04         13,690.37          14,216.45             13,999.48
           March-04         13,699.34          14,117.81             13,788.31
           April-04         13,312.90          13,769.72             13,572.14
             May-04         13,496.46          13,927.76             13,758.01
            June-04         13,788.90          14,230.12             14,025.45
            July-04         13,556.50          13,959.23             13,560.63
          August-04         13,624.28          14,109.14             13,615.10
       September-04         13,941.50          14,376.11             13,762.46
         October-04         13,931.79          14,593.24             13,972.71
        November-04         14,699.30          15,304.82             14,537.88
        December-04         15,147.95          15,802.81             15,032.43
         January-05         14,884.26          15,418.84             14,666.01
        February-05         15,333.52          15,697.85             14,974.48
           March-05         14,972.84          15,419.10             14,709.60
           April-05         14,589.93          15,104.40             14,430.75
             May-05         15,120.12          15,582.12             14,889.50
            June-05         15,380.69          15,817.41             14,910.84
            July-05         15,981.35          16,315.61             15,465.12
          August-05         15,873.03          16,193.11             15,323.92
       September-05         15,958.99          16,361.20             15,447.97
         October-05         15,534.08          16,075.45             15,190.31
        November-05         15,997.23          16,680.48             15,764.26
        December-05         15,965.42          16,725.92             15,770.27
         January-06         16,524.01          17,224.94             16,187.82
        February-06         16,483.38          17,411.90             16,231.61
           March-06         16,702.45          17,708.87             16,433.63
           April-06         16,845.12          18,202.22             16,654.15
             May-06         16,355.97          17,758.87             16,175.43
            June-06         16,444.83          17,818.01             16,196.91
            July-06         16,557.40          17,996.49             16,296.74
          August-06         16,905.33          18,270.69             16,683.91
       September-06         17,251.41          18,756.47             17,113.58
         October-06         17,939.83          19,383.67             17,670.90
        November-06         18,449.97          19,732.90             18,006.39
        December-06         18,609.47          20,209.87             18,258.93
         January-07         18,994.72          20,565.34             18,534.78
        February-07         18,716.48          20,218.34             18,173.35
           March-07         18,933.29          20,480.15             18,376.17
           April-07         19,685.47          21,341.70             19,189.90
             May-07         20,383.91          22,155.85             19,858.86
            June-07         19,948.73          21,700.37             19,529.15
            July-07         19,075.30          20,850.80             18,924.39
          August-07         19,366.44          21,131.01             19,207.65

                                  [LINE CHART]

CIT Equity Income Fund S&P/Citigroup Value Index versus S&P 500 Composite Stock Price Index

                                                                      S&P 500
                         CIT Equity   S&P / Citigroup               Composite
              Date      Income Fund       Value Index       Stock Price Index
        October-03        10,000.00         10,000.00               10,000.00
       November-03        10,217.90         10,089.68               10,087.88
       December-03        10,627.08         10,712.36               10,616.57
        January-04        10,751.65         10,901.78               10,811.40
       February-04        11,070.85         11,147.89               10,961.63
          March-04        11,077.40         11,070.54               10,796.28
          April-04        10,758.00         10,797.59               10,627.02
            May-04        10,898.22         10,921.51               10,772.55
           June-04        11,137.53         11,158.61               10,981.96
           July-04        10,934.89         10,946.19               10,618.01
         August-04        10,989.45         11,063.74               10,660.66
      September-04        11,244.69         11,273.09               10,776.04
        October-04        11,229.08         11,443.35               10,940.67
       November-04        11,838.16         12,001.34               11,383.19
       December-04        12,196.36         12,391.84               11,770.43
        January-05        11,984.72         12,090.75               11,483.52
       February-05        12,345.29         12,309.54               11,725.06
          March-05        12,049.15         12,090.96               11,517.65
          April-05        11,734.35         11,844.18               11,299.35
            May-05        12,159.34         12,218.79               11,658.55
           June-05        12,353.88         12,403.29               11,675.26
           July-05        12,834.80         12,793.96               12,109.26
         August-05        12,748.07         12,697.90               11,998.71
      September-05        12,807.52         12,829.70               12,095.84
        October-05        12,459.87         12,605.63               11,894.09
       November-05        12,830.20         13,080.07               12,343.50
       December-05        12,797.89         13,115.70               12,348.20
        January-06        13,235.85         13,507.01               12,675.14
       February-06        13,203.41         13,653.61               12,709.43
          March-06        13,365.20         13,886.49               12,867.61
          April-06        13,479.02         14,273.35               13,040.28
            May-06        13,080.67         13,925.70               12,665.44
           June-06        13,143.59         13,972.07               12,682.26
           July-06        13,225.13         14,112.03               12,760.43
         August-06        13,502.35         14,327.04               13,063.58
      September-06        13,770.35         14,707.97               13,400.02
        October-06        14,318.23         15,199.79               13,836.40
       November-06        14,716.05         15,473.64               14,099.09
       December-06        14,757.20         15,847.65               14,296.83
        January-07        15,054.89         16,126.40               14,512.82
       February-07        14,825.24         15,854.30               14,229.82
          March-07        14,987.36         16,059.59               14,388.63
          April-07        15,575.93         16,735.19               15,025.79
            May-07        16,121.86         17,373.60               15,549.59
           June-07        15,776.31         17,016.44               15,291.42
           July-07        15,074.76         16,350.24               14,817.89
         August-07        15,297.20         16,569.97               15,039.68


K SHARES
Average Annual Total Returns*
for the periods ended 8/31/07

Fund/                                  Since Inception**
Benchmark                   One Year     (Annualized)
-------------------------- ---------- ------------------
CIT Equity Income Fund       13.29%         11.49%

S&P/Citigroup Value
Index                        15.66%         14.03%

S&P 500 Composite
Stock Price Index            15.13%         11.14%

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**    K Share commencement of operations was 10/16/03.

--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE AND MANAGER'S DISCUSSION - (CONTINUED)    AUGUST 31, 2007
--------------------------------------------------------------------------------

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/07

                                                         Since
Fund/                         One        Five Year    Inception***
Benchmark                     Year     (Annualized)   (Annualized)
------------------------- ----------- -------------- -------------
CIT European Growth &
Income Fund                   16.54%       16.45%         3.30%

Dow Jones Stoxx 50 Index
(U.S. dollars)                17.21%       17.28%         3.50%

                                  [LINE CHART]

CIT European Growth & Income Fund
versus Dow Jones Stoxx 50 Index (U.S. dollars)

                                         CIT European           Dow Jones Stoxx
                                             Growth &                  50 Index
                       Date               Income Fund             (U.S. dollars)
                 January-00                 10,000.00                 10,000.00
                February-00                 10,349.79                 10,665.21
                   March-00                 10,595.47                 10,994.79
                   April-00                 10,204.20                 10,517.46
                     May-00                 10,142.41                 10,498.30
                    June-00                 10,177.42                 10,527.69
                    July-00                  9,918.85                 10,314.88
                  August-00                  9,918.85                 10,193.24
               September-00                  9,255.97                  9,662.09
                 October-00                  9,328.61                  9,631.52
                November-00                  8,840.91                  9,220.93
                December-00                  9,307.85                  9,814.23
                 January-01                  9,297.48                  9,745.18
                February-01                  8,353.20                  8,701.07
                   March-01                  7,885.32                  8,112.39
                   April-01                  8,519.89                  8,758.04
                     May-01                  8,155.79                  8,319.17
                    June-01                  7,733.96                  7,976.70
                    July-01                  7,692.15                  7,969.24
                  August-01                  7,451.77                  7,706.69
               September-01                  6,904.44                  7,067.42
                 October-01                  7,114.30                  7,264.70
                November-01                  7,313.67                  7,456.83
                December-01                  7,481.55                  7,629.97
                 January-02                  7,103.81                  7,183.37
                February-02                  7,051.34                  7,199.87
                   March-02                  7,349.66                  7,540.90
                   April-02                  7,276.06                  7,422.75
                     May-02                  7,202.46                  7,374.79
                    June-02                  6,889.55                  7,155.68
                    July-02                  6,189.99                  6,324.83
                  August-02                  6,147.59                  6,308.50
               September-02                  5,418.68                  5,419.88
                 October-02                  5,929.67                  6,024.17
                November-02                  6,217.11                  6,295.52
                December-02                  5,944.16                  5,993.34
                 January-03                  5,816.32                  5,716.84
                February-03                  5,603.27                  5,575.26
                   March-03                  5,561.19                  5,485.10
                   April-03                  6,214.81                  6,237.36
                     May-03                  6,600.57                  6,593.22
                    June-03                  6,596.17                  6,665.16
                    July-03                  6,649.98                  6,743.27
                  August-03                  6,649.98                  6,633.12
               September-03                  6,751.23                  6,779.69
                 October-03                  7,118.50                  7,171.31
                November-03                  7,410.15                  7,522.97
                December-03                  8,037.43                  8,205.09
                 January-04                  8,091.51                  8,193.58
                February-04                  8,264.59                  8,373.80
                   March-04                  7,929.47                  8,062.86
                   April-04                  7,864.29                  8,026.38
                     May-04                  7,940.33                  8,100.48
                    June-04                  8,035.04                  8,140.12
                    July-04                  7,728.12                  7,947.97
                  August-04                  7,782.92                  7,969.14
               September-04                  8,042.94                  8,298.37
                 October-04                  8,373.01                  8,576.27
                November-04                  8,868.14                  9,136.36
                December-04                  9,184.35                  9,474.30
                 January-05                  8,942.08                  9,233.72
                February-05                  9,349.54                  9,677.94
                   March-05                  9,078.86                  9,427.45
                   April-05                  8,968.14                  9,253.38
                     May-05                  8,957.07                  9,272.29
                    June-05                  9,047.85                  9,419.55
                    July-05                  9,394.56                  9,772.30
                  August-05                  9,584.68                  9,858.41
               September-05                  9,772.80                 10,124.51
                 October-05                  9,559.86                  9,878.79
                November-05                  9,593.48                  9,943.91
                December-05                  9,826.48                 10,208.58
                 January-06                 10,387.99                 10,818.29
                February-06                 10,185.85                 10,716.78
                   March-06                 10,528.83                 11,052.74
                   April-06                 11,092.47                 11,626.53
                     May-06                 10,799.37                 11,340.10
                    June-06                 10,805.35                 11,385.13
                    July-06                 11,033.55                 11,600.79
                  August-06                 11,307.39                 11,939.81
               September-06                 11,275.22                 11,913.26
                 October-06                 11,700.47                 12,409.60
                November-06                 11,964.83                 12,691.54
                December-06                 12,163.67                 12,961.84
                 January-07                 12,278.86                 12,998.30
                February-07                 12,060.00                 12,899.28
                   March-07                 12,324.35                 13,224.03
                   April-07                 13,087.40                 14,145.32
                     May-07                 13,422.67                 14,335.15
                    June-07                 13,551.47                 14,463.49
                    July-07                 13,130.55                 14,098.16
                  August-07                 13,177.31                 13,994.81

                                  [LINE CHART]

CIT European Growth & Income Fund
versus Dow Jones Stoxx 50 Index (U.S. dollars)

                                      CIT European                Dow Jones
                                          Growth &           Stoxx 50 Index
                     Date              Income Fund            (U.S. dollars)
               October-03                10,000.00                10,000.00
              November-03                10,409.71                10,490.38
              December-03                11,290.44                11,441.55
               January-04                11,366.31                11,425.50
              February-04                11,593.94                11,676.82
                 March-04                11,111.97                11,243.22
                 April-04                11,020.65                11,192.35
                   May-04                11,111.97                11,295.67
                  June-04                11,243.04                11,350.95
                  July-04                10,814.74                11,083.01
                August-04                10,875.92                11,112.53
             September-04                11,249.62                11,571.62
               October-04                11,709.41                11,959.14
              November-04                12,383.77                12,740.16
              December-04                12,812.91                13,211.40
               January-05                12,491.06                12,875.93
              February-05                13,058.13                13,495.36
                 March-05                12,681.56                13,146.06
                 April-05                12,527.67                12,903.33
                   May-05                12,496.89                12,929.71
                  June-05                12,624.16                13,135.06
                  July-05                13,105.53                13,626.94
                August-05                13,353.97                13,747.02
             September-05                13,597.92                14,118.08
               October-05                13,302.64                13,775.43
              November-05                13,333.73                13,866.24
              December-05                13,655.41                14,235.30
               January-06                14,433.05                15,085.52
              February-06                14,153.11                14,943.97
                 March-06                14,623.27                15,412.45
                 April-06                15,402.76                16,212.56
                   May-06                14,981.84                15,813.15
                  June-06                14,972.64                15,875.95
                  July-06                15,287.85                16,176.67
                August-06                15,666.11                16,649.42
             September-06                15,613.94                16,612.39
               October-06                16,184.60                17,304.51
              November-06                16,549.19                17,775.19
              December-06                16,818.51                18,153.75
               January-07                16,977.17                18,204.82
              February-07                16,675.71                18,066.13
                 March-07                17,036.52                18,520.97
                 April-07                18,070.48                19,811.29
                   May-07                18,531.79                20,077.15
                  June-07                18,706.45                20,256.90
                  July-07                18,111.83                19,745.23
                August-07                18,176.11                19,600.48
K SHARES
Average Annual Total Returns*
for the periods ended 8/31/07

Fund/                                   Since Inception**
Benchmark                    One Year     (Annualized)
--------------------------- ---------- ------------------
CIT European Growth &
Income Fund                   16.02%         16.59%

Dow Jones Stoxx 50 Index
(U.S. dollars)                17.21%         18.75%

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/07

                                                           Since
Fund/                           One        Five Year    Inception***
Benchmark                       Year     (Annualized)   (Annualized)
--------------------------- ----------- -------------- -------------
CIT Nasdaq-100 Index Fund       25.51%       15.71%         -8.43%

Nasdaq-100 Index                26.47%       16.52%         -7.61%

                                  [LINE CHART]

CIT Nasdaq-100 Index Fund
versus Nasdaq-100 Index

                                       CIT Nasdaq-100                 Nasdaq-100
                       Date                Index Fund                      Index
                 January-00                 10,000.00                  10,000.00
                February-00                 11,780.38                  11,952.62
                   March-00                 12,268.87                  12,319.34
                   April-00                 10,517.70                  10,569.99
                     May-00                  9,321.78                   9,312.27
                    June-00                 10,542.90                  10,544.12
                    July-00                 10,125.88                  10,111.70
                  August-00                 11,409.00                  11,423.94
               September-00                  9,977.26                  10,003.61
                 October-00                  9,170.04                   9,196.06
                November-00                  6,969.45                   7,022.94
                December-00                  6,555.62                   6,561.13
                 January-01                  7,239.39                   7,265.63
                February-01                  5,329.15                   5,347.43
                   March-01                  4,380.11                   4,408.74
                   April-01                  5,162.65                   5,198.92
                     May-01                  5,010.49                   5,044.35
                    June-01                  5,099.72                   5,129.29
                    July-01                  4,675.66                   4,718.76
                  August-01                  4,077.61                   4,119.57
               September-01                  3,235.88                   3,274.97
                 October-01                  3,780.64                   3,825.75
                November-01                  4,423.46                   4,474.34
                December-01                  4,368.99                   4,421.09
                 January-02                  4,303.61                   4,345.96
                February-02                  3,780.64                   3,811.10
                   March-02                  4,031.24                   4,073.54
                   April-02                  3,540.95                   3,581.01
                     May-02                  3,355.72                   3,388.56
                    June-02                  2,898.12                   2,948.49
                    July-02                  2,669.33                   2,698.43
                  August-02                  2,625.75                   2,643.40
               September-02                  2,320.68                   2,335.26
                 October-02                  2,745.60                   2,775.94
                November-02                  3,105.14                   3,131.33
                December-02                  2,734.70                   2,762.12
                 January-03                  2,723.81                   2,758.67
                February-03                  2,789.18                   2,835.25
                   March-03                  2,821.87                   2,860.52
                   April-03                  3,061.56                   3,106.19
                     May-03                  3,323.04                   3,364.70
                    June-03                  3,333.93                   3,375.45
                    July-03                  3,530.05                   3,587.24
                  August-03                  3,715.27                   3,768.57
               September-03                  3,606.32                   3,663.39
                 October-03                  3,911.39                   3,982.48
                November-03                  3,944.07                   4,005.43
                December-03                  4,053.02                   4,128.85
                 January-04                  4,118.39                   4,199.98
                February-04                  4,053.02                   4,137.39
                   March-04                  3,965.86                   4,047.50
                   April-04                  3,856.91                   3,943.83
                     May-04                  4,042.12                   4,127.71
                    June-04                  4,172.87                   4,269.85
                    July-04                  3,856.91                   3,943.24
                  August-04                  3,769.74                   3,856.44
               September-04                  3,878.70                   3,980.65
                 October-04                  4,085.70                   4,189.47
                November-04                  4,314.51                   4,430.65
                December-04                  4,462.14                   4,572.50
                 January-05                  4,188.72                   4,286.59
                February-05                  4,166.84                   4,265.91
                   March-05                  4,090.29                   4,185.85
                   April-05                  3,915.31                   4,012.19
                     May-05                  4,254.34                   4,359.39
                    June-05                  4,112.16                   4,220.88
                    July-05                  4,418.39                   4,536.84
                  August-05                  4,352.77                   4,474.04
               September-05                  4,407.45                   4,530.55
                 October-05                  4,341.83                   4,467.38
                November-05                  4,593.38                   4,734.52
                December-05                  4,516.82                   4,659.17
                 January-06                  4,702.74                   4,846.27
                February-06                  4,593.38                   4,736.04
                   March-06                  4,682.07                   4,830.48
                   April-06                  4,671.11                   4,822.82
                     May-06                  4,342.15                   4,483.20
                    June-06                  4,331.19                   4,471.22
                    July-06                  4,144.79                   4,285.17
                  August-06                  4,342.15                   4,488.82
               September-06                  4,539.53                   4,700.44
                 October-06                  4,747.87                   4,923.79
                November-06                  4,912.33                   5,094.18
                December-06                  4,824.62                   4,999.49
                 January-07                  4,923.30                   5,100.75
                February-07                  4,846.55                   5,017.91
                   March-07                  4,868.48                   5,049.13
                   April-07                  5,131.64                   5,321.86
                     May-07                  5,296.12                   5,498.35
                    June-07                  5,307.08                   5,515.57
                    July-07                  5,296.12                   5,510.34
                  August-07                  5,449.63                   5,677.12


                                  [LINE CHART]

CIT Nasdaq-100 Index Fund
versus Nasdaq-100 Index

                                    CIT Nasdaq-100               Nasdaq-100
                     Date               Index Fund                    Index
               October-03                10,000.00                10,000.00
              November-03                10,083.56                10,057.61
              December-03                10,362.11                10,367.53
               January-04                10,529.25                10,546.13
              February-04                10,362.11                10,388.95
                 March-04                10,139.27                10,163.24
                 April-04                 9,860.73                 9,902.93
                   May-04                10,306.40                10,364.64
                  June-04                10,640.67                10,721.56
                  July-04                 9,832.86                 9,901.45
                August-04                 9,610.03                 9,683.49
             September-04                 9,888.58                 9,995.40
               October-04                10,389.97                10,519.75
              November-04                10,974.93                11,125.34
              December-04                11,343.45                11,481.53
               January-05                10,672.91                10,763.61
              February-05                10,617.02                10,711.69
                 March-05                10,421.44                10,510.66
                 April-05                 9,974.42                10,074.60
                   May-05                10,812.60                10,946.41
                  June-05                10,477.33                10,598.61
                  July-05                11,231.70                11,391.99
                August-05                11,064.06                11,234.31
             September-05                11,203.76                11,376.19
               October-05                11,036.12                11,217.58
              November-05                11,678.72                11,888.37
              December-05                11,483.15                11,699.15
               January-06                11,902.24                12,168.97
              February-06                11,650.79                11,892.18
                 March-06                11,874.30                12,129.32
                 April-06                11,846.36                12,110.09
                   May-06                11,008.17                11,257.31
                  June-06                10,952.30                11,227.24
                  July-06                10,505.27                10,760.05
                August-06                10,980.23                11,271.42
             September-06                11,483.15                11,802.78
               October-06                12,014.00                12,363.63
              November-06                12,405.15                12,791.47
              December-06                12,181.64                12,553.70
               January-07                12,405.15                12,807.98
              February-07                12,209.58                12,599.97
                 March-07                12,265.45                12,680.58
                 April-07                12,936.00                13,365.53
                   May-07                13,327.16                13,808.78
                  June-07                13,355.09                13,852.03
                  July-07                13,327.16                13,838.89
                August-07                13,718.31                14,257.77


K SHARES
Average Annual Total Returns*
for the periods ended 8/31/07

Fund/                               Since Inception**
Benchmark                One Year     (Annualized)
----------------------- ---------- ------------------
CIT Nasdaq-100 Index
Fund                      24.94%          8.28%

Nasdaq-100 Index          26.47%          9.39%

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**    K Share commencement of operations was 10/16/03.

***   Commencement of operations was 1/18/00.

--------------------------------------------------------------------------------
                           ABOUT YOUR FUND'S EXPENSES
                                AUGUST 31, 2007
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% Return - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as redemption fees. The Fund does not carry a sales load, nor does it charge redemption fees on shares held over seven days. Therefore, the information under the heading "Based on Hypothetical 5% Return before expenses" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included because of the timing of any redemptions, your costs would have been higher.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                                   Beginning Account Value   Ending Account Value   Expenses Paid
                                                        March 1, 2007           August 31, 2007     During Period
                                                  ------------------------- ---------------------- --------------
CALIFORNIA TAX-FREE INCOME FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $  996           $   3.57(1)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,021           $   3.62(1)

CALIFORNIA INSURED INTERMEDIATE FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,012           $   3.45(2)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,022           $   3.47(2)

TAX FREE MONEY MARKET
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,015           $   2.69(3)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,022           $   2.70(3)

U.S. GOVERNMENT SECURITIES FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,018           $   3.76(4)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,021           $   3.77(4)
K Shares
Based on Actual Fund Return                                 $1,000                  $1,016           $   6.30(4)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,019           $   6.31(4)

SHORT-TERM U.S. GOVERNMENT BOND FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,027           $   3.01(5)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,022           $   3.01(5)
K Shares
Based on Actual Fund Return                                 $1,000                  $1,024           $   5.56(5)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,020           $   5.55(5)

US TREASURY
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,022           $   2.70(6)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,022           $   2.70(6)
K Shares
Based on Actual Fund Return                                 $1,000                  $1,020           $   5.24(6)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,020           $   5.24(6)

S&P 500 INDEX FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,056           $   1.87(7)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,023           $   1.84(7)

--------------------------------------------------------------------------------
                           ABOUT YOUR FUND'S EXPENSES
                         AUGUST 31, 2007 - (CONTINUED)
--------------------------------------------------------------------------------


                                                   Beginning Account Value   Ending Account Value    Expenses Paid
                                                        March 1, 2007           August 31, 2007      During Period
                                                  ------------------------- ---------------------- ----------------
S&P 500 INDEX FUND
K Shares
Based on Actual Fund Return                                 $1,000                  $1,053             $  4.45(7)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,021             $  4.38(7)

S&P MIDCAP INDEX FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,032             $  2.97(8)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,022             $  2.96(8)
K Shares
Based on Actual Fund Return                                 $1,000                  $1,029             $  5.52(8)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,020             $  5.50(8)

S&P SMALLCAP INDEX FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,029             $  3.78(9)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,021             $  3.77(9)
K Shares
Based on Actual Fund Return                                 $1,000                  $1,026             $  6.33(9)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,019             $  6.31(9)

EQUITY INCOME FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,035            $   4.67(10)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,020            $   4.63(10)
K Shares
Based on Actual Fund Return                                 $1,000                  $1,032            $   7.22(10)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,018            $   7.17(10)

EUROPEAN GROWTH & INDEX FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,093            $   5.28(11)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,020            $   5.09(11)
K Shares
Based on Actual Fund Return                                 $1,000                  $1,090            $   7.90(11)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,017            $   7.63(11)

NASDAQ-100 INDEX FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,124            $   3.96(12)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,021            $   3.77(12)
K Shares
Based on Actual Fund Return                                 $1,000                  $1,124            $   6.64(12)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,019            $   6.31(12)

----------

(1) Expenses are equal to the Fund's expense ratio (0.71%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(2) Expenses are equal to the Fund's expense ratio (0.68%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(3) Expenses are equal to the Fund's expense ratio (0.53%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(4) Expenses are equal to the Fund's expense ratio (Direct Shares 0.74%; K Shares 1.24%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(5) Expenses are equal to the Fund's expense ratio (Direct Shares 0.59%; K Shares 1.09%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(6) Expenses are equal to the Fund's expense ratio (Direct Shares 0.53%; K Shares 1.03%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(7) Expenses are equal to the Fund's expense ratio (Direct Shares 0.36%; K Shares 0.86%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(8) Expenses are equal to the Fund's expense ratio (Direct Shares 0.58%; K Shares 1.08%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(9) Expenses are equal to the Fund's expense ratio (Direct Shares 0.74%; K Shares 1.24%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(10) Expenses are equal to the Fund's expense ratio (Direct Shares 0.91%; K Shares 1.41%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(11) Expenses are equal to the Fund's expense ratio (Direct Shares 1.00%; K Shares 1.50%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(12) Expenses are equal to the Fund's expense ratio (Direct Shares 0.74%; K Shares 1.24%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR BREAKDOWNS                               AUGUST 31, 2007
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE INCOME FUND

                                                                                                                          Percentage
                                                                                                                           of Total
                           Security                  Description                                                 Value    Investment
------------------------------------------------------------------------------------------------------------------------------------
1.    SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY     Multiple Project Revenue Bonds; Series 1989              $4,091,166      3.4%
2.    LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY   Bunker Hill Project; Series A                             4,077,640      3.4%
3.    CALIFORNIA, STATE OF                           General Obligation Bonds; 2005                            4,055,680      3.4%
4.    CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY    Stanford University Revenue Bonds; Series P               3,274,680      2.7%
5.    SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT  Sales Tax Revenue Refunding Bonds; Series 1990            3,274,176      2.7%
6.    CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY    Revenue Bonds (Occidental College); Series 2005A          3,251,689      2.7%
7.    EAST SIDE UNION HIGH SCHOOL DISTRICT           Santa Clara County; Ref-2012 Crossover                    3,234,658      2.7%
8.    LOS ANGELES COUNTY TRANSPORTATION COMMISSION   Sales Tax Revenue Refunding Bonds, 1991; Series B         2,995,443      2.5%
9.    KERN HIGH SCHOOL DISTRICT                      Series General Obligation Refunding Bonds; 2004 Series A  2,979,417      2.5%
10.   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
      AUTHORITY                                      John Muir Health: Series A                                2,923,770      2.4%


CALIFORNIA INSURED INTERMEDIATE FUND

                                                                                                                        Percentage
                                                                                                                         of Total
                     Security                       Description                                               Value     Investment
------------------------------------------------------------------------------------------------------------------------------------
1.    MONTEREY, COUNTY OF                           Certificates of Participation                           $636,138        3.6%
2.    CALIFORNIA, STATE OF                          Series C-3                                               600,000        3.4%
3.    EASTERN MUNICIPAL WATER DISTRICT              Certificates of Participation; Series A                  580,278        3.3%
4.    SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY    San Juan Power Project 2002 Refunding; Series A          542,670        3.1%
5.    IMPERIAL IRRIGATION DISTRICT                  Certificates of Participation; 1997 Capital Projects     541,713        3.1%
6.    FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT   General Obligation Refunding Bonds 2005                  541,695        3.1%
7.    FRESNO, CITY OF                               Water System Revenue Refunding; Series A                 541,530        3.1%
8.    OAKLAND JOINT POWERS FINANCING AUTHORITY      Convention Centers; Series 2001                          541,220        3.1%
9.    CASTAIC LAKE WATER AGENCY                     Water System Improvement Projects; Series 2001A          541,135        3.1%
10.   BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY      Lease Revenue Refunding; Series A                        538,225        3.1%


CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                                                          Percentage
                                                                                                                           of Total
                          Security                           Description                                          Value   Investment
------------------------------------------------------------------------------------------------------------------------------------
1.    CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK  J. Paul Getty Trust; Series B                     $4,600,000     4.6%
2.    SAN FRANCISCO, CITY & COUNTY                           Refunding Bonds; Series 33J                        3,400,000     3.4%
3.    CALIFORNIA DEPARTMENT OF WATER RESOURCES               Series B-4                                         3,100,000     3.1%
4.    LOS ANGELES, COUNTY OF                                 Tax & Revenue Anticipation Notes; Series A         3,021,208     3.0%
5.    LOS ANGELES WASTEWATER SYSTEMS                         Series B-1                                         3,000,000     3.0%
6.    LOS ANGELES COUNTY TRANSPORTATION COMMISSION           Sales Tax Revenue Refunding Bonds; 1992; Series A  3,000,000     3.0%
7.    UNIVERSITY OF CALIFORNIA BOARD OF REGENTS              Commercial Paper Notes; Series A                   3,000,000     3.0%
8.    BAY AREA TOLL AUTHORITY                                San Francisco Bay Area; Series B                   2,800,000     2.8%
9.    IRVINE, CITY OF                                        Assessment District 89-10                          2,800,000     2.8%
10.   METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA     Water Revenue Refunding Bonds; Series B-1          2,150,000     2.1%

[BAR CHART]

California Tax-Free Income Fund

Long Term Securities                      94.4%
Variable Rate Demand Notes                 5.6%

[BAR CHART]

California Insured intermediate Fund

Long Term Securities                      91.5%
Variable Rate Demand Notes                 8.5%

[BAR CHART]

California Tax-Free Money Market Fund

Variable Rate Demand Notes                75.9%
Tax and Revenue Anticipation Notes        16.1%
Commercial Paper                           8.0%

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR BREAKDOWNS - (CONTINUED)                 AUGUST 31, 2007
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES FUND

                                                                                Percentage
                                                                                 of Total
                     Security                         Maturity       Value      Investment
--------------------------------------------------- ------------ ------------- -----------
1.    United States Treasury Notes                    5/15/2008   $5,036,653       19.4%
2.    Government National Mortgage Association        4/15/2036    3,728,492       14.4%
3.    United States Treasury Bond                     5/15/2016    3,573,048       13.8%
4.    Government National Mortgage Association II    12/20/2034    1,832,885        7.1%
5.    Government National Mortgage Association II     7/20/2035    1,521,912        5.9%
6.    Government National Mortgage Association        7/15/2020    1,372,095        5.3%
7.    Government National Mortgage Association        2/15/2019    1,325,451        5.1%
8.    Government National Mortgage Association        1/15/2019    1,064,553        4.1%
9.    Government National Mortgage Association        9/15/2018      977,504        3.8%
10.   Government National Mortgage Association II     8/20/2035      906,343        3.5%

[BAR CHART]

Government National Mortgage Association     62.2%
United States Treasury Bills                  4.6%
United States Treasury Bonds                 13.8%
United States Treasury Notes                 19.4%

SHORT-TERM U.S. GOVERNMENT BOND FUND

                                                                              Percentage
                                                                               of Total
                     Security                         Maturity      Value     Investment
--------------------------------------------------- ------------ ----------- -----------
1.    United States Treasury Notes                    8/15/2009   $911,251        7.4%
2.    United States Treasury Notes                    2/15/2010    607,969        4.9%
3.    United States Treasury Notes                    3/31/2009    602,531        4.9%
4.    United States Treasury Notes                    9/30/2008    602,344        4.9%
5.    Government National Mortgage Association II    11/20/2034    509,929        4.1%
6.    United States Treasury Notes                    5/15/2009    505,547        4.1%
7.    United States Treasury Notes                   11/15/2008    503,008        4.1%
8.    United States Treasury Notes                    4/30/2009    502,422        4.1%
9.    United States Treasury Notes                    2/15/2009    502,110        4.1%
10.   United States Treasury Notes                    1/15/2009    493,829        4.0%

[BAR CHART]

Government National Mortgage Association     6.8%
United States Treasury Bills                 1.6%
United States Treasury Bonds                91.4%
Affiliated Accounts                          0.2%

THE UNITED STATES TREASURY TRUST

                                                                 Percentage
                                                                  of Total
             Security                 Maturity        Value      Investment
----------------------------------- ------------ -------------- -----------
1.   United States Treasury Bills    10/18/2007   $19,078,895       48.0%
2.   United States Treasury Bills     9/20/2007    12,170,260       30.6%
3.   United States Treasury Bills    11/23/2007     8,528,101       21.4%

[BAR CHART]

United States Treasury Bills     100%

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR BREAKDOWNS - (CONTINUED)                 AUGUST 31, 2007
--------------------------------------------------------------------------------

S&P 500 INDEX FUND

                                      Percentage
                                       of Total
Security                   Value      Investment
---------------------- ------------- -----------
Exxon Mobil Corp        $4,169,050        3.7%
General Electric Co      3,411,581        3.0%
AT&T Inc                 2,138,348        1.9%
Microsoft Corp           2,022,075        1.8%
Citigroup Inc            1,964,788        1.7%
Bank of America Corp     1,938,307        1.7%
Procter & Gamble Co      1,707,007        1.5%
Cisco Systems Inc        1,681,194        1.5%
Chevron Corp             1,639,094        1.4%
Johnson & Johnson        1,570,393        1.4%

[BAR CHART]

Basic Materials                    2.7%
Communications                    11.6%
Consumer Cyclical                  8.2%
Consumer Non-Cyclical             19.9%
Energy                            11.2%
Financial                         19.6%
Industrial                        11.8%
Technology                        11.3%
United States Treasury Bills       0.3%
Utility                            3.4%

S&P MIDCAP INDEX FUND

                                                         Percentage
                                                          of Total
Security                                      Value      Investment
----------------------------------------- ------------- -----------
Noble Energy Inc                           $1,580,922        0.9%
Lyondell Chemical Co                        1,546,291        0.9%
Expeditors International Washington Inc     1,474,748        0.8%
Cameron International Corp                  1,431,956        0.8%
Microchip Technology Inc                    1,297,970        0.7%
Intuitive Surgical Inc                      1,272,581        0.7%
Harris Corp                                 1,263,682        0.7%
Jacobs Engineering Group Inc                1,220,286        0.7%
Lam Research Corp                           1,182,756        0.7%
GameStop Corp                               1,173,276        0.7%

[BAR CHART]

Basic Materials                              5.8%
Communications                               5.7%
Consumer Cyclical                           13.3%
Consumer Non-Cyclical                       18.0%
Energy                                       9.6%
Financial                                   14.3%
Industrial                                  16.3%
Technology                                   9.5%
United States Treasury Bills                 0.6%
Utility                                      6.9%

S&P SMALLCAP INDEX FUND

                                                             Percentage
                                                              of Total
Security                                           Value     Investment
----------------------------------------------- ----------- -----------
United States Treasury Bill 9/27/07              $399,009        1.2%
Manitowoc Co Inc/The                              305,401        0.9%
Varian Semiconductor Equipment Associates Inc     278,984        0.8%
Trimble Navigation Ltd                            257,763        0.8%
Crocs Inc                                         247,968        0.7%
Shaw Group Inc/The                                247,447        0.7%
Chaparral Steel Co                                245,556        0.7%
Energen Corp                                      237,891        0.7%
Oceaneering International Inc                     232,374        0.7%
Helix Energy Solutions Group Inc                  216,207        0.6%

[BAR CHART]

Basic Materials                          3.6%
Communications                           3.9%
Consumer Cyclical                       15.3%
Consumer Non-Cyclical                   17.9%
Energy                                   6.1%
Financial                               15.3%
Industrial                             212.6%
Technology                               8.7%
United States Treasury Bills             1.8%
Utility                                  5.7%
Affiliated Accounts                      0.1%

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR BREAKDOWNS - (CONTINUED)                 AUGUST 31, 2007
--------------------------------------------------------------------------------

EQUITY INCOME FUND

                                                      Percentage
                                                       of Total
Security                                   Value      Investment
-------------------------------------- ------------- -----------
United States Treasury Bill 10/18/07    $3,477,983       12.3%
Bank of America Corp                       811,691        2.9%
Coca-Cola Co/The                           779,810        2.7%
McDonald's Corp                            751,949        2.6%
Wells Fargo & Co                           748,851        2.6%
Baxter International Inc                   701,530        2.5%
McGraw-Hill Cos Inc/The                    664,962        2.3%
Exxon Mobil Corp                           663,207        2.3%
Citigroup Inc                              600,580        2.1%
Intel Corp                                 547,522        1.9%

[BAR CHART]

Basic Materials                     3.5%
Communications                      4.2%
Consumer Cyclical                  10.2%
Consumer Non-Cyclical              17.9%
Energy                             11.2%
Financial                          22.9%
Industrial                          4.7%
Technology                          7.4%
United States Treasury Bills       13.3%
Utility                             4.4%
Affiliated Accounts                 0.3%

EUROPEAN GROWTH & INCOME FUND

                                         Percentage
                                          of Total
Security                       Value     Investment
--------------------------- ----------- -----------
BP PLC ADR                   $651,775        4.7%
HSBC Holdings PLC ADR         614,198        4.4%
Vodafone Group PLC ADR        577,789        4.2%
Total SA ADR                  575,039        4.2%
Nestle SA ADR                 538,703        3.9%
Nokia OYJ ADR                 523,713        3.8%
GlaxoSmithKline PLC ADR       505,907        3.7%
Royal Dutch Shell PLC ADR     473,382        3.4%
Novartis AG ADR               434,731        3.1%
Barclays PLC ADR              399,330        2.9%

[BAR CHART]

Basic Materials                     4.6%
Communications                     16.3%
Consumer Cyclical                   2.0%
Consumer Non-Cyclical              18.5%
Energy                             16.3%
Financial                          30.9%
Industrial                          3.6%
Technology                          1.1%
United States Treasury Bills        2.2%
Utility                             4.4%
Affiliated Accounts                 0.1%

NASDAQ-100 INDEX FUND

                                        Percentage
                                         of Total
Security                     Value      Investment
------------------------ ------------- -----------
Apple Inc                 $1,848,431        9.4%
Microsoft Corp             1,077,662        5.5%
Qualcomm Inc                 891,701        4.6%
Google Inc                   805,851        4.1%
Cisco Systems Inc            765,442        3.9%
Intel Corp                   592,405        3.0%
Research In Motion Ltd       528,602        2.7%
Oracle Corp                  486,355        2.5%
Comcast Corp                 418,588        2.1%
eBay Inc                     386,660        2.0%

[BAR CHART]

Basic Materials                     0.3%
Communications                     28.5%
Consumer Cyclical                   9.7%
Consumer Non-Cyclical              13.7%
Energy                              0.2%
Industrial                          3.3%
Technology                         41.1%
United States Treasury Bills       31.1%
Affiliated Accounts                 0.1%

--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE INCOME FUND      PORTFOLIO OF INVESTMENTS          8/31/2007
--------------------------------------------------------------------------------

                                                                                                           VALUE
SECURITY DESCRIPTION                                                 PAR VALUE     RATE      MATURITY     (NOTE 1)
------------------------------------------------------------------ ------------ ---------- ------------ ------------
LONG TERM SECURITIES (93.39%)
BAY AREA TOLL AUTHORITY
 Series F                                                           $  500,000      5.00%    4/1/2031    $  513,675
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
 Pomona College Refunding Revenue Bonds; Series 1999                 2,500,000      5.25%    1/1/2017     2,573,975
 Revenue Bonds (Occidental College); Series 2005A                    3,165,000      5.00%   10/1/2030     3,251,689
 Stanford University Revenue Bonds; Series P                         3,000,000      5.25%   12/1/2013     3,274,680
CALIFORNIA, STATE OF
 Economic Recovery Bonds; Series 2004A & B                           2,000,000      5.00%    7/1/2016     2,092,400
 Economic Recovery Bonds; Series B                                   2,000,000      3.50%    7/1/2023     1,996,680
 General Obligation Bonds                                            2,000,000      5.00%    6/1/2033     2,007,500
 General Obligation Bonds; 2005                                      4,000,000      5.00%    5/1/2027     4,055,680
 Variable Purpose                                                    2,000,000      5.00%    3/1/2028     2,026,260
CALIFORNIA DEPARTMENT OF WATER RESOURCES
 Water System Revenue Bonds, Central Valley J-1; Unrefunded          1,695,000      7.00%   12/1/2011     1,910,858
 Water System Revenue Bonds, Central Valley J-3; Unrefunded          2,070,000      7.00%   12/1/2011     2,333,615
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
 John Muir Health: Series A                                          3,000,000      5.00%   8/15/2036     2,923,770
 UniHealth America; Certificates of Participation; 1993 Series A     2,160,000      5.50%   10/1/2014     2,337,876
CASTAIC LAKE WATER AGENCY
 Water System Improvement Projects; Series 1994A                     2,090,000      7.25%    8/1/2009     2,223,509
CONTRA COSTA WATER DISTRICT
 Water Revenue Bonds; Series E                                       2,000,000      6.25%   10/1/2012     2,124,340
CUCAMONGA COUNTY WATER DISTRICT
 Water Facilities and Refinancing, 2001                              1,080,000      5.00%    9/1/2016     1,122,206
EAST SIDE UNION HIGH SCHOOL DISTRICT
 Santa Clara County; Ref-2012 Crossover                              2,975,000      5.25%    9/1/2023     3,234,658
ELSINORE VALLEY MUNICIPAL WATER DISTRICT
 Certificates of Participation                                       1,000,000      6.00%    7/1/2012     1,075,860
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
 Election 1999; Series C                                             2,000,000      0.00%    8/1/2027       749,380
KERN HIGH SCHOOL DISTRICT
 General Obligation Refunding Bonds; 1996 Series A                   2,555,000      6.60%    8/1/2016     2,794,787
 Series General Obligation Refunding Bonds; 2004 Series A            2,890,000      5.00%    8/1/2026     2,979,417
LA QUINTA REDEVELOPMENT AGENCY
 Redevelopment Project Area No.2; Series 1994                        1,015,000      7.30%    9/1/2009     1,084,761
LOS ANGELES, COUNTY OF
 Certificates of Participation                                       1,060,000      5.00%   12/1/2010     1,105,739
LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
 Bunker Hill Project; Series A                                       4,000,000      5.00%   12/1/2027     4,077,640
LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
 Lease Revenue Bonds; 1993 Series A                                  2,500,000      6.00%   8/15/2010     2,661,700
LOS ANGELES UNIFIED SCHOOL DISTRICT
 General Obligation Bonds; 1997 Series A                             2,450,000      6.00%    7/1/2014     2,763,698
LOS ANGELES WASTEWATER SYSTEMS
 Series A                                                            2,000,000      5.00%    6/1/2028     2,040,800
LOS ANGELES COUNTY TRANSPORTATION COMMISSION
 Sales Tax Revenue Refunding Bonds, 1991; Series B                   2,865,000      6.50%    7/1/2010     2,995,443
M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
 San Juan Project Refunding Revenue Bonds; Series F                  1,500,000      6.13%    7/1/2013     1,622,850
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
 Water System Revenue Bonds, 2005 Series A                           2,000,000      5.00%    3/1/2016     2,134,900
NOVATO UNIFIED SCHOOL DISTRICT
 General Obligation bonds; Election 2001; Series 2005                2,000,000      5.00%    8/1/2028     2,054,020
OAKLAND REDEVELOPMENT AGENCY
 Central District Redevelopment Project; Series 1992                 2,000,000      5.50%    2/1/2014     2,107,620
 Central District Redevelopment Project; Series 2005                 1,000,000      5.00%    9/1/2022     1,026,520
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
 Gas Revenue Bonds; Series 2007                                      1,000,000      5.00%   2/15/2024     1,002,200
ROSEVILLE WOODCREEK WEST
 Special Tax Refunding; Series 2005                                  1,000,000      5.00%    9/1/2030     1,015,150
SACRAMENTO CITY FINANCING AUTHORITY
 Capital Improvement: Series A                                       2,000,000      5.00%   12/1/2036     2,035,440
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN AUTH.
 Special Tax Revenue Bonds; 1996 Series A                            1,575,000      6.00%    9/1/2016     1,794,902
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
 Sales Tax Revenue Refunding Bonds; Series 1990                      2,950,000      6.75%    7/1/2011     3,274,176
SAN MARINO UNIFIED SCHOOL DISTRICT
 General Obligation Bonds; 1998 Series B                             1,440,000      5.25%    7/1/2016     1,574,438

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE INCOME FUND

                     PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                                                       8/31/2007
--------------------------------------------------------------------------------

                                                                                                           VALUE
SECURITY DESCRIPTION                                             PAR VALUE      RATE       MATURITY       (NOTE 1)
-------------------------------------------------------------- ------------- ---------- ------------- ---------------
SANTA ANA UNIFIED SCHOOL DISTRICT
 General Obligation Bonds; Series 2000                          $2,500,000       5.70%     8/1/2022    $  2,642,475
SANTA CLARA REDEVELOPMENT AGENCY
 Bayshore North Project, 1992 Tax Allocation Refunding Bonds     2,560,000       7.00%     7/1/2010       2,699,827
SANTA CLARA COUNTY FINANCING AUTHORITY
 Lease Revenue Refunding Bonds; 1997 Series A                    2,000,000       6.00%   11/15/2012       2,213,180
 Lease Revenue Refunding Bonds; 1997 Series A                    1,750,000       5.75%   11/15/2013       1,935,238
SANTA MARGARITA-DANA POINT AUTHORITY
 Improvement District; 1994 Series A                             1,045,000       7.25%     8/1/2010       1,145,968
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
 Election 2004; Capital Appreciation Bonds                       2,500,000       0.00%     8/1/2029         843,025
SONOMA, COUNTY OF
 Certificates of Participation; 2002 Series A                    1,815,000       5.00%   11/15/2012       1,919,798
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
 Election 2002; Series B                                         1,000,000       5.00%     8/1/2027       1,030,270
SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
 Installment Sale Revenue Bonds; Series 1992                     2,400,000       6.00%     8/1/2011       2,557,944
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
 Multiple Project Revenue Bonds; Series 1989                     3,585,000       6.75%     7/1/2013       4,091,166
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
 UC San Diego Medical Center; Series 2000                        2,500,000       5.13%    12/1/2016       2,619,300
VAL VERDE UNIFIED SCHOOL DISTRICT
 Refunding and School Construction Project; 2005 Series B          635,000       5.00%     1/1/2024         679,145
 School Construction Project; Unrefunded; 2005 Series B          1,345,000       5.00%     1/1/2024       1,373,891
WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
 Election 2004; Series A                                         2,000,000       5.00%     8/1/2030       2,063,800
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
 Election 2001; Capital Appreciation Bonds, Series B             3,595,000       0.00%     9/1/2029       1,204,648
                                                                                                       ------------
Total Long-Term Securities (Cost $110,518,554)                                                          112,994,487
                                                                                                       ------------
VARIABLE RATE DEMAND NOTES* (5.57%)
CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
 The J. Paul Getty Trust                                           800,000       3.90%     9/4/2007         800,000
CITY OF IRVINE, ASSESMENT DISTRICT 93-14
 Limited Obligation Improvement Bonds                              341,000       3.83%     9/4/2007         341,000
CALIFORNIA, STATE OF
 Economic Recovery Bonds Series                                  1,400,000       3.85%     9/4/2007       1,400,000
 Economic Recovery Bonds; Series C-2                               600,000       3.85%     9/4/2007         600,000
 Series A-3                                                      2,200,000       3.85%     9/4/2007       2,200,000
CALIFORNIA DEPARTMENT OF WATER RESOURCES
 Series B-5                                                      1,400,000       3.85%     9/4/2007       1,400,000
                                                                                                       ------------
Total Variable Rate Demand Notes (Cost $6,741,000)                                                        6,741,000
                                                                                                       ------------
Total Investments (Cost $117,259,554)(a)(98.96%)                                                        119,735,487
Other Net Assets (1.04%)                                                                                  1,260,665
                                                                                                       ------------
Net Assets (100.00%)                                                                                   $120,996,152
                                                                                                       ============
(a) Aggregate cost for federal income tax purposes is $116,755,621. At August
31, 2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows: Unrealized appreciation $ 4,225,990
Unrealized depreciation                                                                                  (1,246,124)
                                                                                                       ------------
Net unrealized appreciation (depreciation)                                                             $  2,979,866
                                                                                                       ============

*     Stated maturity reflects next reset date.

--------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE FUND      PORTFOLIO OF INVESTMENTS     8/31/2007
--------------------------------------------------------------------------------

                                                                                                 VALUE
SECURITY DESCRIPTION                                       PAR VALUE     RATE      MATURITY     (NOTE 1)
--------------------------------------------------------- ----------- ---------- ------------ -----------
LONG TERM SECURITIES (90.36%)
ANAHEIM PUBLIC FINANCIAL AUTHORITY
 Convention Center Project; Series A                       $500,000       5.25%    8/1/2013    $533,930
BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
 Lease Revenue Refunding; Series A                          500,000       5.25%    6/1/2013     538,225
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
 University of San Francisco Revenue Bonds; Series 1996     500,000       5.60%   10/1/2010     528,770

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE FUND

                     PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                                                       8/31/2007
--------------------------------------------------------------------------------

                                                                                                        VALUE
SECURITY DESCRIPTION                                             PAR VALUE     RATE      MATURITY      (NOTE 1)
--------------------------------------------------------------- ----------- ---------- ------------ -------------
CALIFORNIA STATE PUBLIC WORKS BOARD
 CA State Prison - Lassen County; 2001 Series A                  $400,000       5.25%    6/1/2011    $   422,936
 Lease Revenue Refunding Bonds; 2001 Series A                     500,000       5.25%    6/1/2012        534,795
CASTAIC LAKE WATER AGENCY
 Water System Improvement Projects; Series 1994A                  300,000       7.25%    8/1/2009        319,164
 Water System Improvement Projects; Series 2001A                  500,000       6.00%    8/1/2012        541,135
CENTRAL VALLEY SCHOOL DISTRICTS FINANCING AUTHORITY
 General Obligation Refi. Bonds; Series C                         400,000       6.15%    2/1/2009        413,860
CHAFFEY UNION HIGH SCHOOL DISTRICT
 General Obligation Bonds; Series C                               500,000       5.00%    5/1/2012        529,140
EASTERN MUNICIPAL WATER DISTRICT
 Certificates of Participation; Series A                          550,000       5.25%    7/1/2012        580,278
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
 General Obligation Refunding Bonds 2005                          500,000       5.50%    8/1/2012        541,695
FRESNO, CITY OF
 Water System Revenue Refunding; Series A                         500,000       6.00%    6/1/2011        541,530
IMPERIAL IRRIGATION DISTRICT
 Certificates of Participation; 1997 Capital Projects             530,000       5.20%   11/1/2009        541,713
LOS ANGELES DEPARTMENT OF WATER AND POWER
 Power Project Revenue Bond; 2001 Series A                        500,000       5.25%    7/1/2014        526,980
LOS ANGELES, CITY OF
 Sanitation Equipment Charge Revenue Bonds; Series 2001A          500,000       5.00%    2/1/2008        502,925
LOS ANGELES UNIFIED SCHOOL DISTRICT
 Election of 2004; Series F                                       500,000       5.00%    7/1/2010        518,945
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
 Sales Tax Revenue Bonds; Series A                                500,000       5.50%    7/1/2008        507,870
LOS ANGELES, COUNTY OF
 Pension Obligation Certificates; Series A                        400,000       6.90%   6/30/2008        410,416
MONTEREY, COUNTY OF
 Certificates of Participation                                    600,000       5.25%    8/1/2014        636,138
NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
 General Obligation Bonds; 2002 Series A                          500,000       5.00%    8/1/2012        530,530
NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
 2005 General Obligation Refunding Bonds                          500,000       5.00%    8/1/2014        534,860
OAKLAND JOINT POWERS FINANCING AUTHORITY
 Convention Centers; Series 2001                                  500,000       5.50%   10/1/2012        541,220
ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
 Measure M Sales Tax Revenue 2nd Series, Series A                 325,000       5.00%   2/15/2009        331,575
RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
 Eisenhower Medical Center; Series 1997A                          385,000       5.25%    7/1/2012        392,869
SAN BERNARDINO, COUNTY OF
 Certificates of Participation; Series 2002 A                     500,000       5.00%    7/1/2015        531,930
SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
 Sewer Revenue Refunding Bonds; Series A                          500,000       5.10%   5/15/2010        505,540
SAN FRANCISCO AIRPORT COMMISSION
 San Francisco International Airport Revenue Second; Series B     450,000       5.50%    5/1/2009        459,954
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
 Water Revenue Refunding Bonds; Series B                          500,000       5.00%   11/1/2013        529,395
SANTA CLARA COUNTY FINANCING AUTHORITY
 Water Revenue Refunding Bonds; Series B                          400,000       5.50%   5/15/2010        418,908
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
 San Juan Power Project 2002 Refunding; Series A                  500,000       5.50%    1/1/2013        542,670
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
 Multiple Purpose Projects; Series O                              500,000       5.75%    9/1/2010        530,020
WALNUT, CITY OF
 Public Financing Authority Tax Allocation                        500,000       5.38%    9/1/2013        534,675
                                                                                                     -----------
Total Long Term Securities (Cost $16,046,276)                                                         16,054,591
                                                                                                     -----------
VARIABLE RATE DEMAND NOTES* (8.44%)

STATE OF CALIFORNIA
 Economic Recovery Bonds Series                                   600,000       3.85%    9/4/2007        600,000
CITY OF IRVINE ASSESSMENT DISTRICT
 Limited Obligation Improvement Bonds                             500,000       3.94%    9/4/2007        500,000
CALIFORNIA, STATE OF
 General Obligation: Series A-3                                   400,000       3.85%    9/4/2007        400,000
                                                                                                     -----------
Total Variable Rate Demand Notes (Cost $1,500,000)                                                     1,500,000
                                                                                                     -----------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE FUND

                     PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                                                       8/31/2007
--------------------------------------------------------------------------------

                                                                                                          VALUE
SECURITY DESCRIPTION                                                     PAR VALUE   RATE   MATURITY     (NOTE 1)
----------------------------------------------------------------------- ----------- ------ ---------- --------------
Total Investments (Cost $17,546,276)(a)(98.80%)                                                        $17,554,591
Other Net Assets (1.20%)                                                                                   212,429
                                                                                                       -----------
Net Assets (100.00%)                                                                                   $17,767,020
                                                                                                       ===========

(a) Aggregate cost for federal income tax purposes is $17,546,276. At August 31, 2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation                                                                                $    90,509
Unrealized depreciation                                                                                    (82,194)
                                                                                                       -----------
Net unrealized appreciation (depreciation)                                                             $     8,315
                                                                                                       ===========

*     Stated maturity reflects next reset date.

--------------------------------------------------------------------------------
CALIFORNIA TAX FREE MONEY MARKET FUND     PORTFOLIO OF INVESTMENTS     8/31/2007
--------------------------------------------------------------------------------

                                                                                                                      VALUE
SECURITY DESCRIPTION                                                            PAR VALUE      RATE     MATURITY     (NOTE 1)
----------------------------------------------------------------------------- ------------- ---------- ---------- -------------
VARIABLE RATE DEMAND NOTES* (75.54%)

ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
 Revenue Bonds                                                                 $1,500,000       3.90%   9/6/2007   $1,500,000
AZUSA UNIFIED SCHOOL DISTRICT
 School Facility Bridge Funding Program                                         2,000,000       3.90%   9/6/2007    2,000,000
BAY AREA TOLL AUTHORITY
 Bridge Revenue Bonds 2001, Series A                                            2,000,000       3.75%   9/6/2007    2,000,000
 Bridge Revenue Bonds 2001, Series C                                            2,800,000       3.75%   9/6/2007    2,800,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
 J. Paul Getty Trust; Series B                                                  4,600,000       3.90%   9/4/2007    4,600,000
 Rand Corporation; Series B                                                       480,000       3.91%   9/4/2007      480,000
STATE OF CALIFORNIA
 Economic Recovery Bonds Series 2004C                                           1,900,000       3.85%   9/4/2007    1,900,000
 Economic Recovery Bonds Series 2004C                                           1,300,000       3.85%   9/4/2007    1,300,000
 General Obligation Bonds Series 2003 B-4                                       1,900,000       3.90%   9/4/2007    1,900,000
 General Obligation Bonds; Series 2003C-1                                       2,000,000       3.87%   9/6/2007    2,000,000
 Kindergarten-Univ; Series A-7                                                  2,000,000       3.87%   9/6/2007    2,000,000
 Kindergarten-Univ; Series B-3                                                  1,100,000       3.94%   9/4/2007    1,100,000
STATE OF CALIFORNIA DEPARTMENT OF WATER RESOURCES
 Power Supply Revenue Bonds; Series C-8                                         2,000,000       3.90%   9/6/2007    2,000,000
 Power Supply Strategy Revenue Bonds Variable Rate Demand Notes Series 2002B
  and 2002c                                                                       100,000       3.85%   9/4/2007      100,000
 Power Supply Strategy Revenue Bonds Variable Rate Demand Notes Series 2002B
  and 2002c                                                                     3,100,000       3.91%   9/4/2007    3,100,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
 Cathedral High School Project                                                  1,000,000       3.77%   9/5/2007    1,000,000
 Gemological Institute of America; Special Tax; Series 2001                     1,900,000       3.87%   9/6/2007    1,900,000
CITY OF IRVINE
 Assessment District 94-15                                                        700,000       3.94%   9/4/2007      700,000
 Assessment District 97-16                                                        900,000       3.94%   9/4/2007      900,000
 Improvement Bonds                                                              2,800,000       3.97%   9/4/2007    2,800,000
IRVINE RANCH WATER DISTRICT
 Consolidated Series 1991; Districts 105, 250, 290                                400,000       3.90%   9/4/2007      400,000
 General Obligation; Consolidated Series                                          170,000       3.90%   9/4/2007      170,000
 General Obligation; Consolidated Series 1993                                     850,000       3.94%   9/4/2007      850,000
 Sewer Bonds; 1988 Series A; District 282                                         500,000       3.83%   9/4/2007      500,000
DEPARTMENT OF WATER AND POWER OF THE CITY OF LOS ANGELES
 Water System Variable Rate Demand Revenue Bonds Series 2001B                     700,000       3.94%   9/4/2007      700,000
LOS ANGELES UNIFIED SCHOOL DISTRICT
 Belmon Learning Center Complex Series 1997A                                    1,300,000       3.79%   9/5/2007    1,300,000
LOS ANGELES WASTEWATER SYSTEMS
 Series A                                                                         980,000       3.90%   9/6/2007      980,000
 Series B-1                                                                     3,000,000       3.87%   9/6/2007    3,000,000
LOS ANGELES COUNTY HOUSING AUTHORITY
 Rowland Heights Preservation; Series A                                         1,400,000       3.95%   9/5/2007    1,400,000
LOS ANGELES COUNTY TRANSPORTATION COMMISSION
 Sales Tax Revenue Refunding Bonds; 1992; Series A                              3,000,000       3.90%   9/6/2007    3,000,000
 Tax Refunding Bonds; Series A                                                    600,000       3.84%   9/5/2007      600,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
 Water Revenue Bonds Series 2000 B-3 and B-4                                      300,000       3.85%   9/4/2007      300,000
 Water Revenue Refunding Bonds; 1996 Series A                                   1,685,000       3.87%   9/6/2007    1,685,000
 Water Revenue Refunding Bonds; Series B-1                                      2,150,000       3.94%   9/4/2007    2,150,000

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
CALIFORNIA TAX FREE MONEY MARKET FUND

                     PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                                                       8/31/2007
--------------------------------------------------------------------------------

                                                                                                                            VALUE
SECURITY DESCRIPTION                                                               PAR VALUE      RATE       MATURITY      (NOTE 1)
-------------------------------------------------------------------------------- ------------- ----------  ------------ ------------
ORANGE COUNTY HOUSING AUTHORITY
 Lantern Pines PJ-CC                                                              $1,260,000       3.87%     9/5/2007   $  1,260,000
 Revenue Bonds, Village Niguel, Issue AA of 1985                                   1,800,000       3.87%     9/5/2007      1,800,000
ORANGE COUNTY SANITATION DISTRICT
 Refunding Certificates of Participation; Series 1993                              1,100,000       3.95%     9/4/2007      1,100,000
 Refunding Certificates Participation Series 2000 A and B                            200,000       3.95%     9/4/2007        200,000
 Series A                                                                          1,900,000       3.95%     9/4/2007      1,900,000
ORANGE COUNTY WATER DISTRICT
 Certificates of Participation; Series A                                           2,000,000       3.84%     9/5/2007      2,000,000
RIVERSIDE, COUNTY OF
 Community Facilities District 89-5, Special Tax                                   2,000,000       3.90%     9/5/2007      2,000,000
SAN DIEGO COUNTY AND SCHOOL DISTRICT
 Tax and Revenue Anticipation Notes, Series 2007                                   1,000,000       4.50%     9/5/2007      1,007,206
SAN FRANCISCO, CITY AND COUNTY
 Laguna Honda Hospital; Series B                                                   1,495,000       3.78%     9/6/2007      1,495,000
SAN FRANCISCO CITY & COUNTY FINANCE CORP.
 Moscone Center Expansion Project; Series 2000-3                                   1,985,000       3.78%     9/6/2007      1,985,000
SAN JOSE-SANTA CLARA CLEAN WATER FINANCING AUTHORITY
 Variable Rate Sewer Revenue Refunding Bonds Series 2005B                          1,500,000       3.82%     9/5/2007      1,500,000
SANTA ANA HOUSING AUTHORITY
 Harbor Pointe Apartments; 1995 Series A                                           1,720,000       3.87%     9/6/2007      1,720,000
TRACY, CITY OF
 Sycamore: 7/03                                                                    1,000,000       3.90%     9/6/2007      1,000,000
TUSTIN, CITY OF
 Reassessment District No. 95-2; Series A                                          1,700,000       3.94%     9/4/2007      1,700,000
WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
 Regional Wastewater Treatment Bonds, 1996                                           500,000       3.95%     9/4/2007        500,000
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
 School Facility Bridge Funding Program                                            2,000,000       3.90%     9/6/2007      2,000,000
                                                                                                                        ------------
Total Variable Rate Demand Notes (Cost $76,282,206)                                                                       76,282,206
                                                                                                                        ------------
COMMERCIAL PAPER (7.92%)
CONTRA COSTA COUNTY WATER
 Certificates of Participation                                                     2,000,000       3.50%   10/16/2007      2,000,000
RIVERSIDE COUNTY TEETER
 Commerical Paper Notes                                                            2,000,000       3.55%   10/10/2007      2,000,000
UNIVERSITY OF CALIFORNIA BOARD OF REGENTS
 Commerical Paper Notes: Series A                                                  3,000,000       3.55%    10/9/2007      3,000,000
CHINO BASIN
 Certificates of Participation                                                     1,000,000       3.65%     9/6/2007      1,000,000
                                                                                                                        ------------
Total Commercial Paper (Cost $8,000,000)                                                                                   8,000,000
                                                                                                                        ------------
TAX AND REVENUE ANTICIPATION NOTES (16.07%)
CALIFORNIA SCHOOL CASH RESERVE PROGRAM
 Certificates of Participation 2007-2008 Series A                                  1,750,000       4.25%     7/1/2008      1,758,827
CITY OF LOS ANGELES
 2007 Tax and Revenue Anticipation Notes                                           2,000,000       4.50%    6/30/2008      2,013,575
COUNTY OF LOS ANGELES
 2007-2008 Tax and Revenue Anticipation Notes                                      3,000,000       4.50%    6/30/2008      3,021,208
COUTY OF SACRAMENTO
 2007 Tax and Revenue Anticipation Notes, Series A                                 2,000,000       4.25%     7/9/2008      2,009,886
CITY AND COUNTY OF SAN FRANCISCO AIRPORT COMMISSION
 San Francisco International Airport Second Series Variable Rate Demand Revenue    3,400,000       3.80%     5/1/2026      3,400,000
COUNTY OF VENTURA, CALIFORNIA
 2007-2008 Tax and Revenue Anticipation Notes                                      2,000,000       4.50%     7/1/2008      2,014,299
COUNTY OF CONTRA COSTA
 Tax and Revenue Anticipation notes                                                2,000,000       4.50%   12/11/2007      2,005,728
                                                                                                                        ------------
Total Tax and Revenue Anticipation Notes (Cost $16,223,523)                                                               16,223,523
                                                                                                                        ------------
Total Investments (Cost $100,505,729)(a)(99.53%)                                                                         100,505,729
Other Net Assets (0.47%)                                                                                                     472,945
                                                                                                                        ------------
Net Assets (100.00%)                                                                                                    $100,978,674
                                                                                                                        ============

(a)   Aggregate cost for federal income tax purposes is $100,505,729.

*     Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND

                            PORTFOLIO OF INVESTMENTS
                                                                       8/31/2007
--------------------------------------------------------------------------------

                                                                                                                           VALUE
SECURITY DESCRIPTION                                                              PAR VALUE      RATE       MATURITY      (NOTE 1)
------------------------------------------------------------------------------- ------------- ----------  ------------ ------------
Government National Mortgage Association (61.88%)
                                                                                 $   111,160      6.00%     4/15/2014  $    112,719
                                                                                     147,430      6.00%     4/15/2014       149,498
                                                                                     149,785      6.00%     4/15/2016       151,908
                                                                                     129,578      6.50%     4/15/2016       132,661
                                                                                     114,054      6.00%     5/15/2016       115,670
                                                                                     865,855      5.00%     2/15/2018       850,612
                                                                                     552,318      5.00%     4/15/2018       542,595
                                                                                     995,021      5.00%     9/15/2018       977,504
                                                                                       9,520     10.00%     9/15/2018        10,757
                                                                                      28,780      9.00%    10/15/2018        30,950
                                                                                   1,084,402      5.00%     1/15/2019     1,064,553
                                                                                   1,350,165      5.00%     2/15/2019     1,325,451
                                                                                   1,398,623      5.00%     7/15/2020     1,372,095
                                                                                     664,648      5.50%     1/15/2025       665,300
                                                                                     647,967      6.00%     1/15/2026       653,844
                                                                                   1,837,297      4.50%    12/20/2034     1,832,885
                                                                                   1,534,039      4.75%     7/20/2035     1,521,912
                                                                                     914,491      4.50%     8/20/2035       906,343
                                                                                   3,792,386      5.50%     4/15/2036     3,728,492
                                                                                                                       ------------
Total Government National Mortgage Association (Cost $16,444,171)                                                        16,145,749
                                                                                                                       ------------
United States Treasury Bonds (13.69%)

Total United States Treasury Bonds (Cost $3,558,046)                               3,000,000      7.25%     5/15/2016     3,573,048
                                                                                                                       ------------
United States Treasury Notes (19.30%)

Total United States Treasury Notes (Cost $5,046,669)                               5,100,000      2.63%     5/15/2008     5,036,653
                                                                                                                       ------------
United States Treasury Bills (4.58%)
                                                                                     500,000                9/13/2007       499,244
                                                                                     100,000                9/27/2007        99,653
                                                                                     600,000               11/23/2007       594,821
                                                                                                                       ------------
Total United States Treasury Bills (Cost $1,193,960)                                                                      1,193,718
                                                                                                                       ------------
Money Fund (0.05%)
The United States Treasury Trust(b)                                                   10,633                                 10,633
                                                                                                                       ------------
Total Investments (Cost $26,253,479)(a)(99.50%)                                                                          25,959,801
Other Net Assets (0.50%)                                                                                                    131,220
                                                                                                                       ------------
Net Assets (100.00%)                                                                                                   $ 26,091,021
                                                                                                                       ============
(a) Aggregate cost for federal income tax purposes is $26,253,479. At August
31, 2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation                                                                                                $     54,515
Unrealized depreciation                                                                                                    (348,193)
                                                                                                                       ------------
Net unrealized appreciation (depreciation)                                                                             $   (293,678)
                                                                                                                       ============

(b) See note 5 regarding investments in The United States Treasury Trust Fund.

--------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT BOND FUND     PORTFOLIO OF INVESTMENTS      8/31/2007
--------------------------------------------------------------------------------

                                                                                                        VALUE
SECURITY DESCRIPTION                                              PAR VALUE     RATE      MATURITY     (NOTE 1)
---------------------------------------------------------------- ----------- ---------- ------------ -----------
Government National Mortgage Association (6.77%)
                                                                  $336,509       4.00%    6/20/2034   $335,731
                                                                   511,060       4.50%   11/20/2034    509,929
                                                                                                      --------
Total Government National Mortgage Association (Cost $853,605)                                         845,660
                                                                                                      --------
United States Treasury Notes (90.66%)
                                                                   200,000      3.250%    8/15/2008    198,031
                                                                   400,000      4.125%    8/15/2008    399,313
                                                                   300,000      3.125%    9/15/2008    296,649
                                                                   600,000      4.625%    9/30/2008    602,344
                                                                   300,000      3.125%   10/15/2008    296,438
                                                                   200,000      4.875%   10/31/2008    201,359
                                                                   500,000      4.750%   11/15/2008    503,008
                                                                   300,000      4.375%   11/15/2008    300,422

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT BOND FUND

                     PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                                                      8/31/2007
--------------------------------------------------------------------------------

                                                                                                                          VALUE
SECURITY DESCRIPTION                                                             PAR VALUE      RATE      MATURITY       (NOTE 1)
------------------------------------------------------------------------------- ----------- ----------- ------------ ---------------
                                                                                 $300,000   3.375%       12/15/2008    $   296,836
                                                                                  200,000   4.750%       12/31/2008        201,313
                                                                                  500,000   3.250%        1/15/2009        493,829
                                                                                  500,000   4.500%        2/15/2009        502,110
                                                                                  500,000   2.625%        3/15/2009        488,360
                                                                                  600,000   4.500%        3/31/2009        602,531
                                                                                  500,000   4.500%        4/30/2009        502,422
                                                                                  500,000   4.875%        5/15/2009        505,547
                                                                                  400,000   4.000%        6/15/2009        398,656
                                                                                  300,000   3.625%        7/15/2009        297,094
                                                                                  200,000   3.500%        8/15/2009        197,453
                                                                                  900,000   4.875%        8/15/2009        911,251
                                                                                  100,000   3.375%        9/15/2009         98,492
                                                                                  100,000   3.375%       10/15/2009         98,367
                                                                                  400,000   4.625%       11/15/2009        403,688
                                                                                  100,000   3.500%       12/15/2009         98,516
                                                                                  300,000   3.625%        1/15/2010        296,391
                                                                                  300,000   6.500%        2/15/2010        315,914
                                                                                  600,000   4.750%        2/15/2010        607,969
                                                                                  300,000   4.000%        3/15/2010        298,758
                                                                                  200,000   4.000%        4/15/2010        199,156
                                                                                  400,000   4.500%        5/15/2010        403,563
                                                                                  300,000   3.875%        7/15/2010        297,914
                                                                                                                       -----------
Total United States Treasury Notes (Cost $11,224,393)                                                                   11,313,694
                                                                                                                       -----------
United States Treasury Bills (1.59%)

Total United States Treasury Bills (Cost $198,339)                                200,000                11/23/2007        198,274
                                                                                                                       -----------
Money Fund (0.16%)
The United States Treasury Trust (b)                                               19,703                                   19,703
                                                                                                                       -----------
Total Investments (Cost $12,296,040)(a)(99.18%)                                                                         12,377,331
Other Net Assets (0.82%)                                                                                                   102,325
                                                                                                                       -----------
Net Assets (100.00%)                                                                                                   $12,479,656
                                                                                                                       ===========
(a) Aggregate cost for federal income tax purposes is $12,298,038. At August 31,
2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation
Unrealized depreciation                                                                                                $    87,302
                                                                                                                            (8,009)
Net unrealized appreciation (depreciation)                                                                             -----------
                                                                                                                       $    79,293
                                                                                                                       ===========

(b) See note 5 regarding investments in The United States Treasury Trust Fund.

--------------------------------------------------------------------------------
THE UNITED STATES TREASURY TRUST      PORTFOLIO OF INVESTMENTS         8/31/2007
--------------------------------------------------------------------------------

                                                                                          VALUE
SECURITY DESCRIPTION                                    PAR VALUE         MATURITY      (NOTE 1)
---------------------------------------------------- --------------     ------------ --------------
United States Treasury Bills (100.55%)
                                                      $12,200,000         9/20/2007   $12,170,260
                                                       19,200,000        10/18/2007    19,078,894
                                                        8,600,000        11/23/2007     8,528,101
                                                                                      -----------
Total Investments (Cost $39,777,255) (a) (100.55%)                                     39,777,255
Other Net Liabilities (-0.55%)                                                           (219,201)
                                                                                      -----------
Net Assets (100.00%)                                                                  $39,558,054
                                                                                      ===========

(a)   Aggregate cost for federal income tax purposes is $39,777,255.


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P 500 INDEX FUND          PORTFOLIO OF INVESTMENTS                   8/31/2007
--------------------------------------------------------------------------------

                                                          VALUE
COMPANY                                   SHARES         (NOTE 1)
---------------------------------   -----------------  ------------
 Common Stock (99.50%)
 Basic Materials (2.73%)
 Air Products & Chemicals Inc             1,887        $  169,849
 Alcoa Inc                                7,434           271,564
 Allegheny Technologies Inc                 854            84,879
 Ashland Inc                                631            37,727
 Dow Chemical Co/The                      8,285           353,190
 Eastman Chemical Co                        810            54,076
 Ecolab Inc                               1,753            73,030
 EI Du Pont de Nemours & Co               8,123           395,996
 Freeport-McMoRan Copper &
    Gold Inc                              3,007           262,872
 Hercules Inc*                            1,129            23,506
 International Flavors &
    Fragrances Inc                          783            39,330
 International Paper Co                   3,895           136,753
 MeadWestvaco Corp                        1,712            54,082
 Newmont Mining Corp                      3,966           167,603
 Nucor Corp                               2,704           143,042
 Plum Creek Timber Co Inc                 1,537            64,446
 PPG Industries Inc                       1,387           101,736
 Praxair Inc                              2,767           209,351
 Rohm & Haas Co                           1,196            67,622
 Sherwin-Williams Co/The                  1,034            71,356
 Sigma-Aldrich Corp                       1,254            56,179
 Temple-Inland Inc                          952            52,436
 United States Steel Corp                   991            93,630
 Weyerhaeuser Co                          1,867           127,273
                                                       ----------
 Total Basic Materials                                  3,111,528
                                                       ----------
 Communications (11.54%)
 Alltel Corp                              3,196           218,159
 Amazon.Com Inc*                          2,700           215,757
 AT&T Inc                                53,633         2,138,348
 Avaya Inc*                               4,387            73,833
 CBS Corp                                 6,461           203,586
 CenturyTel Inc                           1,054            50,571
 Ciena Corp*                                821            31,099
 Cisco Systems Inc*                      52,669         1,681,194
 Citadel Broadcasting Corp                1,382             5,625
 Citizens Communications Co               3,037            44,067
 Clear Channel
    Communications Inc                    4,300           160,218
 Comcast Corp*                           27,112           707,352
 Corning Inc*                            13,853           323,745
 Dow Jones & Co Inc                         653            38,560
 eBay Inc*                               10,303           351,332
 Embarq Corp                              1,381            86,202
 EW Scripps Co                              800            32,880
 Gannett Co Inc                           2,073            97,431
 Google Inc*                              1,900           978,975
 IAC/InterActiveCorp*                     1,900            52,801
 Interpublic Group of Cos Inc*            4,290            46,976
 Juniper Networks Inc*                    5,200           171,184
 McGraw-Hill Cos Inc/The                  3,016           152,187
 Meredith Corp                              427            23,869
 Monster Worldwide Inc*                   1,196            40,903
 Motorola Inc                            21,135           358,238
 New York Times Co/The                    1,459            32,069
 News Corp                               20,161           407,857
 Omnicom Group Inc                        2,962           150,855
 Qualcomm Inc                            14,310           570,826
 Qwest Communications
    International Inc*                   13,871           124,145
 Sprint Nextel Corp                      25,744           487,076
 Symantec Corp*                           8,068           151,759
 Tellabs Inc*                             4,380            46,209
 Time Warner Inc                         33,521           636,229
 Tribune Co                                 708            19,505
 VeriSign Inc*                            2,300            74,060
 Verizon Communications Inc              25,543         1,069,741
 Viacom Inc*                              6,161           243,113
 Walt Disney Co/The                      17,206           578,122
 Windstream Corp                          3,613            51,594
 Yahoo! Inc*                             10,716           243,575
                                                       ----------
 Total Communications                                  13,171,827
                                                       ----------
 Consumer, Cyclical (8.16%)
 AutoNation Inc*                          1,702            32,304
 AutoZone Inc*                              460            55,793
 Bed Bath & Beyond Inc*                   2,427            84,071
 Best Buy Co Inc                          3,466           152,331
 Big Lots Inc*                            1,135            33,789
 Brunswick Corp/DE                          956            24,043
 Carnival Corp                            4,038           184,092
 Centex Corp                              1,020            29,488
 Cintas Corp                              1,157            42,404
 Circuit City Stores Inc                  1,466            15,950
 Coach Inc*                               3,180           141,605
 Costco Wholesale Corp                    4,033           249,038
 CVS Caremark Corp                       13,232           500,434
 Darden Restaurants Inc                   1,381            57,450
 Dillard's Inc                              552            13,104
 DR Horton Inc                            2,596            39,226
 Family Dollar Stores Inc                 1,287            37,683
 Ford Motor Co                           17,383           135,761
 Gap Inc/The                              4,641            87,065
 General Motors Corp                      4,903           150,718
 Genuine Parts Co                         1,439            71,490
 Goodyear Tire &
    Rubber Co/The*                        1,764            48,792
 Harley-Davidson Inc                      2,264           121,781
 Harman International
    Industries Inc                          600            68,034
 Harrah's Entertainment Inc               1,735           148,811
 Hasbro Inc                               1,549            43,697
 Hilton Hotels Corp                       3,384           155,495
 Home Depot Inc                          17,810           682,301
 International Game Technology            3,167           120,884
 JC Penney Co Inc                         1,936           133,119
 Johnson Controls Inc                     1,712           193,627
 Jones Apparel Group Inc                  1,220            23,412
 KB Home                                    776            23,544
 Kohl's Corp*                             2,778           164,735
 Leggett & Platt Inc                      1,920            39,168
 Lennar Corp                              1,300            36,751
 Liz Claiborne Inc                        1,076            36,767
 Lowe's Cos Inc                          13,162           408,812
 Ltd Brands Inc                           3,233            74,876
 Macy's Inc                               4,040           128,149
 Marriott International Inc/DE            2,918           129,618
 Mattel Inc                               3,213            69,497
 McDonald's Corp                         10,612           522,641
 Newell Rubbermaid Inc                    2,365            60,993
 Nike Inc                                 3,280           184,795
 Nordstrom Inc                            1,958            94,180
 Office Depot Inc*                        2,643            64,621
 OfficeMax Inc                              700            24,864
 Paccar Inc                               2,145           183,505
 Polo Ralph Lauren Corp                     500            37,770
 Pulte Homes Inc                          1,810            30,118
 RadioShack Corp                          1,294            30,758
 Sears Holdings Corp*                       777           111,546
 Southwest Airlines Co                    6,485            97,988
 Staples Inc                              6,539           155,301
 Starbucks Corp*                          6,548           180,397
 Starwood Hotels & Resorts
    Worldwide Inc                         1,846           112,828
 Target Corp                              7,441           490,585
 Tiffany & Co                             1,341            68,834
 TJX Cos Inc                              3,910           119,216
 VF Corp                                    775            61,884
 Walgreen Co                              8,661           390,351
 Wal-Mart Stores Inc                     21,570           941,099
 Wendy's International Inc                  996            32,758
 Whirlpool Corp                             642            61,895
 WW Grainger Inc                            597            54,691
 Wyndham Worldwide Corp*                  1,809            57,707
 Yum! Brands Inc                          4,536           148,418
                                                       ----------
 Total Consumer, Cyclical                               9,309,452
                                                       ----------
 Consumer, Non-Cyclical (19.90%)
 Abbott Laboratories                     13,518           701,719
 Aetna Inc                                4,550           231,641
 Allergan Inc/                            2,758           165,508
 Altria Group Inc                        18,390         1,276,450
 AmerisourceBergen Corp                   1,754            83,929
 Amgen Inc*                               9,425           472,287
 Anheuser-Busch Cos Inc                   6,677           329,844
 Apollo Group Inc*                        1,316            77,210
 Archer-Daniels-Midland Co                5,877           198,055
 Avery Dennison Corp                        791            47,294
 Avon Products Inc                        4,058           139,392
 Barr Pharmaceuticals Inc*                1,000            50,880
 Bausch & Lomb Inc                          546            34,507
 Baxter International Inc                 5,631           308,354
 Becton Dickinson & Co                    2,148           165,267
 Biogen Idec Inc*                         2,956           188,652
 Boston Scientific Corp*                 10,163           130,391
 Bristol-Myers Squibb Co                 17,757           517,617
 Brown-Forman Corp                          679            48,589
 Campbell Soup Co                         1,775            67,006
 Cardinal Health Inc                      3,492           238,783
 Celgene Corp*                            3,200           205,472
 Clorox Co                                1,428            85,394
 Coca-Cola Co/The                        17,628           948,034
 Coca-Cola Enterprises Inc                2,339            55,715
 Colgate-Palmolive Co                     4,425           293,466
 ConAgra Foods Inc                        4,422           113,690
 Constellation Brands Inc*                1,869            45,192
 Convergys Corp*                          1,500            25,125
 Coventry Health Care Inc*                1,500            86,055
 Covidien Ltd                             4,358           173,579
 CR Bard Inc                                984            82,056
 Dean Foods Co*                           1,300            34,918
 Eli Lilly & Co                           8,527           489,023
 Equifax Inc                              1,159            44,645
 Estee Lauder Cos Inc/The                 1,100            45,749
 Express Scripts Inc*                     2,364           129,429
 Forest Laboratories Inc*                 2,726           102,579
 Fortune Brands Inc                       1,341           111,424
 General Mills Inc                        2,999           167,584
 Genzyme Corp*                            2,372           148,037
 Gilead Sciences Inc*                     8,250           300,053
 H&R Block Inc                            3,212            63,726

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P 500 INDEX FUND
                     PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                                                       8/31/2007
--------------------------------------------------------------------------------

                                                            VALUE
COMPANY                                   SHARES           (NOTE 1)
---------------------------------   -----------------   --------------
 Hershey Co/The                            1,533        $   71,285
 HJ Heinz Co                               2,947           132,880
 Hospira Inc*                              1,550            59,908
 Humana Inc*                               1,388            88,957
 Johnson & Johnson                        25,415         1,570,393
 Kellogg Co                                2,122           116,561
 Kimberly-Clark Corp                       4,093           281,148
 King Pharmaceuticals Inc*                 2,430            36,523
 Kraft Foods Inc                          12,725           407,964
 Kroger Co/The                             6,236           165,753
 Laboratory Corp of America
    Holdings*                              1,202            93,347
 Manor Care Inc                              638            40,762
 McCormick & Co Inc/MD                     1,375            49,280
 McKesson Corp                             2,557           146,286
 Medco Health Solutions Inc*               2,541           217,128
 Medtronic Inc                             9,958           526,181
 Merck & Co Inc                           19,053           955,889
 Millipore Corp*                             423            29,475
 Molson Coors Brewing Co                     350            31,311
 Monsanto Co                               4,720           329,173
 Moody's Corp                              2,175            99,724
 Mylan Laboratories Inc                    2,107            31,816
 Patterson Cos Inc*                        1,300            47,814
 Paychex Inc                               3,099           137,689
 Pepsi Bottling Group Inc                  1,328            45,936
 PepsiCo Inc                              14,402           979,768
 Pfizer Inc                               55,152         1,369,976
 PharMerica Corp                             146             2,589
 Procter & Gamble Co                      26,137         1,707,007
 Quest Diagnostics Inc                     1,480            81,030
 Reynolds American Inc                     1,470            97,196
 Robert Half International Inc             1,510            48,229
 RR Donnelley & Sons Co                    1,958            70,136
 Safeway Inc                               3,802           120,637
 Sara Lee Corp                             6,596           109,626
 Schering-Plough Corp                     12,795           384,106
 St Jude Medical Inc*                      3,042           132,540
 Stryker Corp                              2,554           170,607
 Supervalu Inc                             1,839            77,514
 Sysco Corp                                5,349           178,550
 Tenet Healthcare Corp*                    4,695            15,916
 Tyson Foods Inc                           2,300            49,565
 UnitedHealth Group Inc                   11,899           595,069
 UST Inc                                   1,350            66,528
 Varian Medical Systems Inc*               1,100            44,429
 Watson Pharmaceuticals Inc*               1,136            33,876
 WellPoint Inc*                            5,322           428,900
 Western Union Co/The                      6,840           128,797
 Whole Foods Market Inc                    1,300            57,538
 WM Wrigley Jr Co                          1,958           114,054
 Wyeth                                    11,629           538,423
 Zimmer Holdings Inc*                      2,050           160,577
                                                        ----------
 Total Consumer, Non-Cyclical                           22,700,686
                                                        ----------
 Energy (11.21%)
 Anadarko Petroleum Corp                   4,118           201,700
 Apache Corp                               2,884           223,164
 Baker Hughes Inc                          2,875           241,098
 BJ Services Co                            2,548            63,216
 Chesapeake Energy Corp                    3,500           112,910
 Chevron Corp                             18,677         1,639,094
 ConocoPhillips                           14,381         1,177,660
 Consol Energy Inc                         1,600            63,808
 Devon Energy Corp                         3,775           284,295
 El Paso Corp                              5,972            94,776
 ENSCO International Inc                   1,300            70,486
 EOG Resources Inc                         2,186           147,249
 Exxon Mobil Corp                         48,630         4,169,050
 Halliburton Co                            8,062           278,865
 Hess Corp                                 2,393           146,858
 Marathon Oil Corp                         6,182           333,148
 Murphy Oil Corp                           1,500            91,410
 Nabors Industries Ltd*                    2,404            71,134
 National Oilwell Varco Inc*               1,644           210,432
 Noble Corp                                2,616           128,341
 Occidental Petroleum Corp                 7,310           414,404
 Peabody Energy Corp                       2,300            97,773
 Questar Corp                              1,400            69,958
 Rowan Cos Inc                             1,121            42,082
 Schlumberger Ltd                         10,200           984,300
 Smith International Inc                   1,700           113,917
 Spectra Energy Corp                       5,540           128,805
 Sunoco Inc                                1,106            80,893
 Transocean Inc*                           2,535           266,403
 Valero Energy Corp                        4,852           332,411
 Weatherford International Ltd*            3,000           175,140
 Williams Cos Inc                          5,123           158,813
 XTO Energy Inc                            3,149           171,180
                                                        ----------
 Total Energy                                           12,784,773
                                                        ----------
 Financial (19.55%)
 ACE Ltd                                   2,936           169,583
 Aflac Inc                                 4,294           228,913
 Allstate Corp/The                         5,385           294,829
 AMBAC Financial Group Inc                 1,027            64,516
 American Express Co                      10,491           614,982
 American International
    Group Inc                             22,796         1,504,536
 Ameriprise Financial Inc                  2,178           132,880
 AON Corp                                  2,684           116,271
 Apartment Investment &
    Management Co                            795            35,537
 Archstone-Smith Trust                     1,800           105,840
 AvalonBay Communities Inc                   700            80,066
 Bank of America Corp                     38,246         1,938,307
 Bank of New York
    Mellon Corp/The                        9,767           394,880
 BB&T Corp                                 4,620           183,553
 Bear Stearns Cos Inc/The                  1,041           113,115
 Boston Properties Inc                     1,000           100,070
 Capital One Financial Corp                3,543           229,090
 CB Richard Ellis Group Inc*               1,600            47,232
 Charles Schwab Corp/The                   8,895           176,121
 Chubb Corp                                3,556           181,818
 Cigna Corp                                2,646           136,745
 Cincinnati Financial Corp                 1,551            65,359
 CIT Group Inc                             1,717            64,508
 Citigroup Inc                            41,911         1,964,788
 CME Group Inc                               300           166,440
 Comerica Inc                              1,531            85,399
 Commerce Bancorp Inc/NJ                   1,700            62,441
 Compass Bancshares Inc                    1,184            77,374
 Countrywide Financial Corp                5,126           101,751
 Developers Diversified
    Realty Corp                            1,100            58,828
 DIRECTV Group Inc*                        6,700           156,311
 Discover Financial Services               4,634           107,231
 E*Trade Financial Corp*                   3,742            58,300
 Equity Residential                        2,484            99,956
 Federal National Mortgage
    Association                            8,349           547,778
 Federated Investors Inc                     848            29,773
 Fifth Third Bancorp                       4,972           177,451
 First Horizon National Corp               1,238            37,982
 Franklin Resources Inc                    1,429           188,299
 Genworth Financial Inc                    3,900           113,022
 Goldman Sachs Group Inc                   3,622           637,508
 Hartford Financial Services
    Group Inc                              2,734           243,080
 Host Hotels & Resorts Inc                 4,600           102,534
 Hudson City Bancorp Inc                   4,300            61,146
 Huntington Bancshares Inc/OH              2,325            40,013
 Janus Capital Group Inc                   1,777            47,250
 JPMorgan Chase & Co                      29,724         1,323,312
 Keycorp                                   3,487           116,117
 Kimco Realty Corp                         1,900            81,358
 Legg Mason Inc                            1,100            95,502
 Lehman Brothers Holdings Inc              4,586           251,450
 Lincoln National Corp                     2,489           151,530
 Loews Corp                                3,768           177,134
 M&T Bank Corp                               659            69,775
 Marsh & McLennan Cos Inc                  4,930           131,385
 Marshall & Ilsley Corp                    2,248            98,260
 MBIA Inc                                  1,215            72,900
 Merrill Lynch & Co Inc                    7,677           565,795
 MetLife Inc                               6,547           419,335
 MGIC Investment Corp                        844            25,455
 Morgan Stanley                            9,269           578,108
 National City Corp                        5,195           139,797
 Northern Trust Corp                       1,683           103,437
 PNC Financial Services
    Group Inc                              3,026           212,940
 Principal Financial Group Inc             2,307           128,015
 Progressive Corp/The                      6,508           132,373
 Prologis                                  2,148           129,224
 Prudential Financial Inc                  4,188           375,999
 Public Storage                            1,000            75,780
 Regions Financial Corp                    6,285           196,721
 Safeco Corp                                 987            57,266
 Simon Property Group Inc                  1,950           185,094
 SLM Corp                                  3,709           186,489
 Sovereign Bancorp Inc                     3,120            56,410
 State Street Corp                         2,954           181,257
 SunTrust Banks Inc                        3,246           255,623
 Synovus Financial Corp                    2,906            80,264
 T Rowe Price Group Inc                    2,226           114,238
 Torchmark Corp                              987            60,760
 Travelers Cos Inc/The                     5,938           300,107
 Unum Group                                2,983            72,994
 US Bancorp                               15,313           495,376
 Vornado Realty Trust                      1,100           117,249
 Wachovia Corp                            16,731           819,484
 Washington Mutual Inc                     7,797           286,306
 Wells Fargo & Co                         29,048         1,061,414
 XL Capital Ltd                            1,649           125,654
 Zions Bancorporation                        853            60,222
                                                        ----------
 Total Financial                                        22,311,315
                                                        ----------
 Industrial (11.76%)
 3M Co                                     6,454           587,249
 Agilent Technologies Inc*                 3,515           127,946
 Allied Waste Industries Inc*              2,502            31,951
 American Standard Cos Inc                 1,457            53,661
 Applera Corp - Applied
    Biosystems Group                       1,572            49,691

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P 500 INDEX FUND
                     PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                                                       8/31/2007
--------------------------------------------------------------------------------


                                                           VALUE
COMPANY                                  SHARES           (NOTE 1)
--------------------------------   -----------------  ----------------
 Ball Corp                                  990       $     51,856
 Bemis Co Inc                             1,106             33,036
 Black & Decker Corp                        525             45,544
 Boeing Co                                6,896            666,843
 Burlington Northern
    Santa Fe Corp                         3,082            250,104
 Caterpillar Inc                          5,688            430,980
 CH Robinson Worldwide Inc                1,500             73,560
 Cooper Industries Ltd                    1,606             82,179
 CSX Corp                                 3,918            160,638
 Cummins Inc                                894            105,867
 Danaher Corp                             2,083            161,766
 Deere & Co                               1,955            265,997
 Dover Corp                               1,842             90,995
 Eastman Kodak Co                         2,684             71,582
 Eaton Corp                               1,240            116,833
 Emerson Electric Co                      6,962            342,739
 FedEx Corp                               2,738            300,304
 Fluor Corp                                 774             98,414
 General Dynamics Corp                    3,502            275,117
 General Electric Co                     87,769          3,411,581
 Goodrich Corp                            1,231             77,750
 Honeywell International Inc              7,097            398,497
 Illinois Tool Works Inc                  3,758            218,603
 Ingersoll-Rand Co Ltd                    2,752            142,911
 ITT Corp                                 1,598            108,648
 Jabil Circuit Inc                        1,699             37,718
 L-3 Communications
    Holdings Inc                          1,134            111,710
 Lockheed Martin Corp                     3,215            318,735
 Masco Corp                               3,684             95,858
 Molex Inc                                1,295             33,864
 Norfolk Southern Corp                    3,584            183,537
 Northrop Grumman Corp                    2,931            231,080
 Pactiv Corp*                             1,193             34,895
 Pall Corp                                1,225             46,709
 Parker Hannifin Corp                     1,073            115,315
 PerkinElmer Inc                          1,321             36,209
 Raytheon Co                              3,948            242,170
 Rockwell Automation Inc                  1,470            103,576
 Rockwell Collins Inc                     1,557            107,231
 Ryder System Inc                           677             37,066
 Sealed Air Corp                          1,582             41,844
 Snap-On Inc                                609             29,829
 Solectron Corp*                          9,768             37,900
 Stanley Works/The                          670             38,016
 Tektronix Inc                              880             28,292
 Terex Corp*                                900             71,892
 Textron Inc                              2,266            132,198
 Thermo Fisher Scientific Inc*            3,510            190,347
 Tyco Electronics Ltd*                    4,358            151,963
 Tyco International Ltd                   4,358            192,449
 Union Pacific Corp                       2,402            267,991
 United Parcel Service Inc                9,344            708,836
 United Technologies Corp                 8,781            655,326
 Vulcan Materials Co                        868             78,129
 Waste Management Inc                     4,628            174,337
 Waters Corp*                               883             54,366
                                                      ------------
 Total Industrial                                       13,422,230
                                                      ------------
 Technology (11.24%)
 Adobe Systems Inc*                       5,034            215,204
 Advanced Micro Devices Inc*              4,487             58,331
 Affiliated Computer
    Services Inc*                         1,005             50,280
 Altera Corp*                             3,100             73,811
 Analog Devices Inc                       3,080            113,590
 Apple Inc*                               7,568          1,048,017
 Applied Materials Inc                   12,009            256,512
 Autodesk Inc*                            2,088             96,716
 Automatic Data Processing Inc            4,774            218,363
 BMC Software Inc*                        1,733             53,064
 Broadcom Corp*                           4,253            146,729
 CA Inc                                   3,590             90,432
 Citrix Systems Inc*                      1,744             63,394
 Cognizant Technology
    Solutions Corp*                       1,200             88,212
 Computer Sciences Corp*                  1,490             83,366
 Compuware Corp*                          2,795             22,667
 Dell Inc*                               19,635            554,689
 Electronic Arts Inc*                     2,629            139,179
 Electronic Data Systems Corp             4,789            109,620
 EMC Corp/Massachusetts*                 18,460            362,924
 Fidelity National Information
    Services Inc                          1,400             66,360
 First Data Corp                          6,840            227,225
 Fiserv Inc*                              1,468             68,291
 Hewlett-Packard Co                      22,781          1,124,242
 IMS Health Inc                           1,733             51,886
 Intel Corp                              50,589          1,302,667
 International Business
    Machines Corp                        12,015          1,402,030
 Intuit Inc*                              3,006             82,094
 Kla-Tencor Corp                          1,759            101,090
 Lexmark International Inc*                 856             31,895
 Linear Technology Corp                   2,217             75,356
 Maxim Integrated Products Inc            3,002             90,090
 Micron Technology Inc*                   6,262             71,700
 Microsoft Corp                          70,382          2,022,075
 National Semiconductor Corp              2,603             68,511
 NCR Corp*                                1,575             78,388
 Network Appliance Inc*                   3,359             93,582
 Novell Inc*                              3,782             28,138
 Novellus Systems Inc*                    1,106             30,271
 Nvidia Corp*                             3,048            155,936
 Oracle Corp*                            34,852            706,799
 Pitney Bowes Inc                         2,120             94,700
 QLogic Corp*                             1,486             19,764
 SanDisk Corp*                            2,000            112,120
 Sun Microsystems Inc                    31,638            169,580
 Teradyne Inc*                            2,030             30,227
 Texas Instruments Inc                   12,683            434,265
 Unisys Corp*                             3,371             24,844
 Xerox Corp*                              8,356            143,138
 Xilinx Inc                               2,904             74,255
                                                      ------------
 Total Technology                                       12,826,619
                                                      ------------
 Utilities (3.41%)
 AES Corp/The*                            6,111            110,670
 Allegheny Energy Inc*                    1,381             71,273
 Ameren Corp                              1,912             97,091
 American Electric
    Power Co Inc                          3,369            149,853
 Centerpoint Energy Inc                   2,697             43,745
 CMS Energy Corp                          2,062             33,652
 Consolidated Edison Inc                  2,227            102,308
 Constellation Energy
    Group Inc                             1,672            138,676
 Dominion Resources Inc/VA                3,130            266,613
 DTE Energy Co                            1,568             74,966
 Duke Energy Corp                        11,082            203,244
 Edison International                     2,978            156,970
 Entergy Corp                             1,778            184,236
 Exelon Corp                              5,794            409,462
 FirstEnergy Corp                         2,918            179,282
 FPL Group Inc                            3,478            204,646
 Integrys Energy Group Inc                  615             30,855
 Nicor Inc                                  460             19,118
 NiSource Inc                             2,493             46,968
 PG&E Corp                                3,092            137,594
 Pinnacle West Capital Corp                 969             38,605
 PPL Corp                                 3,332            160,802
 Progress Energy Inc                      2,285            104,836
 Public Service Enterprise
    Group Inc                             2,191            186,213
 Sempra Energy                            2,396            131,852
 Southern Co                              6,412            227,562
 TECO Energy Inc                          1,982             31,395
 TXU Corp                                 3,980            268,252
 Xcel Energy Inc                          3,728             76,833
                                                      ------------
 Total Utilities                                         3,887,572
                                                      ------------
 Total Common Stock
    (Cost $72,334,913)                                 113,526,003
 Short-Term Investments (0.32%)
 Money Fund (0.06%)
 The United States Treasury
    Trust(b)                             61,520             61,520

United States Treasury Bills (0.26%)

              Par Value
-------------------------------------
 100,000      United States Treasury
               Bill 9/20/2007                               99,834
 200,000      United States Treasury
               Bill 10/25/2007(c)                          199,124
                                                      ------------
 Total United States Treasury Bills                        298,958
                                                      ------------
 Total Short-Term Investments
  (Cost $360,478)                                          360,478
                                                      ------------
 Total Investments
  (Cost $72,695,391)(a)(99.82%)                        113,886,480
                                                      ------------
 Other Net Assets (0.18%)                                  209,318
                                                      ------------
 Net Assets (100.00%)                                 $114,095,798
                                                      ============

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $73,098,456. At August 31, 2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows

Unrealized appreciation                               $ 45,617,900
Unrealized depreciation                                 (4,829,876)
                                                      ------------
Net unrealized appreciation
   (depreciation)                                     $ 40,788,024
                                                      ============

(b) See Note 5 regarding investments in The United States Treasury Trust Fund.

(c) At August 31, 2007, certain United States Treasury Bills with a market value of $99,562 were pledged to cover margin requirements for futures contracts.

(d) Futures contracts at August 31, 2007: Contracts -$250 times premium/delivery month/ commitment


S&P 500 Index                              Unrealized Depreciation
 1/Sept. 07/ Long                                         $(21,280)
                                                      ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND       PORTFOLIO OF INVESTMENTS                   8/31/2007
--------------------------------------------------------------------------------

                                                            VALUE
COMPANY                                   SHARES           (NOTE 1)
---------------------------------   -----------------   ---------------
 Common Stock (99.32%)
 Basic Materials (5.78%)
 Airgas Inc                               12,148      $    561,481
 Albemarle Corp                           12,272           496,648
 Bowater Inc                               8,500           143,140
 Cabot Corp                               10,035           404,812
 Carpenter Technology Corp                 4,300           502,412
 Chemtura Corp                            37,500           345,375
 Cytec Industries Inc                      6,464           429,210
 Ferro Corp                                6,436           125,953
 FMC Corp                                  5,934           534,060
 KBR Inc*                                 26,200           860,408
 Louisiana-Pacific Corp                   16,300           305,299
 Lubrizol Corp                            10,701           680,370
 Lyondell Chemical Co                     33,354         1,546,291
 Minerals Technologies Inc                 3,079           202,937
 Olin Corp                                11,342           243,172
 Potlatch Corp                             5,863           264,070
 Rayonier Inc                             11,896           508,435
 Reliance Steel &
    Aluminum Co                           10,000           529,700
 RPM International Inc                    18,583           420,719
 Sensient Technologies Corp                7,064           191,364
 Steel Dynamics Inc                       13,582           589,187
 Valspar Corp                             15,848           427,421
                                                      ------------
 Total Basic Materials                                  10,312,464
                                                      ------------
 Communications (5.66%)
 3Com Corp*                               61,772           231,645
 Adtran Inc                                9,817           262,408
 Andrew Corp*                             24,200           340,736
 Avocent Corp*                             7,775           229,518
 Belo Corp                                13,313           229,516
 Catalina Marketing Corp                   5,581           174,239
 Checkfree Corp*                          13,794           637,697
 Cincinnati Bell Inc*                     39,100           190,808
 CommScope Inc*                            9,175           519,305
 Digital River Inc*                        6,400           296,704
 Entercom
    Communications Corp                    4,243            90,376
 F5 Networks Inc*                         12,602           440,692
 Harris Corp                              20,774         1,263,682
 Harte-Hanks Inc                           7,584           183,381
 John Wiley & Sons Inc                     6,800           281,996
 Lee Enterprises Inc                       7,207           125,186
 McAfee Inc*                              24,735           884,276
 Media General Inc                         3,793           105,901
 NetFlix Inc*                              9,400           164,688
 NeuStar Inc*                             10,000           316,200
 Plantronics Inc                           7,361           209,052
 Polycom Inc*                             14,123           428,068
 Powerwave Technologies Inc*              19,748           135,274
 RF Micro Devices Inc*                    30,036           178,714
 Scholastic Corp*                          4,026           137,206
 Telephone & Data Systems Inc             16,193         1,048,497
 Utstarcom Inc*                           16,100            48,944
 Valueclick Inc*                          15,200           304,608
 Washington Post Co/The                      835           639,318
                                                      ------------
 Total Communications                                   10,098,635
                                                      ------------
 Consumer, Cyclical (13.30%)

 99 Cents Only Stores*                     7,381            91,155
 Advance Auto Parts Inc                   16,348           581,335
 Aeropostale Inc*                         12,078           250,015
 Airtran Holdings Inc*                    14,141           148,622
 Alaska Air Group Inc*                     6,245           155,001
 American Eagle Outfitters Inc            31,059           802,254
 AnnTaylor Stores Corp*                   11,087           347,467
 Applebees International Inc*             11,264           279,460
 ArvinMeritor Inc                         11,108           193,835
 Barnes & Noble Inc                        7,763           280,011
 Beazer Homes USA Inc                      6,000            63,420
 BJ's Wholesale Club Inc*                  9,826           343,910
 Bob Evans Farms Inc                       5,516           184,069
 Borders Group Inc                         9,465           141,975
 BorgWarner Inc                            8,927           754,332
 Boyd Gaming Corp                          6,437           262,951
 Brinker International Inc                17,512           505,046
 Callaway Golf Co                          9,526           155,464
 Carmax Inc*                              33,476           758,566
 CBRL Group Inc                            4,029           150,765
 CDW Corp*                                 9,476           815,599
 Charming Shoppes Inc*                    18,600           168,144
 Cheesecake Factory/The*                  11,271           280,986
 Chico's FAS Inc*                         27,296           436,190
 Coldwater Creek Inc*                      9,100           113,204
 Collective Brands Inc*                   10,016           236,678
 Copart Inc*                              11,034           323,738
 Dick's Sporting Goods Inc*                5,800           376,420
 Dollar Tree Stores Inc*                  15,845           688,465
 Fastenal Co                              19,438           886,567
 Foot Locker Inc                          24,193           404,265
 Furniture Brands
    International Inc                      7,364            83,802
 GameStop Corp*                           23,400         1,173,276
 Hanesbrands Inc*                         14,900           446,404
 Herman Miller Inc                        10,288           298,558
 HNI Corp                                  7,607           310,670
 Hovnanian Enterprises Inc*                5,759            68,359
 Ingram Micro Inc*                        22,200           436,008
 International Speedway Corp               5,633           265,202
 JetBlue Airways Corp*                    27,500           261,800
 Lear Corp*                               11,872           347,019
 Macrovision Corp*                         8,061           191,288
 MDC Holdings Inc                          5,400           240,246
 Modine Manufacturing Co                   5,317           149,142
 Mohawk Industries Inc*                    8,287           723,538
 MSC Industrial Direct Co                  8,300           429,940
 NVR Inc*                                    700           391,650
 O'Reilly Automotive Inc*                 17,598           625,433
 Oshkosh Truck Corp                       11,400           659,946
 Pacific Sunwear Of California*           10,538           147,637
 PetSmart Inc                             21,089           731,788
 Phillips-Van Heusen                       8,700           506,601
 Regis Corp                                6,909           228,066
 Ross Stores Inc                          21,924           610,145
 Ruby Tuesday Inc                          8,522           188,762
 Ryland Group Inc                          6,633           189,969
 Saks Inc                                 21,565           348,706
 Scientific Games Corp*                   10,500           366,345
 Tech Data Corp*                           8,352           325,644
 Thor Industries Inc                       5,515           242,605
 Timberland Co*                            7,782           156,340
 Toll Brothers Inc*                       19,542           417,417
 Urban Outfitters Inc*                    17,524           401,300
 Williams-Sonoma Inc                      17,364           578,741
                                                      ------------
 Total Consumer, Cyclical                               23,722,256
                                                      ------------
 Consumer, Non-Cyclical (17.99%)

 Advanced Medical Optics Inc*              9,344           268,547
 Affymetrix Inc*                          10,700           242,462
 Alberto-Culver Co                        12,400           287,308
 American Greetings Corp                   8,649           213,976
 Apria Healthcare Group Inc*               6,872           183,001
 Avis Budget Group Inc*                   15,700           364,397
 Beckman Coulter Inc                       9,587           689,785
 Blyth Inc                                 4,097            91,609
 Career Education Corp*                   14,778           438,907
 Cephalon Inc*                            10,205           765,885
 Charles River Laboratories
    International Inc*                    10,419           546,789
 ChoicePoint Inc*                         11,910           468,539
 Church & Dwight Co Inc                   10,109           454,197
 Community Health
    Systems Inc*                          14,698           510,462
 Corinthian Colleges Inc*                 13,615           191,427
 Corporate Executive Board Co              5,900           401,377
 Covance Inc*                              9,920           727,334
 Cytyc Corp*                              17,918           765,815
 Deluxe Corp                               8,036           305,529
 Dentsply International Inc               23,878           940,316
 DeVry Inc                                 9,301           321,164
 Edwards Lifesciences Corp*                8,839           426,924
 Endo Pharmaceuticals
    Holdings Inc*                         20,700           659,916
 Gartner Inc*                              8,131           179,776
 Gen-Probe Inc*                            8,075           516,962
 Hansen Natural Corp*                      9,500           426,645
 Health Management
    Associates Inc                        37,600           256,056
 Health Net Inc*                          17,459           956,579
 Henry Schein Inc*                        13,692           796,737
 Hillenbrand Industries Inc                9,517           547,703
 Hormel Foods Corp                        11,448           407,892
 Intuitive Surgical Inc*                   5,751         1,272,581
 Invitrogen Corp*                          7,440           579,576
 ITT Educational Services Inc*             4,992           548,122
 JM Smucker Co/The                         8,868           487,829
 Kelly Services Inc                        3,406            77,384
 Kindred Healthcare Inc*                   4,800            95,136
 Korn/Ferry International*                 7,530           167,241
 Kyphon Inc*                               7,600           508,212
 LifePoint Hospitals Inc*                  8,993           252,703
 Lincare Holdings Inc*                    13,656           491,479
 Manpower Inc                             13,287           933,545
 Medicis Pharmaceutical Corp               8,700           265,698
 Millennium
    Pharmaceuticals Inc*                  49,416           501,572

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND
                     PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                                                       8/31/2007
--------------------------------------------------------------------------------

                                                          VALUE
COMPANY                                   SHARES         (NOTE 1)
----------------------------------   ---------------- --------------
 MoneyGram International Inc              12,835      $    273,000
 MPS Group Inc*                           16,086           221,343
 Navigant Consulting Inc*                  6,700           118,255
 NBTY Inc*                                 8,700           319,290
 Omnicare Inc                             18,830           614,423
 Par Pharmaceutical Cos Inc*               5,482           122,742
 PDL BioPharma Inc*                       18,008           351,336
 PepsiAmericas Inc                         9,593           283,953
 Perrigo Co                               11,559           239,387
 Pharmaceutical Product
    Development Inc                       16,000           560,480
 Psychiatric Solutions Inc*                8,400           309,624
 Quanta Services Inc*                     18,428           520,960
 Rent-A-Center Inc/TX*                    10,943           210,324
 Resmed Inc*                              11,800           479,788
 Rollins Inc                               4,584           121,751
 Ruddick Corp                              5,308           172,935
 Scotts Miracle-Gro Co/The                 6,860           310,484
 Sepracor Inc*                            17,238           502,832
 Smithfield Foods Inc*                    15,460           506,006
 Sotheby's                                 8,943           387,053
 STERIS Corp                               9,796           274,974
 Strayer Education Inc                     2,200           351,076
 Techne Corp*                              6,154           387,764
 Tootsie Roll Industries Inc               4,129           111,896
 Tupperware Brands Corp                    9,257           285,023
 United Rentals Inc*                      10,443           340,442
 Universal Corp/Richmond VA                4,144           203,595
 Universal Health Services Inc             8,452           446,266
 Valassis Communications Inc*              7,692            70,151
 Valeant Pharmaceuticals
    International                         14,717           232,087
 VCA Antech Inc*                          12,929           528,667
 Ventana Medical Systems Inc*              5,100           417,129
 Vertex Pharmaceuticals Inc*              19,486           759,175
 WellCare Health Plans Inc*                5,200           513,238
                                                      ------------
 Total Consumer, Non-Cyclical                           32,082,543
                                                      ------------
 Energy (9.57%)
 Arch Coal Inc                            22,320           658,217
 Cameron International Corp*              17,512         1,431,956
 Cimarex Energy Co                        12,900           461,949
 Denbury Resources Inc*                   18,832           749,137
 Encore Acquisition Co*                    8,200           227,878
 Equitable Resources Inc                  19,016           935,397
 Exterran Holdings Inc*                    5,291           410,053
 FMC Technologies Inc*                    10,660         1,009,502
 Forest Oil Corp*                          8,559           330,805
 Frontier Oil Corp                        17,100           701,613
 Grant Prideco Inc*                       19,838         1,097,041
 Helmerich & Payne Inc                    16,328           514,169
 National Fuel Gas Co                     13,002           576,509
 Newfield Exploration Co*                 20,336           884,413
 Noble Energy Inc                         26,318         1,580,922
 Patterson-UTI Energy Inc                 24,504           526,101
 Pioneer Natural Resources Co             19,330           793,497
 Plains Exploration &
    Production Co*                        11,268           422,888
 Pogo Producing Co                         9,042           450,382
 Pride International Inc*                 25,780           906,683
 Quicksilver Resources Inc*                8,584           342,931
 Southwestern Energy Co*                  26,400           981,816
 Superior Energy Services*                12,500           485,250
 Tidewater Inc                             8,897           582,308
                                                      ------------
 Total Energy                                           17,061,417
                                                      ------------
 Financial (14.31%)
 AG Edwards Inc                           11,708           978,555
 AMB Property Corp                        15,392           846,252
 American Financial
    Group Inc/OH                          10,882           306,872
 AmeriCredit Corp*                        18,293           316,652
 Arthur J Gallagher & Co                  15,200           448,856
 Associated Banc-Corp                     20,223           570,491
 Astoria Financial Corp                   13,082           341,048
 Bank of Hawaii Corp                       7,821           402,078
 Broadridge Financial
    Solutions Inc                         21,500           390,655
 Brown & Brown Inc                        17,664           475,515
 Cathay General Bancorp                    8,000           260,080
 City National Corp                        6,150           439,049
 Colonial BancGroup Inc/The               24,037           510,065
 Commerce Group Inc                        7,500           239,100
 Cousins Properties Inc                    6,800           186,796
 Cullen/Frost Bankers Inc                  9,258           477,528
 Eaton Vance Corp                         19,782           759,431
 Equity One Inc                            5,700           149,112
 Everest Re Group Ltd                     10,020         1,020,838
 Fidelity National Financial Inc          34,622           629,774
 First American Corp                      14,983           626,739
 First Niagara Financial
    Group Inc                             16,734           236,451
 FirstMerit Corp                          12,123           234,216
 Greater Bay Bancorp                       8,051           226,636
 Hanover Insurance
    Group Inc/The                          8,007           342,539
 HCC Insurance Holdings Inc               17,292           477,432
 Highwoods Properties Inc                  8,559           305,471
 Horace Mann Educators Corp                6,562           126,909
 Hospitality Properties Trust             14,561           574,577
 IndyMac Bancorp Inc                      11,027           266,853
 Jefferies Group Inc                      16,328           421,589
 Liberty Property Trust                   14,028           547,934
 Macerich Co/The                          11,141           904,872
 Mack-Cali Realty Corp                    10,477           437,520
 Mercury General Corp                      5,400           284,472
 Nationwide Health
    Properties Inc                        13,800           382,950
 New York Community
    Bancorp Inc                           42,834           757,733
 Nuveen Investments Inc                   12,400           771,032
 Old Republic
    International Corp                    35,695           649,292
 PMI Group Inc/The                        13,414           424,956
 Protective Life Corp                     10,918           456,372
 Radian Group Inc                         12,470           219,971
 Raymond James Financial Inc              14,410           472,504
 Regency Centers Corp                     10,659           740,481
 StanCorp Financial Group Inc              8,234           387,821
 SVB Financial Group*                      5,420           269,699
 TCF Financial Corp                       17,528           442,933
 UDR Inc                                  20,959           526,280
 Unitrin Inc                               6,251           284,170
 Waddell & Reed Financial Inc             12,904           320,535
 Washington Federal Inc                   13,698           363,545
 Webster Financial Corp                    8,567           363,755
 Weingarten Realty Investors              11,587           465,913
 Westamerica Bancorporation                4,720           229,156
 Wilmington Trust Corp                    10,706           429,311
 WR Berkley Corp                          26,469           791,157
                                                      ------------
 Total Financial                                        25,512,523
                                                      ------------
 Industrial (16.28%)
 AGCO Corp*                               14,148           611,194
 Alexander & Baldwin Inc                   6,722           348,939
 Alliance Data Systems Corp*              10,316           809,290
 Alliant Techsystems Inc*                  5,072           534,132
 Ametek Inc                               16,440           657,436
 Amphenol Corp                            27,752         1,002,125
 Arrow Electronics Inc*                   18,983           796,527
 Avnet Inc*                               20,098           790,052
 Brink's Co/The                            7,513           430,946
 Carlisle Cos Inc                          9,316           458,627
 Commercial Metals Co                     18,600           537,354
 Con-way Inc                               7,252           351,577
 Crane Co                                  7,909           354,244
 Donaldson Co Inc                         10,828           413,413
 DRS Technologies Inc                      6,300           330,624
 Dycom Industries Inc*                     6,201           183,116
 Energizer Holdings Inc*                   8,789           931,019
 Expeditors International
    Washington Inc                        33,388         1,474,748
 Federal Signal Corp                       7,404           113,281
 Florida Rock Industries Inc               7,700           481,327
 Flowserve Corp                            8,993           642,190
 GATX Corp                                 8,318           362,665
 Gentex Corp                              22,270           446,291
 Graco Inc                                10,549           426,285
 Granite Construction Inc                  5,296           288,314
 Harsco Corp                              13,054           726,455
 Hubbell Inc                               9,223           499,702
 IDEX Corp                                13,500           519,345
 Jacobs Engineering
    Group Inc*                            18,464         1,220,286
 JB Hunt Transport
    Services Inc                          16,152           464,693
 Joy Global Inc                           17,050           739,800
 Kemet Corp*                              13,751            94,882
 Kennametal Inc                            6,027           486,138
 Lancaster Colony Corp                     3,589           145,965
 Lincoln Electric Holdings Inc             6,700           481,998
 Martin Marietta Materials Inc             6,576           887,760
 Matthews International Corp               5,000           215,700
 Mine Safety Appliances Co                 4,600           220,432
 Nordson Corp                              5,352           268,724
 Overseas Shipholding
    Group Inc                              3,884           277,318

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND
                    PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                                                       8/31/2007
--------------------------------------------------------------------------------

                                                          VALUE
COMPANY                                 SHARES          (NOTE 1)
-------------------------------   -----------------   -------------
Packaging Corp of America               12,825        $    334,091
Pentair Inc                             15,395             571,616
Republic Services Inc                   26,304             817,791
Roper Industries Inc                    13,700             867,073
Sequa Corp*                              1,059             173,835
Sonoco Products Co                      15,351             552,943
SPX Corp                                 9,273             835,034
Stericycle Inc*                         13,860             691,614
Teleflex Inc                             6,112             475,330
Timken Co                               14,700             522,732
Trinity Industries Inc                  12,386             465,342
Varian Inc*                              4,671             280,353
Vishay Intertechnology Inc*             28,821             381,302
Werner Enterprises Inc                   7,985             148,601
Worthington Industries Inc              10,893             230,496
YRC Worldwide Inc*                       8,700             268,047
Zebra Technologies Corp*                10,784             391,458
                                                      ------------
Total Industrial                                        29,032,572
                                                      ------------
Technology (9.55%)
ACI Worldwide Inc*                       5,905             153,412
Activision Inc*                         38,762             755,471
Acxiom Corp                             10,766             263,767
Advent Software Inc*                     3,109             124,578
Atmel Corp*                             66,892             354,528
Cadence Design Systems Inc*             43,561             946,145
Ceridian Corp*                          21,986             753,021
Cerner Corp*                            10,100             576,104
Cree Inc*                               13,181             350,615
CSG Systems
International Inc*                       7,066             163,366
Cypress Semiconductor Corp*             23,379             585,410
Diebold Inc                             10,258             450,018
DST Systems Inc*                         8,568             655,109
Dun & Bradstreet Corp                    9,357             912,775
Fair Isaac Corp                          8,898             329,137
Fairchild Semiconductor
International Inc*                      19,260             361,318
Global Payments Inc                     10,600             418,488
Imation Corp                             5,529             160,839
Integrated Device
Technology Inc*                         30,977             484,480
International Rectifier Corp*           11,155             383,844
Intersil Corp                           21,184             705,851
Jack Henry & Associates Inc             12,101             317,530
Lam Research Corp*                      22,054           1,182,756
Lattice Semiconductor Corp*             17,999              89,815
Mentor Graphics Corp*                   12,832             179,135
Micrel Inc                               8,945              97,948
Microchip Technology Inc                33,696           1,297,970
National Instruments Corp                8,825             278,605
Palm Inc*                               15,700             235,657
Parametric Technology Corp*             17,300             304,653
SEI Investments Co                      19,622             497,810
Semtech Corp*                           11,712             208,942
Silicon Laboratories Inc*                8,536             315,149
SRA International Inc*                   6,300             177,723
Sybase Inc*                             14,171             326,642
Synopsys Inc*                           22,575             616,749
TriQuint Semiconductor Inc*             21,558              95,071
Western Digital Corp*                   34,267             800,477
Wind River Systems Inc*                 11,457             120,870
                                                      ------------
Total Technology                                        17,031,778
                                                      ------------
Utilities (6.88%)
AGL Resources Inc                       12,146             482,318
Alliant Energy Corp                     18,032             683,052
Aqua America Inc                        20,421             489,287
Aquila Inc*                             56,770             225,945
Black Hills Corp                         5,871             241,826
DPL Inc                                 17,780             468,503
Energy East Corp                        24,442             652,357
Great Plains Energy Inc                 13,368             378,849
Hawaiian Electric
Industries Inc                          12,709             266,508
Idacorp Inc                              6,734             218,653
MDU Resources Group Inc                 28,021             757,968
Northeast Utilities                     23,862             659,784
NSTAR                                   16,586             543,523
OGE Energy Corp                         14,100             475,452
Oneok Inc                               17,334             812,098
Pepco Holdings Inc                      30,096             839,076
PNM Resources Inc                       11,882             274,712
Puget Energy Inc                        18,087             421,970
SCANA Corp                              18,041             692,414
Sierra Pacific Resources*               34,319             525,767
Thomas & Betts Corp*                     7,939             439,741
Vectren Corp                            11,615             317,090
Westar Energy Inc                       13,685             332,409
WGL Holdings Inc                         7,705             253,417
Wisconsin Energy Corp                   18,152             804,314
                                                      ------------
Total Utilities                                         12,257,033
                                                      ------------

Total Common Stock
(Cost $129,428,062)                                   $177,111,221

Short-Term Investments (0.62%)

Money Fund (0.01%)
The United States
Treasury Trust(b)                       11,527              11,527

United States Treasury Bills (0.61%)

Par Value
---------
$ 100,000      United States Treasury
                Bill 9/6/2007                               99,932
  600,000      United States Treasury
                Bill 9/20/2007                             598,760
  100,000      United States Treasury
                9/27/2007                                   99,752
  300,000      United States Treasury
                Bill 10/18/2007(c)                         298,379
                                                      ------------
 Total United States Treasury Bills                      1,096,823
                                                      ------------
 Total Short-Term Investments (0.62%)
  (Cost $1,108,350)                                      1,108,350
                                                      ------------
 Total Investments
  (Cost $130,536,412)(a)(99.94%)                       178,219,571
                                                      ------------
 Other Net Assets (0.06%)                                  105,858
                                                      ------------
 Net Assets (100.00%)                                 $178,325,429
                                                      ============

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $130,536,412. At August 31, 2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows


Unrealized appreciation                               $ 56,143,765
Unrealized depreciaiton                                 (8,460,606)
                                                      ------------
Net unrealized appreciation
   (depreciation)                                     $ 47,683,159
                                                      ============

(b) See Note 5 regarding investments in The United States Treasury Trust Fund.

(c) At August 31, 2007, certain United States Treasury Bills with a market value of $99,460 were pledged to cover margin requirements for futures contracts.

(d) Futures contracts at August 31, 2007: Contracts -$100 times premium/delivery month/ commitment

S&P Mini Mid Cap                           Unrealized Depreciation
 13/Sept. 07/ Long                                         $(4,553)
                                                           =======

--------------------------------------------------------------------------------
S&P SMALL CAP INDEX FUND        PORTFOLIO OF INVESTMENTS               8/31/2007
--------------------------------------------------------------------------------

                                                           VALUE
COMPANY                                    SHARES         (NOTE 1)
----------------------------------   -----------------   ----------
 Common Stock (97.74%)

 Basic Materials (3.63%)
 AMCOL International Corp                  1,466         $47,220
 Arch Chemicals Inc                        1,494          64,720
 Brush Engineered Materials Inc*           1,269          61,293
 Buckeye Technologies Inc*                 1,716          26,718
 Cabot Microelectronics Corp*              1,300          54,236
 Caraustar Industries Inc*                 1,296           4,808
 Century Aluminum Co*                      1,451          71,360
 Chaparral Steel Co                        2,872         245,556
 Deltic Timber Corp                          590          33,748
 Georgia Gulf Corp                         1,993          29,835
 Gibraltar Industries Inc                  1,600          31,968
 HB Fuller Co                              3,724         100,213
 Material Sciences Corp*                     683           7,438
 OM Group Inc*                             1,855          91,637
 Omnova Solutions Inc*                     1,854          10,957
 Penford Corp                                400          14,120
 PolyOne Corp*                             5,408          43,426
 Pope & Talbot Inc*                          726             182
 Quaker Chemical Corp                        439           9,658
 Rock-Tenn Co                              2,117          61,372
 RTI International Metals Inc*             1,366          95,238
 Ryerson Inc                               1,452          48,410

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P SMALL CAP INDEX FUND
                     PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                                                       8/31/2007
--------------------------------------------------------------------------------

                                                              VALUE
COMPANY                                       SHARES         (NOTE 1)
-------------------------------------   -----------------   ----------
 Schulman A Inc                               1,547         $  33,322
 Schweitzer-Mauduit
    International Inc                           770            17,548
 Wausau Paper Corp                            2,594            29,131
                                                            ---------
 Total Basic Materials                                      1,234,114
                                                            ---------
 Communications (3.91%)
 4Kids Entertainment Inc*                       613             9,201
 Adaptec Inc*                                 5,637            21,026
 Anixter International Inc*                   1,885           144,711
 Applied Signal Technology Inc                  560             7,963
 Arris Group Inc*                             6,700           101,706
 Audiovox Corp*                               1,050            10,973
 Authorize.Net Holdings Inc*                  1,600            29,120
 Black Box Corp                                 903            36,978
 Blue Coat Systems Inc*                         700            58,387
 Blue Nile Inc*                                 800            67,536
 C-COR Inc*                                   3,007            34,611
 Comtech Telecommunications
    Corp*                                     1,300            55,328
 CT Communications Inc                        1,100            34,650
 Ditech Networks Inc*                         1,700             8,721
 General Communication Inc*                   2,942            37,216
 Harmonic Inc*                                4,854            48,394
 Infospace Inc                                1,900            26,619
 inVentiv Health Inc*                         1,900            75,354
 j2 Global Communications Inc*                2,976           101,184
 MIVA Inc*                                    1,508             6,786
 Netgear Inc*                                 1,900            53,314
 Network Equipment
    Technologies Inc*                         1,066            11,364
 Newport Corp*                                2,500            34,525
 Novatel Wireless Inc*                        1,500            34,260
 PC-Tel Inc*                                    942             7,301
 Radio One Inc*                               4,400            17,204
 Secure Computing Corp*                       3,100            27,838
 Stamps.com Inc*                              1,100            13,354
 SYKES Enterprises Inc*                       1,600            26,384
 Symmetricom Inc*                             2,100            10,479
 Tollgrade Communications Inc*                  630             6,413
 Tronox Inc*                                  2,300            23,184
 United Online Inc                            3,500            50,295
 Viasat Inc*                                  1,352            41,263
 Websense Inc*                                2,754            56,650
                                                            ---------
 Total Communications                                       1,330,292
                                                            ---------
 Consumer, Cyclical (15.36%)
 Angelica Corp                                  425             8,653
 Arctic Cat Inc                               1,013            17,130
 Ashworth Inc*                                  600             4,044
 ASV Inc*                                       900            12,780
 Bassett Furniture Industries Inc               556             6,416
 Bell Microproducts Inc*                      1,276             8,753
 Big 5 Sporting Goods Corp                    1,300            27,040
 Brightpoint Inc*                             2,880            33,552
 Brown Shoe Co Inc                            2,695            61,554
 Building Materials
    Holding Corp                              1,680            24,864
 California Pizza Kitchen Inc*                1,500            30,675
 Casey's General Stores Inc                   2,965            84,087
 Cash America International Inc               1,744            62,889
 Cato Corp/The                                1,862            41,094
 CEC Entertainment Inc*                       1,917            58,852
 Central Garden and Pet Co*                   3,900            49,140
 Champion Enterprises Inc*                    4,414            50,982
 Charlotte Russe Holding Inc*                 1,500            26,205
 Childrens Place Retail
    Stores Inc/The*                           1,478            42,507
 Christopher & Banks Corp                     1,875            22,650
 CKE Restaurants Inc                          3,700            62,715
 Coachmen Industries Inc                        746             4,924
 Cost Plus Inc*                               1,125             4,500
 Deckers Outdoor Corp*                          600            56,514
 Dress Barn Inc*                              2,616            45,780
 Ethan Allen Interiors Inc                    1,913            64,277
 Finish Line                                  2,500            14,100
 First Cash Financial Services Inc*           1,500            32,130
 Fleetwood Enterprises Inc*                   3,730            34,764
 Fred's Inc                                   2,010            20,904
 Frontier Airlines Holdings Inc*              1,612             9,559
 G&K Services Inc                             1,371            57,102
 Genesco Inc*                                 1,318            60,483
 Group 1 Automotive Inc                       1,453            50,942
 Guitar Center Inc*                           1,849           104,635
 Gymboree Corp*                               1,969            78,937
 Haverty Furniture Cos Inc                    1,157            12,403
 Hibbett Sports Inc*                          1,704            42,498
 HOT Topic Inc*                               2,397            20,063
 Iconix Brand Group Inc*                      3,300            68,409
 Ihop Corp                                      898            56,457
 Insight Enterprises Inc*                     2,982            70,733
 Interface Inc                                3,181            57,385
 Jack in the Box Inc*                         2,072           128,920
 Jakks Pacific Inc*                           1,604            36,042
 Jo-Ann Stores Inc*                           1,470            33,075
 JOS A Bank Clothiers Inc*                    1,150            34,673
 Kellwood Co                                  1,393            27,442
 Keystone Automotive
    Industries Inc*                             900            42,255
 K-Swiss Inc                                  1,313            31,670
 Landry's Restaurants Inc                       826            23,681
 La-Z-Boy Inc                                 2,673            25,768
 Libbey Inc                                     640            11,584
 Lithia Motors Inc                            1,000            17,910
 LKQ Corp*                                    2,600            80,548
 Longs Drug Stores Corp                       1,614            85,106
 M/I Homes Inc                                  700            12,761
 Maidenform Brands Inc*                       1,100            18,744
 Marcus Corp                                  1,435            30,307
 MarineMax Inc*                                 800            14,672
 Men's Wearhouse Inc                          3,043           154,219
 Meritage Homes Corp*                         1,350            24,462
 Mesa Air Group Inc*                          1,462             8,246
 Mobile Mini Inc*                             2,228            53,940
 Monaco Coach Corp                            1,505            20,152
 Monarch Casino & Resort Inc*                   600            17,022
 Movado Group Inc                             1,100            32,450
 Multimedia Games Inc*                        1,431            13,881
 National Presto Industries Inc                 327            18,037
 Nautilus Inc                                 1,674            15,936
 O'Charleys Inc                               1,466            23,866
 Owens & Minor Inc                            2,315            92,369
 Oxford Industries Inc                          832            30,135
 Panera Bread Co*                             1,947            85,162
 Papa John's International Inc*               1,264            32,055
 PEP Boys-Manny Moe & Jack                    3,075            50,399
 PF Chang's China Bistro Inc*                 1,512            51,000
 Pinnacle Entertainment Inc*                  3,726           103,657
 Polaris Industries Inc                       2,204           105,241
 Pool Corp                                    3,136           102,390
 Quiksilver Inc*                              6,824            91,373
 Rare Hospitality
    International Inc*                        1,744            65,871
 RC2 Corp*                                    1,100            33,594
 Red Robin Gourmet
    Burgers Inc*                                800            30,776
 Ruth's Chris Steak House*                    1,000            16,620
 Scansource Inc*                              1,286            35,622
 School Specialty Inc*                        1,075            39,173
 Select Comfort Corp*                         2,800            48,020
 Shuffle Master Inc*                          1,755            26,027
 Skechers U.S.A. Inc*                         1,400            27,762
 Skyline Corp                                   400            11,972
 Skywest Inc                                  3,979            99,992
 Sonic Automotive Inc                         1,573            41,842
 Sonic Corp*                                  3,769            82,240
 Stage Stores Inc                             2,706            46,895
 Standard Motor Products Inc                    916             8,968
 Standard-Pacific Corp                        3,990            40,020
 Steak N Shake Co/The*                        1,277            20,126
 Stein Mart Inc                               1,360            11,941
 Superior Industries
    International Inc                         1,200            23,856
 Texas Roadhouse Inc*                         3,100            39,711
 Toro Co                                      2,494           147,520
 Tractor Supply Co*                           2,161           104,074
 Triarc Cos Inc                               3,965            60,902
 Tuesday Morning Corp                         1,500            15,825
 Tween Brands Inc*                            1,767            52,127
 Ultimate Electronics Inc*                      680                 -
 Unifirst Corp/MA                               800            33,104
 United Stationers Inc*                       1,737           102,518
 Universal Electronics Inc*                     800            23,200
 Volcom Inc*                                    800            31,224
 Wabash National Corp                         1,723            22,554
 Watsco Inc                                   1,366            65,732
 Winnebago Industries                         1,700            45,339
 WMS Industries Inc*                          2,167            63,796
 Wolverine World Wide Inc                     3,460            90,963
 World Fuel Services Corp                     1,600            61,680
 Zale Corp*                                   3,067            68,915
                                                            ---------
 Total Consumer, Cyclical                                   5,225,732
                                                            ---------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P SMALL CAP INDEX FUND
                       PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                                                      8/31/2007
--------------------------------------------------------------------------------

                                                            VALUE
COMPANY                                    SHARES          (NOTE 1)
----------------------------------   -----------------   -----------
 Consumer, Non-Cyclical (17.64%)
 Aaron Rents Inc                           3,047         $  77,973
 ABM Industries Inc                        2,408            56,299
 Administaff Inc                           1,536            52,992
 Alliance One International Inc*           4,676            36,005
 Alpharma Inc                              2,187            50,082
 Amedisys Inc*                             1,556            58,786
 American Medical Systems
    Holdings Inc*                          4,020            73,968
 AMERIGROUP Corp*                          3,038            96,213
 AMN Healthcare Services Inc*              1,700            30,311
 Amsurg Corp*                              1,551            36,588
 Arbitron Inc                              1,587            79,080
 Arqule Inc*                               1,302            10,676
 Arthrocare Corp*                          1,479            82,854
 Bankrate Inc*                               500            19,565
 Biolase Technology Inc*                   1,245             8,615
 Bowne & Co Inc                            1,795            30,425
 Bradley Pharmaceuticals Inc*                786            15,374
 Bright Horizons Family
    Solutions Inc*                         1,400            55,538
 Cambrex Corp                              1,239            15,450
 CDI Corp                                    607            17,360
 Centene Corp*                             2,478            50,080
 Chattem Inc*                              1,200            74,052
 Chemed Corp                               1,544            95,790
 Coinstar Inc*                             1,600            52,288
 Conmed Corp*                              1,525            44,301
 Consolidated Graphics Inc*                  696            46,131
 Cooper Cos Inc/The                        2,776           135,358
 Corn Products International Inc           4,542           205,298
 CPI Corp                                    380            17,009
 Cross Country Healthcare Inc*             1,040            17,753
 CryoLife Inc*                             1,113            10,273
 Cyberonics Inc*                           1,199            18,093
 Datascope Corp                              759            25,320
 DJO Inc*                                  1,397            68,006
 Enzo Biochem Inc*                         1,519            27,357
 Flowers Foods Inc                         4,336            89,495
 Fossil Inc*                               2,520            84,445
 Gentiva Health Services Inc*              1,227            25,448
 Gevity HR Inc                             1,500            17,280
 Great Atlantic & PacificTea Co              919            28,820
 Haemonetics Corp*                         1,591            78,977
 Hain Celestial Group Inc*                 2,470            72,272
 Healthcare Services Group                 2,550            54,621
 HealthExtras Inc*                         1,600            44,976
 Healthways Inc*                           1,971            98,156
 Heidrick & Struggles
    International Inc*                       972            45,538
 Hologic Inc*                              3,292           174,970
 Hooper Holmes Inc*                        3,007             6,706
 ICU Medical Inc*                            655            24,766
 Idexx Laboratories Inc*                   1,782           199,139
 Immucor Inc*                              3,940           131,399
 Integra LifeSciences
    Holdings Corp*                         1,265            61,441
 Invacare Corp                             1,604            37,165
 J&J Snack Foods Corp                        834            31,317
 Jarden Corp*                                304             9,968
 Kendle International Inc*                   700            27,412
 Kensey Nash Corp*                           574            13,678
 Labor Ready Inc*                          2,823            58,944
 Lance Inc                                 1,952            48,624
 LCA-Vision Inc                            1,173            40,293
 Live Nation Inc*                          4,000            82,800
 Mannatech Inc                               900             7,416
 Martek Biosciences Corp*                  1,900            51,338
 Matria Healthcare Inc*                    1,200            30,552
 MAXIMUS Inc                               1,113            47,614
 Medcath Corp*                               800            23,480
 Mentor Corp                               2,655           118,386
 Meridian Bioscience Inc                   1,800            46,440
 Merit Medical Systems Inc*                1,295            15,877
 MGI Pharma Inc*                           4,514           106,395
 Midas Inc*                                  700            14,196
 Nash Finch Co                               581            21,793
 Noven Pharmaceuticals Inc*                1,200            18,312
 Odyssey HealthCare Inc*                   1,878            18,367
 On Assignment Inc*                        2,167            22,927
 Osteotech Inc*                              821             5,969
 Palomar Medical
    Technologies Inc*                      1,000            31,500
 Parexel International Corp*               1,639            70,493
 Pediatrix Medical Group Inc*              3,014           179,785
 Peet's Coffee & Tea Inc*                    600            15,156
 Performance Food Group Co*                1,978            56,254
 PetMed Express Inc*                       1,300            19,487
 PharmaNet Development
    Group Inc*                             1,139            32,803
 PharMerica Corp*                          1,800            31,914
 Playtex Products Inc*                     3,200            58,240
 PolyMedica Corp                           1,391            72,012
 Possis Medical Inc*                         932            10,075
 Pre-Paid Legal Services Inc*                540            29,803
 PSS World Medical Inc*                    4,200            80,136
 Ralcorp Holdings Inc*                     1,700           105,043
 Regeneron
    Pharmaceuticals Inc*                   4,056            78,930
 RehabCare Group Inc*                        746            12,137
 Res-Care Inc*                             1,200            25,584
 Respironics Inc*                          4,474           212,202
 Rewards Network Inc*                      1,161             4,702
 Russ Berrie & Co Inc*                       958            14,332
 Sanderson Farms Inc                       1,018            42,695
 Savient Pharmaceuticals Inc*              2,760            36,377
 Sciele Pharma Inc*                        1,600            36,928
 Sierra Health Services Inc*               3,464           145,488
 Spartan Stores Inc                        1,300            33,072
 Spherion Corp*                            3,098            27,386
 Standard Register Co/The                    613             7,840
 Startek Inc                                 740             7,644
 Sunrise Senior Living Inc*                2,800           100,268
 SurModics Inc*                              809            39,034
 Symmetry Medical Inc*                     2,200            35,266
 Theragenics Corp*                         1,389             5,764
 TreeHouse Foods Inc*                      1,600            43,072
 United Natural Foods Inc*                 2,400            64,416
 Universal Technical
    Institute Inc*                         1,300            23,426
 USANA Health Sciences Inc*                  500            19,040
 Viad Corp                                 1,109            39,647
 Viropharma Inc*                           3,700            36,667
 Vital Signs Inc                             495            24,819
 Volt Information Sciences Inc*              646             9,722
 Watson Wyatt Worldwide Inc                2,652           125,466
 WD-40 Co                                    826            28,720
                                                         ---------
 Total Consumer, Non-Cyclical                            6,002,320
                                                         ---------
 Energy (6.12%)
 Atwood Oceanics Inc*                      1,622           123,256
 Cabot Oil & Gas Corp                      5,964           198,840
 CARBO Ceramics Inc                        1,024            47,923
 Dril-Quip Inc*                            1,300            61,178
 Headwaters Inc*                           2,223            36,724
 Helix Energy Solutions
    Group Inc*                             5,626           216,207
 Hornbeck Offshore Services Inc*           1,300            49,595
 Input/Output Inc*                         3,753            53,255
 Lufkin Industries Inc                       900            51,183
 Massey Energy Co                          4,994           103,626
 Matrix Service Co*                        1,500            28,380
 NATCO Group Inc*                          1,000            49,940
 Oceaneering International Inc*            3,460           232,374
 Penn Virginia Corp                        2,200            87,802
 Petroleum Development Corp*               1,015            40,630
 SEACOR Holdings Inc*                      1,251           109,838
 St Mary Land &
    Exploration Co                         3,828           127,664
 Stone Energy Corp*                        1,567            51,633
 Swift Energy Co*                          1,722            64,093
 Tetra Technologies Inc*                   4,434            88,636
 Unit Corp*                                2,846           139,625
 W-H Energy Services Inc*                  1,908           121,272
                                                         ---------
 Total Energy                                            2,083,674
                                                         ---------
 Financial (15.21%)
 Acadia Realty Trust                       1,700            42,449
 Alabama National
    Bancorporation                         1,100            58,036
 Anchor Bancorp Wisconsin Inc              1,149            30,265
 Bank Mutual Corp                          3,500            41,510
 BankAtlantic Bancorp Inc                  2,300            19,067
 BankUnited Financial Corp                 1,838            31,430
 Boston Private Financial
    Holdings Inc                           2,301            62,472
 Brookline Bancorp Inc                     3,628            45,386
 Cascade Bancorp                           1,500            35,175
 Central Pacific Financial Corp            1,900            60,458
 Chittenden Corp                           2,761            96,028
 Colonial Properties Trust                 2,886           103,636
 Community Bank System Inc                 1,600            32,176
 Corus Bankshares Inc                      1,800            24,048
 Delphi Financial Group Inc                2,421            97,566
 Dime Community Bancshares                 1,914            26,088
 Downey Financial Corp                     1,234            69,832
 EastGroup Properties Inc                  1,500            63,645
 East West Bancorp Inc                     3,806           136,255

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P SMALL CAP INDEX FUND
                       PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                                                       8/31/2007
--------------------------------------------------------------------------------

                                                               VALUE
COMPANY                                       SHARES          (NOTE 1)
-------------------------------------   -----------------   ------------
 Entertainment Properties Trust               1,484         $  70,995
 Essex Property Trust Inc                     1,574           185,401
 Financial Federal Corp                       1,588            48,450
 First Bancorp/Puerto Rico                    5,128            51,536
 First Commonwealth
    Financial Corp                            4,000            44,040
 First Financial Bancorp                      1,700            22,933
 First Indiana Corp                             700            21,644
 First Midwest Bancorp Inc/IL                 3,089           105,922
 First Republic Bank/San
    Francisco CA                              1,919           104,681
 FirstFed Financial Corp*                     1,070            53,768
 Flagstar Bancorp Inc                         1,822            22,411
 Franklin Bank Corp/
    Houston TX*                               1,200            11,028
 Fremont General Corp                         3,856            17,352
 Frontier Financial Corp                      2,400            58,992
 Glacier Bancorp Inc                          2,850            62,586
 Hanmi Financial Corp                         2,300            35,604
 Hilb Rogal & Hobbs Co                        2,250           105,075
 Independent Bank Corp/MI                     1,154            13,513
 Infinity Property &
    Casualty Corp                             1,100            45,606
 Inland Real Estate Corp                      3,700            57,276
 Investment Technology
    Group Inc*                                2,751           111,333
 Irwin Financial Corp                           950            10,118
 Kilroy Realty Corp                           2,057           125,744
 Kite Realty Group Trust                      1,800            30,564
 LaBranche & Co Inc*                          3,500            22,015
 LandAmerica Financial
    Group Inc                                   971            53,784
 Lexington Realty Trust                       4,370            90,372
 LTC Properties Inc                           1,100            24,838
 MAF Bancorp Inc                              1,677            90,038
 Medical Properties Trust Inc                 2,700            36,369
 Mid-America Apartment
    Communities Inc                           1,600            79,344
 Nara Bancorp Inc                             1,163            18,422
 National Retail Properties Inc               4,052            95,181
 Parkway Properties Inc/Md                      865            40,032
 Philadelphia Consolidated
    Holding Co*                               3,590           143,672
 Piper Jaffray Cos*                           1,018            52,284
 Portfolio Recovery Associates Inc            1,000            51,360
 Presidential Life Corp                       1,505            26,037
 PrivateBancorp Inc                           1,017            34,049
 ProAssurance Corp*                           2,096           110,208
 Prosperity Bancshares Inc                    1,900            64,163
 Provident Bankshares Corp                    1,986            61,367
 PS Business Parks Inc                          900            50,850
 RLI Corp                                     1,092            65,684
 Safety Insurance Group Inc                     800            27,312
 SCPIE Holdings Inc*                            473             9,224
 Selective Insurance Group                    3,244            68,448
 Senior Housing Properties Trust              4,600            93,564
 Signature Bank/New York NY*                  1,700            58,752
 South Financial Group Inc/The                4,340            99,603
 Sovran Self Storage Inc                      1,159            52,282
 Sterling Bancorp/NY                          1,000            14,780
 Sterling Bancshares Inc/TX                   4,445            50,806
 Sterling Financial Corp/WA                   2,838            72,284
 Stewart Information
    Services Corp                               928            34,392
 Susquehanna Bancshares Inc                   3,263            64,151
 SWS Group Inc                                1,180            20,933
 Tanger Factory Outlet Centers                1,900            72,333
 Tower Group Inc                              1,200            30,132
 Triad Guaranty Inc*                            700            11,711
 Trustco Bank Corp NY                         3,818            42,685
 UCBH Holdings Inc                            6,134           101,947
 Umpqua Holdings Corp                         3,893            84,478
 United Bankshares Inc                        2,234            69,924
 United Community
    Banks Inc/GA                              2,000            48,580
 United Fire & Casualty Co                    1,200            45,588
 Whitney Holding Corp                         3,726           103,210
 Wilshire Bancorp Inc                           800             9,016
 Wintrust Financial Corp                      1,538            66,349
 World Acceptance Corp*                         952            29,522
 Zenith National Insurance Corp               2,073            89,367
                                                            ---------
 Total Financial                                            5,173,536
                                                            ---------
 Industrial (21.45%)
 AAR Corp*                                    2,078            65,249
 Acuity Brands Inc                            2,685           141,070
 Advanced Energy Industries Inc*              2,153            34,943
 Albany International Corp                    1,699            66,159
 AM Castle & Co                                 759            22,110
 Analogic Corp                                  900            62,154
 AO Smith Corp                                1,208            58,226
 Apogee Enterprises Inc                       1,775            44,677
 Applied Industrial
    Technologies Inc                          2,236            71,507
 Aptargroup Inc                               4,350           158,036
 Arkansas Best Corp                           1,481            53,168
 Astec Industries Inc*                          914            46,230
 Baldor Electric Co                           2,589           107,806
 Barnes Group Inc                             2,470            77,706
 Bel Fuse Inc                                   579            18,239
 Belden Inc                                   2,764           134,358
 Benchmark Electronics Inc*                   4,408           110,553
 Brady Corp                                   3,344           130,182
 Briggs & Stratton Corp                       3,004            87,687
 Bristow Group Inc*                           1,461            63,334
 C&D Technologies Inc*                        1,187             5,033
 Cascade Corp                                   600            44,166
 Ceradyne Inc*                                1,721           124,394
 Checkpoint Systems Inc*                      2,228            62,050
 Chesapeake Corp                              1,001             9,810
 Clarcor Inc                                  3,004           116,315
 Cognex Corp                                  2,720            50,184
 Coherent Inc*                                1,849            55,636
 CTS Corp                                     1,721            22,356
 Cubic Corp                                     771            30,478
 Curtiss-Wright Corp                          2,554           116,462
 Cymer Inc*                                   2,086            82,689
 Daktronics Inc                               1,886            51,865
 Dionex Corp*                                 1,077            78,007
 Drew Industries Inc*                         1,200            47,124
 EDO Corp                                     1,023            44,030
 Electro Scientific Industries Inc*           1,841            43,613
 EMCOR Group Inc*                             3,904           122,390
 EnPro Industries Inc*                        1,100            45,969
 Esterline Technologies Corp*                 1,486            75,028
 FEI Co*                                      1,405            39,382
 Flir Systems Inc*                            4,050           199,422
 Forward Air Corp                             1,656            58,026
 Gardner Denver Inc*                          3,026           120,768
 GenCorp Inc*                                 2,884            32,993
 Gerber Scientific Inc*                       1,029            10,527
 Greatbatch Inc*                              1,017            30,510
 Griffon Corp*                                1,420            22,237
 Heartland Express Inc                        3,131            48,750
 HUB Group Inc*                               2,500            83,425
 Insituform Technologies Inc*                 1,227            20,233
 Intermet Corp*(d)                            1,230                 -
 Intevac Inc*                                 1,100            17,974
 Itron Inc*                                   1,870           158,763
 Kaman Corp                                   1,048            34,490
 Kansas City Southern*                        4,715           143,289
 Kaydon Corp                                  1,747            92,242
 Keithley Instruments Inc                       720             7,200
 Kirby Corp*                                  3,316           126,936
 Knight Transportation Inc                    3,384            62,232
 Landstar System Inc                          3,458           148,729
 Lawson Products                                456            16,653
 Lennox International Inc                     3,319           119,384
 Lindsay Corp                                   549            22,251
 Littelfuse Inc*                              1,432            47,829
 LoJack Corp*                                 1,100            20,944
 Lydall Inc*                                    745             7,793
 Magnetek Inc*                                1,366             6,352
 Manitowoc Co Inc/The                         3,842           305,400
 Methode Electronics Inc                      1,654            23,884
 Moog Inc*                                    2,602           110,767
 Mueller Industries Inc                       2,095            72,571
 Myers Industries Inc                         1,536            32,717
 NCI Building Systems Inc*                    1,100            51,029
 Neenah Paper Inc                               750            26,018
 Old Dominion Freight Line Inc*               1,500            43,200
 Park Electrochemical Corp                    1,018            30,092
 Photon Dynamics Inc*                           781             6,498
 Planar Systems Inc*                            664             4,190
 Plexus Corp*                                 2,900            68,933
 Quanex Corp                                  2,196            95,109
 Regal-Beloit Corp                            1,874            94,656
 Robbins & Myers Inc                            966            52,338
 Rogers Corp*                                   850            35,012
 Shaw Group Inc/The*                          4,944           247,447
 Simpson Manufacturing Co Inc                 2,290            75,570
 Sonic Solutions Inc*                         1,173             8,915
 Spectrum Brands Inc*                         2,267            12,786
 Standex International Corp                     564            14,117
 Sturm Ruger & Co Inc*                        1,292            23,566
 Technitrol Inc                               2,470            67,925

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P SMALL CAP INDEX FUND
                       PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                                                       8/31/2007
--------------------------------------------------------------------------------

                                                          VALUE
COMPANY                                   SHARES         (NOTE 1)
---------------------------------   -----------------  -------------
Teledyne Technologies Inc*                1,966        $    98,123
Tetra Tech Inc*                           3,368             66,013
Texas Industries Inc                      1,686            124,292
Tredegar Corp                             1,471             25,713
Trimble Navigation Ltd*                   7,300            257,763
Triumph Group Inc                         1,014             74,235
TTM Technologies Inc*                     2,500             29,200
Universal Forest Products Inc             1,181             44,039
URS Corp*                                 3,204            171,222
Valmont Industries Inc                    1,024             91,320
Vicor Corp                                1,051             12,391
Waste Connections Inc*                    4,258            129,528
Watts Water Technologies Inc              1,855             65,704
Woodward Governor Co                      1,737            102,014
X-Rite Inc                                1,787             25,554
                                                       -----------
Total Industrial                                         7,300,178
                                                       -----------
Technology (8.69%)
Actel Corp*                               1,218             13,703
Agilysys Inc                              1,491             25,436
Allscripts Healthcare
Solutions Inc*                            3,000             67,830
AMIS Holdings Inc*                        3,800             39,406
Ansoft Corp*                              1,000             29,890
Ansys Inc*                                4,752            157,434
ATMI Inc*                                 2,001             60,350
Avid Technology Inc*                      2,399             73,961
Axcelis Technologies Inc*                 5,102             24,030
Blackbaud Inc                             2,700             68,229
Brooks Automation Inc*                    4,331             61,284
CACI International Inc*                   1,895             96,683
Captaris Inc*                             1,544              8,276
Catapult Communications Corp*               597              4,185
Ciber Inc*                                2,938             23,298
Cohu Inc                                    984             19,473
Concur Technologies Inc*                  1,500             40,170
Digi International Inc*                     989             13,994
Diodes Inc*                               1,650             50,012
DSP Group Inc*                            1,496             26,075
eFunds Corp*                              2,955            107,207
Epicor Software Corp*                     3,100             41,230
EPIQ Systems Inc*                         1,281             20,791
Exar Corp*                                1,952             26,040
Factset Research Systems Inc              2,334            139,877
Hutchinson Technology Inc*                1,338             30,787
Informatica Corp*                         5,400             75,384
JDA Software Group Inc*                   1,393             28,905
Komag Inc*                                1,700             54,638
Kopin Corp*                               3,225             11,836
Kulicke & Soffa Industries Inc*           2,607             22,264
Manhattan Associates Inc*                 1,548             44,706
Mantech International Corp*                 939             33,579
Mercury Computer
Systems Inc*                              1,010             11,554
Micros Systems Inc*                       2,500            150,850
Microsemi Corp*                           4,651            117,949
MKS Instruments Inc*                      2,000             44,080
MTS Systems Corp                          1,024             43,131
Napster Inc*                              1,603              4,857
Neoware Inc*                              1,100             17,644
Pericom Semiconductor Corp*               1,192             13,732
Phoenix Technologies Ltd*                 1,166             12,744
Photronics Inc*                           2,089             24,191
Progress Software Corp*                   2,349             71,691
Quality Systems Inc                         800             29,480
Radiant Systems Inc*                      1,286             19,354
Radisys Corp*                               829              9,061
Rudolph Technologies Inc*                 1,360             17,449
SI International Inc*                       800             24,656
Skyworks Solutions Inc*                   9,282             73,235
SPSS Inc*                                 1,104             44,988
Standard Microsystems Corp*               1,264             45,479
Stratasys Inc*                            1,200             30,180
Supertex Inc*                               890             31,915
Synaptics Inc*                            1,300             56,290
Take-Two Interactive
Software Inc*                             4,154             66,381
THQ Inc*                                  4,085            117,607
TradeStation Group Inc*                   1,300             14,391
Ultratech Inc*                            1,126             16,136
Varian Semiconductor
Equipment Associates Inc*                 5,015            278,983
Veeco Instruments Inc*                    1,520             26,752
                                                       -----------
Total Technology                                         2,955,723
                                                       -----------
Utilities (5.72%)
Allete Inc                                1,780             74,956
American States Water Co                  1,045             40,818
Atmos Energy Corp                         5,438            152,862
Avista Corp                               3,283             64,248
Central Vermont Public
Service Corp                                573             20,685
CH Energy Group Inc                         808             38,194
Cleco Corp                                3,540             81,562
CROCS Inc*                                4,200            247,968
El Paso Electric Co*                      2,842             63,433
Energen Corp                              4,430            237,891
Laclede Group Inc/The                     1,063             34,696
New Jersey Resources Corp                 1,614             79,054
Northwest Natural Gas Co                  1,701             79,028
Piedmont Natural Gas Co                   4,620            121,968
South Jersey Industries Inc               1,800             61,038
Southern Union Co                         6,608            197,249
Southwest Gas Corp                        2,579             74,817
UGI Corp                                  6,510            166,331
UIL Holdings Corp                         1,540             47,725
Unisource Energy Corp                     2,052             60,780
                                                       -----------
Total Utilities                                          1,945,303
                                                       -----------
Total Common Stock ($24,468,831)                        33,250,872
                                                       -----------

Corporate Debt (0.04%)

Par Value
---------
$15,000      Mueller Industry Inc.
             (11/01/2014)                                   13,725
                                                       -----------
 Total Corporate Debt (Cost $15,000)                        13,725
                                                       -----------
 Short-Term Investments (1.84%)
 Money Fund (0.08%)


 The United States Treasury
    Trust(b)                             27,005             27,005

United States Treasury Bills (1.76%)

Par Value
---------
$400,000      United States Treasury
              Bill 9/27/2007                               399,009
 200,000      United States Treasury
              Bill 10/18/2007(c)                           199,005
                                                       -----------
Total United States Treasury Bills                         598,014
                                                       -----------
Total Short-Term Investments
(Cost $625,019)                                            625,019
                                                       -----------
Total Investments
(Cost $25,108,850)(a)(99.62%)                           33,889,616
Other Net Assets (0.38%)                                   128,758
                                                       -----------
Net Assets (100.00%)                                   $34,018,374
                                                       ===========

*     Non-Income Producing Security


(a) Aggregate cost for federal income tax purposes is $25,108,850. At August 31, 2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:


 Unrealized appreciation                               $11,396,002
 Unrealized depreciaiton                                (2,615,236)
                                                        -----------
 Net unrealized appreciation
    (depreciation)                                     $ 8,780,766
                                                       ============

(b)See note 5 regarding investments in The United States Treasury Trust Fund.

(c)At August 31, 2007, certain United States Treasury Bills with a market value of $199,005 were pledged to cover margin requirements for futures contracts.

(d) In bankruptcy.

(e) Futures contracts at August 31, 2007: Contracts -$100 times premium/delivery month/commitment


Russell 2000 Mini                          Unrealized Depreciation
 8/Sept. 07/ Long                                         $(14,430)
                                                          ========

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EQUITY INCOME FUND          PORTFOLIO OF INVESTMENTS                  8/31/2007
--------------------------------------------------------------------------------

                                                           VALUE
COMPANY                                    SHARES         (NOTE 1)
----------------------------------   -----------------   ----------
 Common Stock (86.31%)
 Basic Materials (3.45%)
 Chemicals (1.64%)
 Praxair Inc                                4,592        $ 347,431
 Sherwin-Williams Co/The                    1,746          120,491
                                                         ---------
                                                           467,922
                                                         ---------
 Forest Products & Paper (0.91%)
 Plum Creek Timber Co Inc                   6,150          257,870
 Mining (0.90%)
 Alcoa Inc                                  7,050          257,537
                                                         ---------
 Total Basic Materials                                     983,329
                                                         ---------
 Communications (4.19%)
 Media (2.34%)
 McGraw-Hill Cos Inc/The                   13,178          664,962
 Telecommunications (1.85%)
 AT&T Inc                                  13,244          528,038
                                                         ---------
 Total Communications                                    1,193,000
                                                         ---------
 Consumer, Cyclical (10.17%)
 Apparel(0.65%)
 Hanesbrands Inc *                          1,937           58,033
 Liz Claiborne Inc                          3,736          127,659
                                                         ---------
                                                           185,692
                                                         ---------
 Auto Manufacturers (1.36%)
 Ford Motor Co                             49,500          386,595
 Home Furnishings (0.24%)
 Leggett & Platt Inc                        3,325           67,830
 Retail (7.92%)
 Lowe's Cos Inc                            14,200          441,052
 McDonald's Corp                           15,268          751,949
 Ross Stores Inc                            3,692          102,748
 Sears Holdings Corp*                         717          102,933
 Target Corp                                6,939          457,488
 TJX Cos Inc                                7,050          214,954
 Wal-Mart Stores Inc                        4,181          182,417
                                                         ---------
                                                         2,253,541
                                                         ---------
 Total Consumer, Cyclical                                2,893,658
                                                         ---------
 Consumer, Non-Cyclical (17.92%)
 Agriculture (2.00%)
 Altria Group Inc                           2,500          173,525
 Reynolds American Inc                      5,992          396,191
                                                         ---------
                                                           569,716
                                                         ---------
 Beverages (3.39%)
 Anheuser-Busch Cos Inc                     3,736          184,558
 Coca-Cola Co/The                          14,500          779,810
                                                         ---------
                                                           964,368
                                                         ---------
 Commercial Services (1.52%)
 Moody's Corp                               5,092          233,468
 Western Union Co/The                      10,609          199,768
                                                         ---------
                                                           433,236
                                                         ---------
 Cosmetics/Personal Care (0.89%)
 Procter & Gamble Co                        3,880          253,403
 Food (2.83%)
 Kraft Foods Inc                            4,384          140,551
 Sara Lee Corp                             15,200          252,624
 Tyson Foods Inc                           19,072          411,002
                                                         ---------
                                                           804,177
                                                         ---------
 Healthcare-Products (2.46%)
 Baxter International Inc                  12,811          701,530
 Healthcare-Services (1.54%)
 Aetna Inc                                  8,584          437,011
 Household Products/Wares (0.67%)
 ACCO Brands Corp*                            510           11,562
 Fortune Brands Inc                         2,146          178,311
                                                         ---------
                                                           189,873
                                                         ---------
 Pharmaceuticals (2.62%)
 AmerisourceBergen Corp                     6,906          330,452
 Merck & Co Inc                             1,200           60,204
 Pfizer Inc                                13,900          345,276
 PharMerica Corp                              575           10,195
                                                         ---------
                                                           746,127
                                                         ---------
 Total Consumer, Non-Cyclical
                                                         5,099,441
                                                         ---------
 Energy (11.22%)
 Oil & Gas (9.61%)
 Apache Corp                                5,126          396,650
 Chevron Corp                               3,840          336,998
 ConocoPhillips                             5,348          437,948
 Devon Energy Corp                          5,852          440,714
 ENSCO International Inc                    4,170          226,097
 Exxon Mobil Corp                           7,736          663,207
 GlobalSantaFe Corp                         3,325          234,712
                                                         ---------
                                                         2,736,326
                                                         ---------
 Oil & Gas Services (1.44%)
 Baker Hughes Inc                           2,780          233,131
 Tidewater Inc                              2,680          175,406
                                                         ---------
                                                           408,537
                                                         ---------
 Pipelines (0.17%)
 Spectra Energy Corp                        2,100           48,825
                                                         ---------
 Total Energy                                            3,193,688
                                                         ---------
 Financial (22.86%)
 Banks (7.40%)
 Bank of America Corp                      16,016          811,691
 Fifth Third Bancorp                        9,523          339,876
 SunTrust Banks Inc                         2,602          204,908
 Wells Fargo & Co                          20,494          748,851
                                                         ---------
                                                         2,105,326
                                                         ---------
 Diversified Financial Services (2.57%)
 Citigroup Inc                             12,811          600,580
 Franklin Resources Inc                     1,000          131,770
                                                         ---------
                                                           732,350
                                                         ---------
 Insurance (6.79%)
 American International
    Group Inc                               5,225          344,850
 Arthur J Gallagher & Co                    7,700          227,381
 Fidelity National Financial Inc            4,559           82,928
 Marsh & McLennan Cos Inc                  13,700          365,105
 MetLife Inc                                7,328          469,358
 StanCorp Financial Group Inc               6,950          327,345
 XL Capital Ltd                             1,501          114,376
                                                         ---------
                                                         1,931,343
                                                         ---------
 REITS (6.10%)
 Annaly Capital Management Inc              7,408          104,379
 Boston Properties Inc                      2,146          214,750
 iStar Financial Inc                        4,604          168,506
 Kimco Realty Corp                          4,926          210,931
 Realty Income Corp                         9,108          245,916
 Simon Property Group Inc                   2,680          254,386
 SL Green Realty Corp                       2,780          309,998
 Vornado Realty Trust                       2,146          228,742
                                                         ---------
                                                         1,737,608
                                                         ---------
 Total Financial                                         6,506,627
                                                         ---------
 Industrial (4.76%)
 Aerospace/Defense (0.02%)
 Raytheon Co (Warrant)*                       220            5,691
 Building Materials (0.35%)
 Masco Corp                                 3,804           98,980
 Hand/Machine Tools (0.55%)
 Stanley Works/The                          2,780          157,737
 Machinery - Construction & Mining (1.41%)
 Caterpillar Inc                            5,292          400,975
 Metal Fabricate/Hardware (0.77%)
 Worthington Industries Inc                10,400          220,064
 Miscellaneous Manufacturing (1.66%)
 3M Co                                      3,212          292,260
 ITT Corp                                   2,634          179,086
                                                         ---------
                                                           471,346
                                                         ---------
 Total Industrial                                        1,354,793
                                                         ---------
 Technology (7.37%)
 Computers (2.77%)
 Dell Inc*                                 12,249          346,034
 Diebold Inc                                2,146           94,145
 Hewlett-Packard Co                         7,050          347,918
                                                         ---------
                                                           788,097
                                                         ---------
 Office/Business Equipment (0.36%)
 Pitney Bowes Inc                           2,280          101,848
 Semiconductors (1.92%)
 Intel Corp                                21,263          547,522
 Software (2.32%)
 Fidelity National Information
    Services Inc                            2,008           95,179
 First Data Corp                           10,609          352,431
 Microsoft Corp                             7,373          211,826
                                                         ---------
                                                           659,436
                                                         ---------
 Total Technology                                        2,096,903
                                                         ---------
 Utitlties (4.38%)
 Electric (4.38%)
 Consolidated Edison Inc                    7,700          353,738
 Duke Energy Corp                           4,200           77,028
 Entergy Corp                               2,146          222,369
 Exelon Corp                                3,846          271,797

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EQUITY INCOME FUND
                     PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                                                       8/31/2007
--------------------------------------------------------------------------------

                                                     VALUE
COMPANY                                  SHARES     (NOTE 1)
--------------------------------------  --------   -----------
Progress Energy Inc                      1,979     $   90,796
SCANA Corp                               6,000        230,280
                                                   ----------
Total Utilities                                     1,246,008
                                                   ----------
Total Common Stock
(Cost $18,562,997)                                 24,567,447
Short-Term Investments (13.58%)
Money Fund (0.31%)
United States Treasury Trust(b)         87,433         87,433

Total United States Treasury Bills (13.27%)

                          Par Value
-------------------------------------------------------------
$ 100,000     United States Treasury
               Bill 9/6/2007                           99,931

                          Par Value
-------------------------------------------------------------
$ 100,000     United States Treasury
               Bill 9/27/2007                     $    99,752
3,500,000     United States Treasury
               Bill 10/18/2007(c)                   3,477,983
  100,000     United States Treasury
               Bill 11/8/2007                          99,324
                                                  -----------
Total United States Treasury Bills                  3,776,990
                                                  -----------
Total Short-Term Investments
(Cost $3,864,423)                                   3,864,423
                                                  -----------
Total Investments
  (Cost $22,427,420)(a)(99.89%)                    28,431,870
                                                  -----------
Other Net Assets (0.11%)                               30,881
                                                  -----------
  Net Assets (100.00%)                            $28,462,751
                                                  ===========

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $22,427,420. At August 31, 2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows

 Unrealized appreciation                           $7,103,493
 Unrealized depreciaiton                           (1,099,043)
                                                  -----------
 Net unrealized appreciation
    (depreciation)                                $ 6,004,450
                                                  ===========

(b) See note 5 regarding investments in The United States Treasury Trust Fund.

(c) At August 31, 2007, certain United States Treasury Bills with a market value of $198,742 were pledged to cover margin requirements for futures contracts.

(d) Futures contracts at August 31, 2007: Contracts -$100 times premium/delivery month/ commitment

S&P 500 Index                         Unrealized Depreciation
6/Sept. 07/ Long                                     $(50,715)
                                                     ========

--------------------------------------------------------------------------------
EUROPEAN GROWTH AND INCOME FUND       PORTFOLIO OF INVESTMENTS         8/31/2007
--------------------------------------------------------------------------------

                                                            VALUE
COMPANY                                   SHARES           (NOTE 1)
---------------------------------   ------------------   ------------
 Common Stock (97.34%)
 Basic Materials (4.58%)
 Chemicals (2.59%)
 Arkema ADR*                                 148         $    9,196
 BASF AG ADR                               1,744            230,365
 Bayer AG ADR                              1,515            119,761
                                                         ----------
                                                            359,322
                                                         ----------
 Mining (1.99%)
 Anglo American plc ADR                    1,820             52,088
 BHP Billiton LTD ADR                        500             31,575
 Rio Tinto PLC ADR                           700            192,360
                                                         ----------
                                                            276,023
                                                         ----------
 Total Basic Materials                                      635,345
                                                         ----------
 Communications (16.27%)
 Telecommunications (16.27%)
 Alcatel-Lucent ADR                        1,772             19,403
 BT Group PLC ADR                          2,860            182,354
 Deutsche Telekom AG ADR                   9,025            167,865
 Telefonaktiebolaget LM
    Ericsson ADR                           4,994            185,827
 France Telecom SA ADR                     5,400            163,728
 Nokia ADR ADR                            15,928            523,713
 Telecom Italia SpA ADR                    2,947             83,223
 Telefonica SA ADR                         4,765            355,850
 Vodafone Group PLC ADR                   17,833            577,789
                                                         ----------
 Total Communications                                     2,259,752
                                                         ----------
 Consumer, Cyclical (1.95%)
 Auto Manufacturers (1.95%)
 DaimlerChrysler AG ADR                    3,035            270,419
                                                         ----------
 Total Consumer, Cyclical                                   270,419
                                                         ----------
 Consumer, Non-Cyclical (18.45%)
 Beverages (1.37%)
 Diageo PLC ADR                            2,235            190,914
 Cosmetics/Personal Care (0.68%)
 L'Oreal SA ADR*                           4,005             93,887
 Food (5.09%)
 Nestle SA ADR                             4,965            538,703
 Unilever NV ADR                           5,508            168,269
                                                         ----------
                                                            706,972
                                                         ----------
 Pharmaceuticals (11.31%)
 AstraZeneca Plc ADR                       4,998            245,902
 GlaxoSmithKline PLC ADR                   9,688            505,907
 Novartis AG ADR                           8,257            434,731
 Roche Holding AG ADR                      4,416            384,192
                                                         ----------
                                                          1,570,732
                                                         ----------
 Total Consumer, Non-Cyclical
                                                          2,562,505
                                                         ----------
 Energy (16.22%)
 Oil & Gas (16.22%)
 BP PLC ADR                                9,676            651,776
 ENI SpA ADR                               4,132            285,025
 Royal Dutch Shell B ADR                   3,435            267,277
 Royal Dutch Shell A ADR                   6,120            473,382
 Total SA ADR                              7,658            575,039
                                                         ----------
 Total Energy                                             2,252,499
                                                         ----------
 Financial (30.79%)
 Banks (23.42%)
 ABN AMRO Holding NV ADR                   6,467            300,845
 BNP Paribas ADR                           5,452            287,710
 Banco Bilbao Vizcaya
    Argentaria SA ADR                     11,479            266,542
 Banco Santander Central
    Hispano SA ADR                        20,758            379,249
 Barclays PLC ADR                          8,051            399,330
 Credit Suisse Group ADR                   3,653            239,783
 HSBC Holdings PLC ADR                     6,801            614,198
 Lloyds TSB Group PLC ADR                  4,755            210,551
 Deutsche Bank AG ADR                      1,796            222,704
 UBS AG ADR                                6,350            331,724
                                                         ----------
                                                          3,252,636
                                                         ----------
 Insurance (7.37%)
 Aegon NV ADR                              3,046             55,498
 Allianz AG ADR                           13,757            295,500
 AXA ADR                                   5,484            220,402
 ING Groep NV ADR                          6,832            274,578
 Prudential PLC ADR                        2,089             59,683
 Swiss Reinsurance ADR                       960             81,120
 Zurich Financial Svs ADR                  1,265             36,179
                                                         ----------
                                                          1,022,960
                                                         ----------
 Total Financial                                          4,275,596
                                                         ----------

 Industrial (3.55%)
 Electronics (1.08%)
 Koninklijke Philips Electronics
    NV ADR                                 3,784            149,657
 Miscellaneous Manufacturing (2.47%)

 Siemens AG ADR                            2,735            342,696
                                                         ----------
 Total Industrial                                           492,353
                                                         ----------
 Technology (1.12%)
 Software (1.12%)
 SAP AG ADR                                2,867            155,019
                                                         ----------
 Total Technology                                           155,019
                                                         ----------
 Utilities (4.42%)
 Electric (2.80%)
 E.ON AG ADR                               6,935            388,221
 Water (1.62%)
 Suez SA ADR                               3,937            225,510
                                                         ----------
 Total Utilities                                            613,731
                                                         ----------
 Total Common Stock
    (Cost $9,779,838)                                    13,517,221
 Short-Term Investments (2.25%)

 Money Fund (0.09%)
 The United States Treasury Trust(b)
                                                             12,943

United States Treasury Bills (2.15%)

Par Value
---------
$100,000      United States Treasury
               Bill 9/27/2007                                99,752
 100,000      United States Treasury
               Bill 10/18/2007                               99,619
 100,000      United States Treasury
               Bill 9/13/2007                                99,856
                                                         ----------
Total United States Treasury Bills                          299,227
                                                         ----------
Total Short Term Investments
  (Cost $312,170)                                           312,170
                                                         ----------
Total Investments
  (Cost $10,092,008)(a)(99.59%)                          13,829,391
                                                         ----------
Other Net Assets (0.41%)                                     57,111
                                                         ----------
Net Assets (100.00%)                                    $13,886,502
                                                        ===========

*     Non-Income Producing Security

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EUROPEAN GROWTH AND INCOME FUND
                     PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                                                       8/31/2007
--------------------------------------------------------------------------------

(a) Aggregate cost for federal income tax purposes is $10,092,568. At August 31, 2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation                                  $4,020,083
Unrealized depreciaiton                                    (283,260)
                                                         ----------
Net unrealized appreciation
   (depreciation)                                        $3,736,823
                                                         ==========

(b) See note 5 regarding investments in The United States Treasury Trust Fund.

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND          PORTFOLIO OF INVESTMENTS                8/31/2007
--------------------------------------------------------------------------------

                                                             VALUE
COMPANY                                     SHARES          (NOTE 1)
-----------------------------------   -----------------  --------------
 Common Stock (97.14%)
 Basic Materials (0.31%)
 Sigma-Aldrich Corp                          1,336        $   59,853
 Communications (28.61%)
 Akamai Technologies Inc*                    1,700            54,774
 Amazon.Com Inc*                             3,246           259,388
 Check Point Software
    Technologies*                            2,606            61,137
 Checkfree Corp*                             1,114            51,500
 Cisco Systems Inc*                         23,980           765,442
 Comcast Corp*                              16,044           418,588
 Discovery Holding Co*                       3,067            77,043
 eBay Inc*                                  11,339           386,660
 EchoStar Communications Corp*               2,414           102,160
 Expedia Inc*                                3,716           110,923
 Google Inc*                                 1,564           805,851
 IAC/InterActiveCorp*                        3,502            97,321
 Juniper Networks Inc*                       4,139           136,256
 Lamar Advertising Co*                         915            48,422
 Level 3 Communications Inc*                16,500            86,295
 Liberty Global Inc*                         2,312            94,746
 Liberty Media
    Corp - Interactive*                      7,000           132,790
 Millicom International
    Cellular SA*                             1,100            92,763
 Monster Worldwide Inc*                      1,618            55,336
 NII Holdings Inc*                           1,693           134,052
 Qualcomm Inc                               22,354           891,701
 Sirius Satellite Radio Inc*                18,579            55,180
 Symantec Corp*                             10,973           206,402
 Telefonaktiebolaget LM Ericsson             1,200            44,652
 Tellabs Inc*                                3,293            34,741
 VeriSign Inc*                               2,614            84,171
 Virgin Media Inc                            3,792            90,250
 XM Satellite Radio Holdings Inc*            2,952            36,811
 Yahoo! Inc*                                 7,488           170,202
                                                          ----------
 Total Communications                                      5,585,557
                                                          ----------
 Consumer, Cyclical (9.72%)
 Bed Bath & Beyond Inc*                      4,244           147,012
 CDW Corp*                                     924            79,529
 Cintas Corp                                 2,296            84,148
 Costco Wholesale Corp                       2,604           160,797
 Fastenal Co                                 1,608            73,341
 Paccar Inc                                  3,167           270,937
 PetSmart Inc                                1,828            63,432
 Ross Stores Inc                             1,836            51,096
 Ryanair Holdings plc                        1,300            54,301
 Sears Holdings Corp*                        1,769           253,958
 Staples Inc                                 5,331           126,611
 Starbucks Corp*                            11,876           327,184
 UAL Corp*                                   1,200            56,964
 Wynn Resorts Ltd*                           1,200           148,476
                                                          ----------
 Total Consumer, Cyclical                                  1,897,786
                                                          ----------
 Consumer, Non-Cyclical (13.72%)
 Amgen Inc*                                  6,013           301,311
 Amylin Pharmaceuticals Inc*                 1,400            68,642
 Apollo Group Inc*                           1,998           117,223
 Biogen Idec Inc*                            4,154           265,108
 Celgene Corp*                               4,200           269,682
 Cephalon Inc*                                 700            52,535
 Dentsply International Inc                  1,588            62,535
 Express Scripts Inc*                        2,888           158,118
 Genzyme Corp*                               3,671           229,107
 Gilead Sciences Inc*                       10,222           371,774
 Intuitive Surgical Inc*                       400            88,512
 Patterson Cos Inc*                          1,704            62,673
 Paychex Inc                                 4,033           179,186
 Sepracor Inc*                               1,200            35,004
 Teva Pharmaceutical
    Industries Ltd                           6,734           289,562
 Vertex Pharmaceuticals Inc*                 1,500            58,440
 Whole Foods Market Inc                      1,538            68,072
                                                          ----------
 Total Consumer, Non-Cyclical
                                                           2,677,484
                                                          ----------
 Energy (0.19%)
 Patterson-UTI Energy Inc                    1,749            37,551
                                                          ----------
 Total Energy                                                 37,551
                                                          ----------
 Industrial (3.36%)
 CH Robinson Worldwide Inc                   2,046           100,336
 Expeditors International
    Washington Inc                           2,400           106,008
 Flextronics International Ltd*              7,018            79,935
 Foster Wheeler Ltd*                           800            94,752
 Garmin Ltd*                                 2,180           221,989
 Joy Global Inc                              1,200            52,068
                                                          ----------
 Total Industrial                                            655,088
                                                          ----------
 Technology (41.23%)
 Activision Inc*                             3,149            61,374
 Adobe Systems Inc*                          6,640           283,860
 Altera Corp*                                5,969           142,122
 Apple Inc*                                 13,348         1,848,430
 Applied Materials Inc                       8,112           173,272
 Autodesk Inc*                               2,900           134,328
 BEA Systems Inc*                            4,655            56,791
 Broadcom Corp*                              4,936           170,292
 Cadence Design Systems Inc*                 3,230            70,156
 Citrix Systems Inc*                         2,399            87,204
 Cognizant Technology
    Solutions Corp*                          1,600           117,616
 Dell Inc*                                   9,657           272,810
 Electronic Arts Inc*                        3,404           180,208
 Fiserv Inc*                                 2,473           115,044
 Infosys Technologies Ltd                    1,200            57,252
 Intel Corp                                 23,006           592,405
 Intuit Inc*                                 5,144           140,483
 Kla-Tencor Corp                             2,682           154,135
 Lam Research Corp*                          1,571            84,253
 Linear Technology Corp                      4,549           154,621
 Logitech International SA*                  2,000            54,460
 Marvell Technology Group Ltd*               6,590           109,196
 Maxim Integrated Products Inc               5,019           150,620
 Microchip Technology Inc                    2,016            77,656
 Microsoft Corp                             37,510         1,077,661
 Network Appliance Inc*                      4,414           122,974
 Nvidia Corp*                                3,732           190,929
 Oracle Corp*                               23,982           486,355
 Research In Motion Ltd*                     6,189           528,602
 SanDisk Corp*                               2,324           130,283
 Sun Microsystems Inc                       17,139            91,865
 Xilinx Inc                                  5,158           131,890
                                                          ----------
 Total Technology                                          8,049,147
                                                          ----------
 Total Common Stock
    (Cost $14,345,899)
                                                          18,962,466
 Short-Term Investments (3.15%)

 Money Fund (0.09%)
 The United States Treasury
    Trust(b)                                16,981            16,981
                                                          ----------

United States Treasury Bills (3.06%)

Par Value
---------
$200,000      United States Treasury
               Bill 9/20/2007                               199,676
 100,000      United States Treasury
               9/27/2007                                     99,752
 300,000      United States Treasury
               10/18/2007(c)                                298,115
                                                        -----------
Total United States Treasury Bills                          597,543
                                                        -----------
Total Short-Term Investments
(Cost $614,524)                                             614,524
                                                        -----------
Total Investments
(Cost $14,960,423)(a) (100.29%)                          19,576,990
                                                        -----------
Other Net Liabilities (-0.29%)                              (56,350)
                                                        -----------
Net Assets (100.00%)                                    $19,520,640
                                                        ===========

*     Non-Income Producing Security

(a)Aggregate cost for federal income tax purposes is $15,066,972. At August 31, 2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

 Unrealized appreciation                                $ 6,543,038
 Unrealized epreciaiton                                  (2,033,020)
                                                        -----------
 Net unrealized appreciation
    (depreciation)                                      $ 4,510,018
                                                        ===========

(b) See Note 5 regarding investments in The United States Treasury Trust Fund.

(c) At August 31, 2007, certain United States Treasury Bills with a market value of $98,990 were pledged to cover margin requirements for futures contracts.

(d) Futures contracts at August 31, 2007: Contracts -$100 times premium/delivery month/commitment

Nasdaq 100 Stock Index                      Unrealized Appreciation
3/Sept. 07/ Long                                             $4,861
                                                             ======

                 See accompanying notes to financial statements

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                                       33

--------------------------------------------------------------------------------
                       STATEMENTS OF ASSETS & LIABILITIES
                                 AUGUST 31, 2007
--------------------------------------------------------------------------------

                                                    CALIFORNIA         CALIFORNIA
                                                     TAX-FREE           INSURED
                                                   INCOME FUND     INTERMEDIATE FUND
                                                ----------------- -------------------
Assets
 Investments in securities
   Cost - Unaffiliated issuers                    $ 117,259,554       $17,546,276
   Cost - Sweep Money Fund (Note 5)                           -                 -
                                                  -------------       -----------
   Total cost of investments                        117,259,554        17,546,276
                                                  =============       ===========
   Value - Unaffiliated issuers                     119,735,487        17,554,591
   Value - Sweep Money Fund (Note 5)                          -                 -
                                                  -------------       -----------
   Total market value of investments (Note 1)       119,735,487        17,554,591
 Cash                                                    80,880            66,922
 Interest receivable                                  1,349,971           184,437
 Receivable for fund shares sold                          2,619                 -
 Receivable for investments sold                              -                 -
                                                  -------------       -----------
   Total Assets                                   $ 121,168,957       $17,805,950
                                                  -------------       -----------
Liabilities
 Payable for fund shares repurchased                      6,175            19,503
 Payable to Investment Advisor                           50,559             6,270
 Distributions Payable                                  105,084             6,596
 Accrued 12b-1 fee - K Shares                                 -                 -
 Accrued shareholder service fee - K Shares                   -                 -
 Accrued administration fee                               7,939             1,162
 Accrued expenses                                         3,048             5,399
                                                  -------------       -----------
   Total Liabilities                              $     172,805       $    38,930
                                                  -------------       -----------
Net assets:                                       $ 120,996,152       $17,767,020
                                                  =============       ===========
Net Assets at August 31, 2007 consist of
 Paid-in capital                                    117,509,076        17,770,618
 Undistributed net investment income                    517,843             1,579
 Accumulated net realized gains (losses)                493,300           (13,492)
 Unrealized appreciation (depreciation)
  of investments                                      2,475,933             8,315
                                                  -------------       -----------
                                                  $ 120,996,152       $17,767,020
                                                  =============       ===========
Net Assets
 Direct Shares                                    $ 120,996,152       $17,767,020
                                                  =============       ===========
 K Shares                                                     -                 -
                                                  =============       ===========
Shares Outstanding
 Direct Shares
  (no par value, unlimited shares authorized)        10,534,096         1,705,495
                                                  =============       ===========
 K Shares
  (no par value, unlimited shares authorized)                 -                 -
                                                  =============       ===========
Net asset value per share
 Direct Shares                                    $       11.49       $     10.42
                                                  =============       ===========
 K Shares                                                     -                 -
                                                  =============       ===========

                                                   CALIFORNIA
                                                    TAX-FREE           U.S.        SHORT-TERM U.S.     THE UNITED
                                                     MONEY          GOVERNMENT        GOVERNMENT     STATES TREASURY
                                                  MARKET FUND    SECURITIES FUND      BOND FUND           TRUST
                                                --------------- ----------------- ----------------- ----------------
Assets
 Investments in securities
   Cost - Unaffiliated issuers                   $100,505,729      $26,242,846       $12,276,337      $39,777,255
   Cost - Sweep Money Fund (Note 5)                         -           10,633            19,703                -
                                                 ------------      -----------       -----------      -----------
   Total cost of investments                      100,505,729       26,253,479        12,296,040       39,777,255
                                                 ============      ===========       ===========      ===========
   Value - Unaffiliated issuers                   100,505,729       25,949,168        12,357,628       39,777,255
   Value - Sweep Money Fund (Note 5)                        -           10,633            19,703                -
                                                 ------------      -----------       -----------      -----------
   Total market value of investments (Note 1)     100,505,729       25,959,801        12,377,331       39,777,255
 Cash                                                  84,375                -                 -           76,972
 Interest receivable                                  438,476          173,968           112,504                -
 Receivable for fund shares sold                       16,211            1,402            14,252           51,831
 Receivable for investments sold                        7,255                -                 -                -
                                                 ------------      -----------       -----------      -----------
   Total Assets                                  $101,052,046      $26,135,171       $12,504,087      $39,906,058
                                                 ------------      -----------       -----------      -----------
Liabilities
 Payable for fund shares repurchased                   19,345           16,312            13,951          325,660
 Payable to Investment Advisor                         22,634            7,418             1,414            5,143
 Distributions Payable                                  5,663            8,052             2,007            2,764
 Accrued 12b-1 fee - K Shares                               -            1,234               430              627
 Accrued shareholder service fee - K Shares                 -            1,267               438              655
 Accrued administration fee                             6,401            1,708               859            2,576
 Accrued expenses                                      19,329            8,159             5,332           10,579
                                                 ------------      -----------       -----------      -----------
   Total Liabilities                             $     73,372      $    44,150       $    24,431      $   348,004
                                                 ------------      -----------       -----------      -----------
Net assets:                                      $100,978,674      $26,091,021       $12,479,656      $39,558,054
                                                 ============      ===========       ===========      ===========
Net Assets at August 31, 2007 consist of
 Paid-in capital                                  100,981,932       26,775,063        12,770,544       39,566,389
 Undistributed net investment income                        -            9,730             1,365              105
 Accumulated net realized gains (losses)               (3,258)        (400,094)         (373,544)          (8,440)
 Unrealized appreciation (depreciation)
  of investments                                            -         (293,678)           81,291                -
                                                 ------------      -----------       -----------      -----------
                                                 $100,978,674      $26,091,021       $12,479,656      $39,558,054
                                                 ============      ===========       ===========      ===========
Net Assets
 Direct Shares                                   $100,978,674      $19,762,217       $10,381,082      $36,663,942
                                                 ============      ===========       ===========      ===========
 K Shares                                                   -      $ 6,328,804       $ 2,098,574      $ 2,894,112
                                                 ============      ===========       ===========      ===========
Shares Outstanding
 Direct Shares
  (no par value, unlimited shares authorized)     101,045,302        1,934,372         1,044,880       36,671,617
                                                 ============      ===========       ===========      ===========
 K Shares
  (no par value, unlimited shares authorized)               -          615,235           210,732        2,894,693
                                                 ============      ===========       ===========      ===========
Net asset value per share
 Direct Shares                                   $       1.00      $     10.22       $      9.94      $      1.00
                                                 ============      ===========       ===========      ===========
 K Shares                                                   -      $     10.29       $      9.96      $      1.00
                                                 ============      ===========       ===========      ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENTS OF ASSETS & LIABILITIES
                          AUGUST 31, 2007 - (CONTINUED)
--------------------------------------------------------------------------------

                                                                                       S&P
                                                     S&P 500        S&P MIDCAP      SMALLCAP
                                                   INDEX FUND       INDEX FUND     INDEX FUND
                                                ---------------- --------------- --------------
Assets
 Investments in securities
   Cost - Unaffiliated issuers                    $ 72,633,871    $130,524,885    $25,081,845
   Cost - Sweep Money Fund (Note 5)                     61,520          11,527         27,005
                                                  ------------    ------------    -----------
   Total cost of investments                        72,695,391     130,536,412     25,108,850
                                                  ============    ============    ===========
   Value - Unaffiliated issuers                    113,824,960     178,208,044     33,862,611
   Value - Sweep Money Fund (Note 5)                    61,520          11,527         27,005
                                                  ------------    ------------    -----------
   Total market value of investments (Note 1)      113,886,480     178,219,571     33,889,616
 Cash                                                        -               -         79,625
 Interest receivable                                       144             141            453
 Dividend receivable                                   217,190         168,571         14,264
 Receivable for fund shares sold                        64,135         109,410         62,418
 Variation margin receivable                             3,775          13,715          8,160
                                                  ------------    ------------    -----------
   Total Assets                                   $114,171,724    $178,511,408    $34,054,536
                                                  ------------    ------------    -----------
Liabilities
 Payable for fund shares repurchased                    22,131          76,255          4,854
 Payable to Investment Advisor                          18,801          62,479         12,679
 Variation Margin Payable                                    -               -              -
 Accrued 12b-1 fee - K Shares                            1,620           1,420          1,853
 Accrued shareholder service fee - K Shares              1,650           1,303          1,969
 Accrued administration fee                              7,394          11,528          2,320
 Accrued expenses                                       24,330          32,994         12,487
                                                  ------------    ------------    -----------
   Total Liabilities                              $     75,926    $    185,979    $    36,162
                                                  ------------    ------------    -----------
Net assets:                                       $114,095,798    $178,325,429    $34,018,374
                                                  ============    ============    ===========
Net Assets at August 31, 2007 consist of
 Paid-in capital                                    79,475,003     113,996,659     22,270,483
 Undistributed net investment income                   275,175               -              -
 Accumulated net realized gains (losses)            (6,824,189)     16,650,164      2,981,555
 Unrealized appreciation (depreciation)
  of investments                                    41,191,089      47,683,159      8,780,766
 Unrealized appreciation (depreciation)
  of futures contracts                                 (21,280)         (4,553)       (14,430)
                                                  ------------    ------------    -----------
                                                  $114,095,798    $178,325,429    $34,018,374
                                                  ============    ============    ===========
Net Assets
 Direct Shares                                    $105,803,884    $171,023,923    $24,462,134
                                                  ============    ============    ===========
 K Shares                                         $  8,291,914    $  7,301,506    $ 9,556,240
                                                  ============    ============    ===========
Shares Outstanding
 Direct Shares
  (no par value, unlimited shares authorized)        3,562,853       6,881,542      1,216,672
                                                  ============    ============    ===========
 K Shares
  (no par value, unlimited shares authorized)          278,028         293,854        476,965
                                                  ============    ============    ===========
Net asset value per share
 Direct Shares                                    $      29.70    $      24.85    $     20.11
                                                  ============    ============    ===========
 K Shares                                         $      29.82    $      24.85    $     20.04
                                                  ============    ============    ===========

                                                                    EUROPEAN
                                                     EQUITY         GROWTH &       NASDAQ-100
                                                  INCOME FUND     INCOME FUND      INDEX FUND
                                                --------------- --------------- ----------------
Assets
 Investments in securities
   Cost - Unaffiliated issuers                    $22,339,987     $10,079,065    $   14,943,442
   Cost - Sweep Money Fund (Note 5)                    87,433          12,943            16,981
                                                  -----------     -----------    --------------
   Total cost of investments                       22,427,420      10,092,008        14,960,423
                                                  ===========     ===========    ==============
   Value - Unaffiliated issuers                    28,344,437      13,816,448        19,560,009
   Value - Sweep Money Fund (Note 5)                   87,433          12,943            16,981
                                                  -----------     -----------    --------------
   Total market value of investments (Note 1)      28,431,870      13,829,391        19,576,990
 Cash                                                       -             335                 -
 Interest receivable                                      159             199               186
 Dividend receivable                                   47,020          50,881            15,440
 Receivable for fund shares sold                        1,303          35,173            61,661
 Variation margin receivable                           22,650               -             3,820
                                                  -----------     -----------    --------------
   Total Assets                                   $28,503,002     $13,915,979    $   19,658,097
                                                  -----------     -----------    --------------
Liabilities
 Payable for fund shares repurchased                   15,117          14,911           119,363
 Payable to Investment Advisor                         11,985           5,080             6,561
 Variation Margin Payable                                   -               -                 -
 Accrued 12b-1 fee - K Shares                             969           1,263             1,141
 Accrued shareholder service fee - K Shares             1,023           1,321             1,216
 Accrued administration fee                             1,849             887             1,239
 Accrued expenses                                       9,308           6,015             7,937
                                                  -----------     -----------    --------------
   Total Liabilities                              $    40,251     $    29,477    $      137,457
                                                  -----------     -----------    --------------
Net assets:                                       $28,462,751     $13,886,502    $   19,520,640
                                                  ===========     ===========    ==============
Net Assets at August 31, 2007 consist of
 Paid-in capital                                   22,111,788      10,395,771        27,534,789
 Undistributed net investment income                    8,319          40,338                 -
 Accumulated net realized gains (losses)              388,909        (286,990)      (12,635,577)
 Unrealized appreciation (depreciation)
  of investments                                    6,004,450       3,737,383         4,616,567
 Unrealized appreciation (depreciation)
  of futures contracts                                (50,715)              -             4,861
                                                  -----------     -----------    --------------
                                                  $28,462,751     $13,886,502    $   19,520,640
                                                  ===========     ===========    ==============
Net Assets
 Direct Shares                                    $23,584,419     $ 7,367,478    $   13,542,431
                                                  ===========     ===========    ==============
 K Shares                                         $ 4,878,332     $ 6,519,024    $    5,978,209
                                                  ===========     ===========    ==============
Shares Outstanding
 Direct Shares
  (no par value, unlimited shares authorized)       1,313,469         653,555         2,722,878
                                                  ===========     ===========    ==============
 K Shares
  (no par value, unlimited shares authorized)         272,843         576,396         1,217,450
                                                  ===========     ===========    ==============
Net asset value per share
 Direct Shares                                    $     17.96     $     11.27    $         4.97
                                                  ===========     ===========    ==============
 K Shares                                         $     17.88     $     11.31    $         4.91
                                                  ===========     ===========    ==============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                                 AUGUST 31, 2007
--------------------------------------------------------------------------------

                                                             CALIFORNIA                         CALIFORNIA
                                                              TAX-FREE         CALIFORNIA        TAX-FREE
                                                               INCOME           INSURED           MONEY
                                                                FUND       INTERMEDIATE FUND   MARKET FUND
                                                          --------------- ------------------- -------------
Investment income
 Sweep Money Fund (Note 5)                                 $           -      $         -      $        -
 Interest Income                                               6,316,501          705,168       3,341,781
                                                           -------------      -----------      ----------
  Total                                                        6,316,501          705,168       3,341,781
Expenses
 Management fees (Note 2)                                        607,632           91,844         476,029
 Administration fees (Note 2)                                     95,284           14,126          73,252
 Transfer agent fees                                              40,677           15,618          23,121
 Accounting services                                              61,579           16,086          42,300
 Custodian fees                                                    9,052            1,611           8,410
 Legal, audit, and compliance fees (Note 2)                       46,496           11,658          38,478
 Trustees fees                                                     7,030            7,894           8,261
 Insurance                                                         4,791              751           2,802
 Printing                                                          7,006            1,180           4,694
 Registration and dues                                             3,357            1,070           4,106
 12b-1 fees K-shares (Note 2)                                          -                -               -
 Shareholder service fee - K shares (Note 2)                           -                -               -
                                                           -------------      -----------      ----------
  Total expenses                                                 882,904          161,838         681,453
   Less reimbursement from manager (Note 2)                            -          (36,934)       (175,932)
                                                           -------------      -----------      ----------
  Net expenses                                                   882,904          124,904         505,521
                                                           -------------      -----------      ----------
   Net investment income (loss)                                5,433,597          580,264       2,836,260
                                                           =============      ===========      ==========
Realized and unrealized gain (loss) on investments
 Net realized gain (loss) from security transactions             956,445          (13,492)              -
 Change in unrealized appreciation (depreciation)
  of investments                                              (4,032,411)         (92,285)              -
                                                           -------------      -----------      ----------
 Net realized and unrealized gain (loss) of investments       (3,075,966)        (105,777)              -
                                                           -------------      -----------      ----------
 Net increase (decrease) in net assets
  resulting from operations                                $   2,357,631      $   474,487      $2,836,260
                                                           =============      ===========      ==========

                                                                 U.S.           SHORT-TERM
                                                              GOVERNMENT     U.S. GOVERNMENT   THE UNITED STATES
                                                           SECURITIES FUND      BOND FUND       TREASURY TRUST
                                                          ----------------- ----------------- ------------------
Investment income
 Sweep Money Fund (Note 5)                                   $    1,729         $   1,428        $         -
 Interest Income                                              1,271,413           625,181          2,397,636
                                                             ----------         ---------        -----------
  Total                                                       1,273,142           626,609          2,397,636
Expenses
 Management fees (Note 2)                                       132,057            69,069            240,380
 Administration fees (Note 2)                                    20,326            10,638             36,970
 Transfer agent fees                                             25,862            16,983             27,257
 Accounting services                                             19,314            14,038             26,045
 Custodian fees                                                   3,591             1,865              4,733
 Legal, audit, and compliance fees (Note 2)                      14,670            10,020             22,328
 Trustees fees                                                    4,679             4,697              4,686
 Insurance                                                          984               565              1,553
 Printing                                                         3,222             1,228              3,399
 Registration and dues                                            4,056             1,429              5,540
 12b-1 fees K-shares (Note 2)                                    14,596             4,357              6,883
 Shareholder service fee - K shares (Note 2)                     14,596             4,357              6,883
                                                             ----------         ---------        -----------
  Total expenses                                                257,953           139,246            386,657
   Less reimbursement from manager (Note 2)                     (33,268)          (49,017)          (118,097)
                                                             ----------         ---------        -----------
  Net expenses                                                  224,685            90,229            268,560
                                                             ----------         ---------        -----------
   Net investment income (loss)                               1,048,457           536,380          2,129,076
                                                             ==========         =========        ===========
Realized and unrealized gain (loss) on investments
 Net realized gain (loss) from security transactions            (22,837)          (56,121)             4,725
 Change in unrealized appreciation (depreciation)
  of investments                                                121,202           168,934                  -
                                                             ----------         ---------        -----------
 Net realized and unrealized gain (loss) of investments          98,365           112,813              4,725
                                                             ----------         ---------        -----------
 Net increase (decrease) in net assets
  resulting from operations                                  $1,146,822         $ 649,193        $ 2,133,801
                                                             ==========         =========        ===========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                          AUGUST 31, 2007 - (CONTINUED)
--------------------------------------------------------------------------------

                                                                S&P 500      S&P MIDCAP    S&P SMALLCAP
                                                              INDEX FUND     INDEX FUND     INDEX FUND
                                                            -------------- -------------- --------------
Investment income
 Sweep Money Fund (Note 5)                                   $     1,419    $     1,454     $    1,637
 Interest Income                                                  85,850         77,691        137,488
 Dividend income (net of foreign tax witheld: $0; $0;
  $123; $0; $45,237; $552 respectively)                        2,158,651      2,152,183        333,293
                                                             -----------    -----------     ----------
  Total                                                        2,245,920      2,231,328        472,418
                                                             -----------    -----------     ----------
Expenses
 Management fees (Note 2)                                        287,259        720,519        176,714
 Administration fees (Note 2)                                     88,369        138,475         27,179
 Transfer agent fees                                              45,342         49,281         32,488
 Accounting services                                              65,210         87,431         38,621
 Custodian fees                                                   11,115         15,674          6,055
 Legal, audit, and compliance fees (Note 2)                       44,785         58,145         15,922
 Trustees fees                                                     4,677          4,687          4,725
 Insurance                                                         4,057          6,682          1,221
 Printing                                                         20,122         23,453          8,072
 Registration and dues                                             8,553         12,346          4,238
 12b-1 fees K-shares (Note 2)                                     18,717         16,841         21,920
 Shareholder service fee - K shares (Note 2)                      18,717         16,841         21,920
 Licensing fee                                                    10,883         17,647          3,217
                                                             -----------    -----------     ----------
  Total expenses                                                 627,806      1,168,022        362,292
   Less reimbursement from manager (Note 2)                     (176,669)       (89,673)       (56,922)
                                                             -----------    -----------     ----------
  Net expenses                                                   451,137      1,078,349        305,370
                                                             -----------    -----------     ----------
   Net investment income (loss)                                1,794,783      1,152,979        167,048
                                                             ===========    ===========     ==========
Realized and unrealized gain (loss) on investments
 Net realized gain (loss) from security transactions             800,564     16,828,377      3,095,309
 Net realized gain (loss) from futures contracts                 184,503        175,885        244,341
 Change in unrealized appreciation (depreciation)
  of investments                                              12,828,556      7,792,765        750,484
 Change in unrealized appreciation (depreciation) of
  futures contracts                                              (27,455)       (21,453)       (73,501)
                                                             -----------    -----------     ----------
 Net realized and unrealized gain (loss) on investments       13,786,168     24,775,574      4,016,633
                                                             -----------    -----------     ----------
 Net increase (decrease) in net assets
  resulting from operations                                  $15,580,951    $25,928,553     $4,183,681
                                                             ===========    ===========     ==========

                                                                EQUITY     EUROPEAN GROWTH     NASDAQ-100
                                                             INCOME FUND    & INCOME FUND      INDEX FUND
                                                            ------------- ----------------- ---------------
Investment income
 Sweep Money Fund (Note 5)                                   $    1,388      $    1,560       $     1,667
 Interest Income                                                187,853          13,081            23,742
 Dividend income (net of foreign tax witheld: $0; $0;
  $123; $0; $45,237; $552 respectively)                         426,587         376,446            91,652
                                                             ----------      ----------       -----------
  Total                                                         615,828         391,087           117,061
                                                             ----------      ----------       -----------
Expenses
 Management fees (Note 2)                                       122,020         102,650            90,273
 Administration fees (Note 2)                                    18,771           9,291            13,897
 Transfer agent fees                                             26,208          21,480            29,524
 Accounting services                                             17,478          13,941            15,528
 Custodian fees                                                   3,228           2,248             2,174
 Legal, audit, and compliance fees (Note 2)                      11,440           8,889            10,867
 Trustees fees                                                    4,793           4,742             4,815
 Insurance                                                          778             358               618
 Printing                                                         5,794           3,591             6,989
 Registration and dues                                            3,818           3,166             2,153
 12b-1 fees K-shares (Note 2)                                    11,389          14,059            12,559
 Shareholder service fee - K shares (Note 2)                     11,389          14,059            12,559
 Licensing fee                                                        -               -             5,096
                                                             ----------      ----------       -----------
  Total expenses                                                237,106         198,474           207,052
   Less reimbursement from manager (Note 2)                           -         (49,572)          (48,276)
                                                             ----------      ----------       -----------
  Net expenses                                                  237,106         148,902           158,776
                                                             ----------      ----------       -----------
   Net investment income (loss)                                 378,722         242,185           (41,715)
                                                             ==========      ==========       ===========
Realized and unrealized gain (loss) on investments
 Net realized gain (loss) from security transactions            208,501         (10,517)         (546,420)
 Net realized gain (loss) from futures contracts                488,727               -            75,958
 Change in unrealized appreciation (depreciation)
  of investments                                              1,832,372       1,497,153         4,521,146
 Change in unrealized appreciation (depreciation) of
  futures contracts                                            (175,227)              -            (5,125)
                                                             ----------      ----------       -----------
 Net realized and unrealized gain (loss) on investments       2,354,373       1,486,636         4,045,559
                                                             ----------      ----------       -----------
 Net increase (decrease) in net assets
  resulting from operations                                  $2,733,095      $1,728,821       $ 4,003,844
                                                             ==========      ==========       ===========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          CALIFORNIA TAX-FREE
                                                              INCOME FUND
                                                    -------------------------------
                                                       Year Ended      Year Ended
                                                       August 31,      August 31,
                                                          2007            2006
                                                    --------------- ---------------
Operations
 Net investment income                               $  5,433,597    $   5,557,889
 Net realized gain (loss) on investments                  956,445          705,129
 Change in unrealized appreciation
  (depreciation) of investments                        (4,032,411)      (3,921,970)
                                                     ------------    -------------
 Net increase (decrease) in net assets
  resulting from operations                             2,357,631        2,341,048
Distributions to shareholders
 Distributions from net investment income              (5,113,137)      (5,530,802)
 Distributions from realized capital gains
  on investments                                       (1,106,888)      (3,082,710)
Capital share transactions
 Increase (decrease) in net assets resulting
  from capital share transactions                      (2,319,049)      (8,674,796)
                                                     ------------    -------------
 Total increase (decrease)                             (6,181,443)     (14,947,260)
Net assets
 Beginning of year                                    127,177,595      142,124,855
                                                     ------------    -------------
 End of year                                         $120,996,152    $ 127,177,595
                                                     ============    =============
Including undistributed net investment income of:    $    517,843    $     244,208
                                                     ============    =============

                                                          CALIFORNIA INSURED              CALIFORNIA TAX-FREE
                                                           INTERMEDIATE FUND               MONEY MARKET FUND
                                                    ------------------------------- -------------------------------
                                                       Year Ended      Year Ended      Year Ended      Year Ended
                                                       August 31,      August 31,      August 31,      August 31,
                                                          2007            2006            2007            2006
                                                    --------------- --------------- --------------- ---------------
Operations
 Net investment income                               $    580,264    $    630,421    $  2,836,260    $  1,656,200
 Net realized gain (loss) on investments                  (13,492)         38,444               -               -
 Change in unrealized appreciation
  (depreciation) of investments                           (92,285)       (363,402)              -               -
                                                     ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets
  resulting from operations                               474,487         305,463       2,836,260       1,656,200
Distributions to shareholders
 Distributions from net investment income                (580,438)       (628,668)     (2,836,260)     (1,656,200)
 Distributions from realized capital gains
  on investments                                          (20,390)       (269,416)              -               -
Capital share transactions
 Increase (decrease) in net assets resulting
  from capital share transactions                      (1,737,512)     (1,842,425)     19,103,174      26,090,646
                                                     ------------    ------------    ------------    ------------
 Total increase (decrease)                             (1,863,853)     (2,435,046)     19,103,174      26,090,646
Net assets
 Beginning of year                                     19,630,873      22,065,919      81,875,500      55,784,854
                                                     ------------    ------------    ------------    ------------
 End of year                                         $ 17,767,020    $ 19,630,873    $100,978,674    $ 81,875,500
                                                     ============    ============    ============    ============
Including undistributed net investment income of:    $      1,579    $      1,753    $          -    $          -
                                                     ============    ============    ============    ============


                                                           U.S. GOVERNMENT                SHORT-TERM U.S.
                                                           SECURITIES FUND             GOVERNMENT BOND FUND
                                                    ----------------------------- -------------------------------
                                                      Year Ended     Year Ended      Year Ended      Year Ended
                                                      August 31,     August 31,      August 31,      August 31,
                                                         2007           2006            2007            2006
                                                    -------------- -------------- --------------- ---------------
Operations
 Net investment income                               $ 1,048,457    $  1,066,256   $    536,380    $    513,589
 Net realized gain (loss) on investments                 (22,837)       (104,210)       (56,121)       (123,159)
 Change in unrealized appreciation
  (depreciation) of investments                          121,202        (748,216)       168,934         (39,575)
                                                     -----------    ------------   ------------    ------------
 Net increase (decrease) in net assets
  resulting from operations                            1,146,822         213,830        649,193         350,855
Distributions to shareholders
 Distributions from net investment income
   Direct shares                                        (868,585)       (897,943)      (478,268)       (472,821)
   K shares                                             (217,107)       (168,219)       (60,451)        (39,936)
Capital share transactions
 Increase (decrease) in net assets resulting
  from capital share transactions                       (685,091)     (1,764,961)    (2,300,508)     (1,799,370)
                                                     -----------    ------------   ------------    ------------
 Total increase (decrease)                              (623,961)     (2,617,293)    (2,190,034)     (1,961,272)
Net assets
 Beginning of year                                    26,714,982      29,332,275     14,669,690      16,630,962
                                                     -----------    ------------   ------------    ------------
 End of year                                         $26,091,021    $ 26,714,982   $ 12,479,656    $ 14,669,690
                                                     ===========    ============   ============    ============
Including undistributed net investment income of:    $     9,730    $      3,091   $      1,365    $      1,532
                                                     ===========    ============   ============    ============

                                                            THE UNITED STATES
                                                             TREASURY TRUST
                                                    ---------------------------------
                                                       Year Ended       Year Ended
                                                       August 31,       August 31,
                                                          2007             2006
                                                    ---------------- ----------------
Operations
 Net investment income                               $    2,129,076    $  1,457,145
 Net realized gain (loss) on investments                      4,725         (10,457)
 Change in unrealized appreciation
  (depreciation) of investments                                   -               -
                                                     --------------    ------------
 Net increase (decrease) in net assets
  resulting from operations                               2,133,801       1,446,688
Distributions to shareholders
 Distributions from net investment income
   Direct shares                                         (2,020,470)     (1,377,551)
   K shares                                                (108,606)        (79,594)
Capital share transactions
 Increase (decrease) in net assets resulting
  from capital share transactions                       (11,537,959)     11,695,934
                                                     --------------    ------------
 Total increase (decrease)                              (11,533,234)     11,685,477
Net assets
 Beginning of year                                       51,091,288      39,405,811
                                                     --------------    ------------
 End of year                                         $   39,558,054    $ 51,091,288
                                                     ==============    ============
Including undistributed net investment income of:    $          105    $        105
                                                     ==============    ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
--------------------------------------------------------------------------------

                                                           S&P 500 INDEX FUND
                                                    ---------------------------------
                                                       Year Ended       Year Ended
                                                       August 31,       August 31,
                                                          2007             2006
                                                    ---------------- ----------------
Operations
 Net investment income                                $  1,794,783     $  1,720,234
 Net realized gain (loss) on investments                   800,564        1,425,251
 Net realized gain (loss) on futures contracts             184,503          156,425
 Change in unrealized appreciation
  (depreciation) of investments                         12,828,556        5,564,773
 Change in unrealized appreciation
  (depreciation) of futures contracts                      (27,455)         (32,175)
                                                      ------------     ------------
 Net increase (decrease) in net assets
  resulting from operations                             15,580,951        8,834,508
Distributions to shareholders
 Distributions from net investment income
   Direct shares                                        (1,744,011)      (1,623,240)
   K shares                                                (81,496)         (54,572)
 Distributions from realized capital gains
  on investments
   Direct shares                                                 -                -
   K shares                                                      -                -
Capital share transactions
 Increase (decrease) in net assets resulting
  from capital share transactions                       (6,746,166)      (7,610,188)
                                                      ------------     ------------
 Total increase (decrease)                               7,009,278         (453,492)
Net assets
 Beginning of year                                     107,086,520      107,540,012
                                                      ------------     ------------
 End of year                                          $114,095,798     $107,086,520
                                                      ============     ============
Including undistributed net investment income of:     $    275,175     $    305,899
                                                      ============     ============

                                                          S&P MIDCAP INDEX FUND           S&P SMALLCAP INDEX FUND
                                                    --------------------------------- -------------------------------
                                                       Year Ended       Year Ended       Year Ended      Year Ended
                                                       August 31,       August 31,       August 31,      August 31,
                                                          2007             2006             2007            2006
                                                    ---------------- ---------------- --------------- ---------------
Operations
 Net investment income                                $  1,152,979    $   1,555,364    $    167,048    $    126,748
 Net realized gain (loss) on investments                16,828,377       10,284,556       3,095,309       2,405,132
 Net realized gain (loss) on futures contracts             175,885          (84,441)        244,341         167,539
 Change in unrealized appreciation
  (depreciation) of investments                          7,792,765       (2,383,986)        750,484        (700,977)
 Change in unrealized appreciation
  (depreciation) of futures contracts                      (21,453)         (18,792)        (73,501)        (54,376)
                                                      ------------    -------------    ------------    ------------
 Net increase (decrease) in net assets
  resulting from operations                             25,928,553        9,352,701       4,183,681       1,944,066
Distributions to shareholders
 Distributions from net investment income
   Direct shares                                        (1,337,188)      (1,514,324)       (171,494)       (131,970)
   K shares                                                (18,091)         (21,589)        (21,190)         (2,859)
 Distributions from realized capital gains
  on investments
   Direct shares                                        (9,401,138)     (10,820,857)     (2,041,575)     (1,089,895)
   K shares                                               (341,474)        (324,475)       (635,110)       (275,642)
Capital share transactions
 Increase (decrease) in net assets resulting
  from capital share transactions                       (5,109,674)       5,397,718         804,598       1,136,125
                                                      ------------    -------------    ------------    ------------
 Total increase (decrease)                               9,720,988        2,069,174       2,118,910       1,579,825
Net assets
 Beginning of year                                     168,604,441      166,535,267      31,899,464      30,319,639
                                                      ------------    -------------    ------------    ------------
 End of year                                          $178,325,429    $ 168,604,441    $ 34,018,374    $ 31,899,464
                                                      ============    =============    ============    ============
Including undistributed net investment income of:     $          -    $     189,940    $          -    $        961
                                                      ============    =============    ============    ============

                                                                                              EUROPEAN
                                                          EQUITY INCOME FUND            GROWTH & INCOME FUND
                                                    ------------------------------ -------------------------------
                                                       Year Ended     Year Ended      Year Ended      Year Ended
                                                       August 31,     August 31,      August 31,      August 31,
                                                          2007           2006            2007            2006
                                                    --------------- -------------- --------------- ---------------
Operations
 Net investment income                                $   378,722    $   312,439     $   242,185     $   221,076
 Net realized gain (loss) on investments                  208,501        388,509         (10,517)         (6,274)
 Net realized gain (loss) on futures contracts            488,727        109,751               -               -
 Change in unrealized appreciation
  (depreciation) of investments                         1,832,372        363,346       1,497,153       1,261,470
 Change in unrealized appreciation
  (depreciation) of futures contracts                    (175,227)       102,230               -               -
                                                      -----------    -----------     -----------     -----------
 Net increase (decrease) in net assets
  resulting from operations                             2,733,095      1,276,275       1,728,821       1,476,272
Distributions to shareholders
 Distributions from net investment income
   Direct shares                                         (342,422)      (283,325)       (159,991)       (106,253)
   K shares                                               (58,595)       (41,164)       (112,583)        (60,540)
 Distributions from realized capital gains
  on investments
   Direct shares                                         (638,614)      (362,886)              -               -
   K shares                                              (145,687)       (70,865)              -               -
Capital share transactions
 Increase (decrease) in net assets resulting
  from capital share transactions                       5,996,413        524,894       2,135,808         908,468
                                                      -----------    -----------     -----------     -----------
 Total increase (decrease)                              7,544,190      1,042,929       3,592,055       2,217,947
Net assets
 Beginning of year                                     20,918,561     19,875,632      10,294,447       8,076,500
                                                      -----------    -----------     -----------     -----------
 End of year                                          $28,462,751    $20,918,561     $13,886,502     $10,294,447
                                                      ===========    ===========     ===========     ===========
Including undistributed net investment income of:     $     8,319    $    30,614     $    40,338     $    70,727
                                                      ===========    ===========     ===========     ===========

                                                         NASDAQ-100 INDEX FUND
                                                    -------------------------------
                                                       Year Ended      Year Ended
                                                       August 31,      August 31,
                                                          2007            2006
                                                    --------------- ---------------
Operations
 Net investment income                                $   (41,715)   $    (27,972)
 Net realized gain (loss) on investments                 (546,420)     (2,051,337)
 Net realized gain (loss) on futures contracts             75,958          (8,664)
 Change in unrealized appreciation
  (depreciation) of investments                         4,521,146       2,068,757
 Change in unrealized appreciation
  (depreciation) of futures contracts                      (5,125)          2,740
                                                      -----------    ------------
 Net increase (decrease) in net assets
  resulting from operations                             4,003,844         (16,476)
Distributions to shareholders
 Distributions from net investment income
   Direct shares                                                -         (37,816)
   K shares                                                     -               -
 Distributions from realized capital gains
  on investments
   Direct shares                                                -               -
   K shares                                                     -               -
Capital share transactions
 Increase (decrease) in net assets resulting
  from capital share transactions                        (463,539)     (2,543,750)
                                                      -----------    ------------
 Total increase (decrease)                              3,540,305      (2,598,042)
Net assets
 Beginning of year                                     15,980,335      18,578,377
                                                      -----------    ------------
 End of year                                          $19,520,640    $ 15,980,335
                                                      ===========    ============
Including undistributed net investment income of:     $         -    $          -
                                                      ===========    ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
--------------------------------------------------------------------------------

                                                      CALIFORNIA TAX-FREE INCOME FUND
                               -----------------------------------------------------------------------------
                                             Year Ended                             Year Ended
                                          August 31, 2007                        August 31, 2006
                               -------------------------------------- --------------------------------------
                                    Shares              Value              Shares              Value
                               --------------- ---------------------- --------------- ----------------------
Shares sold                          743,628      $     8,701,465           804,867      $     9,606,780
Shares issued in reinvestment
 of distributions                    406,332            4,767,483           564,912            6,716,371
                                     -------      ---------------           -------      ---------------
                                   1,149,960           13,468,948         1,369,779           16,323,151
Shares repurchased                (1,344,638)         (15,787,997)(a)    (2,097,858)         (24,997,947)(b)
                                  ----------      ---------------        ----------      ---------------
 Net increase (decrease)            (194,678)     $    (2,319,049)         (728,079)     $    (8,674,796)
                                  ==========      ===============        ==========      ===============

                                          CALIFORNIA INSURED INTERMEDIATE FUND
                               -----------------------------------------------------------
                                        Year Ended                    Year Ended
                                      August 31, 2007               August 31, 2006
                               ----------------------------- -----------------------------
                                   Shares         Value          Shares         Value
                               ------------- --------------- ------------- ---------------
Shares sold                        115,224    $  1,199,042        73,755    $    776,417
Shares issued in reinvestment
 of distributions                   49,245         514,471        73,269         769,919
                                   -------    ------------        ------    ------------
                                   164,469       1,713,513       147,024       1,546,336
Shares repurchased                (330,125)     (3,451,025)     (320,513)     (3,388,761)
                                  --------    ------------      --------    ------------
 Net increase (decrease)          (165,656)   $ (1,737,512)     (173,489)   $ (1,842,425)
                                  ========    ============      ========    ============

                                       CALIFORNIA TAX-FREE
                                        MONEY MARKET FUND
                               -----------------------------------
                                   Year Ended        Year Ended
                                August 31, 2007   August 31, 2006
                               ----------------- -----------------
                                  Shares/Value      Shares/Value
                               ----------------- -----------------
Shares sold                        188,353,844       148,645,438
Shares issued in reinvestment
 of distributions                    2,762,969         1,596,219
                                   -----------       -----------
                                   191,116,813       150,241,657
Shares repurchased                (172,013,639)     (124,151,011)
                                  ------------      ------------
 Net increase (decrease)            19,103,174        26,090,646
                                  ============      ============

                                                  THE UNITED STATES TREASURY TRUST
                               ----------------------------------------------------------------------
                                          DIRECT SHARES                         K SHARES
                               ----------------------------------- ----------------------------------
                                   Year Ended        Year Ended        Year Ended       Year Ended
                                August 31, 2007   August 31, 2006   August 31, 2007   August 31, 2006
                               ----------------- ----------------- ----------------- ----------------
                                  Shares/Value      Shares/Value      Shares/Value     Shares/Value
                               ----------------- ----------------- ----------------- ----------------
Shares sold                        54,030,800        50,833,278         1,809,273        1,814,100
Shares issued in reinvestment
 of distributions                   1,978,758         1,399,722           108,859           79,314
                                   ----------        ----------         ---------        ---------
                                   56,009,558        52,233,000         1,918,132        1,893,414
Shares repurchased                (67,954,018)      (40,535,647)       (1,511,631)      (1,894,833)
                                  -----------       -----------        ----------       ----------
 Net increase (decrease)          (11,944,460)       11,697,353           406,501           (1,419)
                                  ===========       ===========        ==========       ==========


U.S. GOVERNMENT                                       DIRECT SHARES
SECURITIES FUND                -----------------------------------------------------------
                                        Year Ended                    Year Ended
                                      August 31, 2007               August 31, 2006
                               ----------------------------- -----------------------------
                                   Shares         Value          Shares         Value
                               ------------- --------------- ------------- ---------------
Shares sold                        200,898    $  2,056,100       224,509    $  2,292,005
Shares issued in reinvestment
 of distributions                   74,388         760,383        75,760         772,335
                                   -------    ------------       -------    ------------
                                   275,286       2,816,483       300,269       3,064,340
Shares repurchased                (442,955)     (4,533,192)     (579,455)     (5,934,947)
                                  --------    ------------      --------    ------------
 Net increase (decrease)          (167,669)   $ (1,716,709)     (279,186)   $ (2,870,607)
                                  ========    ============      ========    ============

U.S. GOVERNMENT                                       K SHARES
SECURITIES FUND                ------------------------------------------------------
                                       Year Ended                 Year Ended
                                    August 31, 2007             August 31, 2006
                               -------------------------- ---------------------------
                                  Shares        Value        Shares         Value
                               ------------ ------------- ------------ --------------
Shares sold                       173,429    $1,786,220      155,421    $ 1,597,000
Shares issued in reinvestment
 of distributions                  21,106       217,107       16,412        168,222
                                  -------    ----------      -------    -----------
                                  194,535     2,003,327      171,833      1,765,222
Shares repurchased                (94,327)     (971,709)     (64,390)      (659,576)
                                  -------    ----------      -------    -----------
 Net increase (decrease)          100,208    $1,031,618      107,443    $ 1,105,646
                                  =======    ==========      =======    ===========


SHORT-TERM U.S.                                       DIRECT SHARES
GOVERNMENT BOND FUND           -----------------------------------------------------------
                                        Year Ended                    Year Ended
                                      August 31, 2007               August 31, 2006
                               ----------------------------- -----------------------------
                                   Shares         Value          Shares         Value
                               ------------- --------------- ------------- ---------------
Shares sold                        126,341    $  1,248,990       330,246    $  3,260,063
Shares issued in reinvestment
 of distributions                   46,143         455,589        45,663         449,656
                                   -------    ------------       -------    ------------
                                   172,484       1,704,579       375,909       3,709,719
Shares repurchased                (470,073)     (4,650,060)     (575,772)     (5,679,685)
                                  --------    ------------      --------    ------------
 Net increase (decrease)          (297,589)   $ (2,945,481)     (199,863)   $ (1,969,966)
                                  ========    ============      ========    ============

SHORT-TERM U.S.                                      K SHARES
GOVERNMENT BOND FUND           -----------------------------------------------------
                                       Year Ended                 Year Ended
                                    August 31, 2007            August 31, 2006
                               -------------------------- --------------------------
                                  Shares        Value        Shares        Value
                               ------------ ------------- ------------ -------------
Shares sold                       109,409    $1,082,338       52,538    $   518,067
Shares issued in reinvestment
 of distributions                   6,109        60,451        4,053         39,936
                                  -------    ----------       ------    -----------
                                  115,518     1,142,789       56,591        558,003
Shares repurchased                (50,150)     (497,816)     (39,390)      (387,407)
                                  -------    ----------      -------    -----------
 Net increase (decrease)           65,368    $  644,973       17,201    $   170,596
                                  =======    ==========      =======    ===========


                                                             DIRECT SHARES
S&P 500 INDEX FUND             -------------------------------------------------------------------------
                                            Year Ended                           Year Ended
                                         August 31, 2007                      August 31, 2006
                               ------------------------------------ ------------------------------------
                                   Shares             Value             Shares             Value
                               ------------- ---------------------- ------------- ----------------------
Shares sold                        205,299      $     5,944,252         141,028      $     3,583,383
Shares issued in reinvestment
 of distributions                   49,321            1,407,546          50,975            1,293,258
                                   -------      ---------------         -------      ---------------
                                   254,620            7,351,798         192,003            4,876,641
Shares repurchased                (528,410)         (15,379,775)(c)    (536,066)         (13,667,738)(d)
                                  --------      ---------------        --------      ---------------
 Net increase (decrease)          (273,790)     $    (8,027,977)       (344,063)     $    (8,791,097)
                                  ========      ===============        ========      ===============

                                                      K SHARES
S&P 500 INDEX FUND             -------------------------------------------------------
                                        Year Ended                  Year Ended
                                     August 31, 2007             August 31, 2006
                               ---------------------------- --------------------------
                                  Shares         Value         Shares        Value
                               ------------ --------------- ------------ -------------
Shares sold                        84,185    $   2,433,442      77,356    $1,987,153
Shares issued in reinvestment
 of distributions                   2,802           80,544       2,109        53,831
                                   ------    -------------      ------    ----------
                                   86,987        2,513,986      79,465     2,040,984
Shares repurchased                (42,172)      (1,232,175)    (34,110)     (860,075)
                                  -------    -------------     -------    ----------
 Net increase (decrease)           44,815    $   1,281,811      45,355    $1,180,909
                                  =======    =============     =======    ==========

(a)   Net of redemption fees of: $20

(b)   Net of redemption fees of: $586

(c)   Net of redemption fees of: $2

(d)   Net of redemption fees of: $8

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
--------------------------------------------------------------------------------

                                                               DIRECT SHARES
S&P MIDCAP INDEX FUND          -----------------------------------------------------------------------------
                                             Year Ended                             Year Ended
                                          August 31, 2007                        August 31, 2006
                               -------------------------------------- --------------------------------------
                                    Shares              Value              Shares              Value
                               --------------- ---------------------- --------------- ----------------------
Shares sold                          669,323      $    16,395,744         1,146,233      $    26,794,618
Shares issued in reinvestment
 of distributions                    409,070            9,585,181           494,292           11,162,906
                                     -------      ---------------         ---------      ---------------
                                   1,078,393           25,980,925         1,640,525           37,957,524
Shares repurchased                (1,317,600)         (32,245,381)(a)    (1,447,209)         (33,402,615)(b)
                                  ----------      ---------------        ----------      ---------------
 Net increase (decrease)            (239,207)     $    (6,264,456)          193,316      $     4,554,909
                                  ==========      ===============        ==========      ===============

                                                      K SHARES
S&P MIDCAP INDEX FUND          -------------------------------------------------------
                                        Year Ended                  Year Ended
                                     August 31, 2007             August 31, 2006
                               ---------------------------- --------------------------
                                  Shares         Value         Shares        Value
                               ------------ --------------- ------------ -------------
Shares sold                        78,397    $   1,919,676      61,340    $1,428,560
Shares issued in reinvestment
 of distributions                  15,347          358,734      15,323       345,380
                                   ------    -------------      ------    ----------
                                   93,744        2,278,410      76,663     1,773,940
Shares repurchased                (45,360)      (1,123,628)    (40,347)     (931,131)
                                  -------    -------------     -------    ----------
 Net increase (decrease)           48,384    $   1,154,782      36,316    $  842,809
                                  =======    =============     =======    ==========


                                                         DIRECT SHARES
S&P SMALLCAP INDEX FUND        -----------------------------------------------------------------
                                        Year Ended                       Year Ended
                                      August 31, 2007                  August 31, 2006
                               ----------------------------- -----------------------------------
                                   Shares         Value          Shares            Value
                               ------------- --------------- ------------- ---------------------
Shares sold                        137,863    $  2,793,437       143,624      $    2,806,976
Shares issued in reinvestment
 of distributions                  111,927       2,174,733        64,291           1,202,550
                                   -------    ------------       -------      --------------
                                   249,790       4,968,170       207,915           4,009,526
Shares repurchased                (303,240)     (6,131,615)     (208,506)         (4,014,170)(c)
                                  --------    ------------      --------      --------------
 Net increase (decrease)           (53,450)   $ (1,163,445)         (591)     $       (4,644)
                                  ========    ============      ========      ==============

                                                       K SHARES
S&P SMALLCAP INDEX FUND        ---------------------------------------------------------
                                        Year Ended                   Year Ended
                                     August 31, 2007              August 31, 2006
                               ---------------------------- ----------------------------
                                  Shares         Value         Shares         Value
                               ------------ --------------- ------------ ---------------
Shares sold                       134,437    $   2,687,631     106,001    $   2,053,593
Shares issued in reinvestment
 of distributions                  33,908          656,299      14,990          278,502
                                  -------    -------------     -------    -------------
                                  168,345        3,343,930     120,991        2,332,095
Shares repurchased                (68,556)      (1,375,887)    (62,518)      (1,191,326)
                                  -------    -------------     -------    -------------
 Net increase (decrease)           99,789    $   1,968,043      58,473    $   1,140,769
                                  =======    =============     =======    =============


                                                         DIRECT SHARES
EQUITY INCOME FUND             -----------------------------------------------------------------
                                        Year Ended                       Year Ended
                                      August 31, 2007                  August 31, 2006
                               ----------------------------- -----------------------------------
                                   Shares         Value          Shares            Value
                               ------------- --------------- ------------- ---------------------
Shares sold                        427,974    $   7,917,605      163,038      $    2,615,163
Shares issued in reinvestment
 of distributions                   51,827          903,098       37,420             595,905
                                   -------    -------------      -------      --------------
                                   479,801        8,820,703      200,458           3,211,068
Shares repurchased                (200,500)      (3,560,762)    (198,416)         (3,197,763)(d)
                                  --------    -------------     --------      --------------
 Net increase (decrease)           279,301    $   5,259,941        2,042      $       13,305
                                  ========    =============     ========      ==============

                                                      K SHARES
EQUITY INCOME FUND             -------------------------------------------------------
                                        Year Ended                  Year Ended
                                     August 31, 2007             August 31, 2006
                               ---------------------------- --------------------------
                                  Shares         Value         Shares        Value
                               ------------ --------------- ------------ -------------
Shares sold                        88,431    $   1,573,891      84,693    $1,370,498
Shares issued in reinvestment
 of distributions                  11,717          204,256       7,019       112,019
                                   ------    -------------      ------    ----------
                                  100,148        1,778,147      91,712     1,482,517
Shares repurchased                (58,517)      (1,041,675)    (60,564)     (970,928)
                                  -------    -------------     -------    ----------
 Net increase (decrease)           41,631    $     736,472      31,148    $  511,589
                                  =======    =============     =======    ==========


EUROPEAN GROWTH                                       DIRECT SHARES
& INCOME FUND                  -----------------------------------------------------------
                                        Year Ended                    Year Ended
                                      August 31, 2007               August 31, 2006
                               ----------------------------- -----------------------------
                                   Shares         Value          Shares         Value
                               ------------- --------------- ------------- ---------------
Shares sold                        198,232    $   2,192,831      114,178    $   1,046,475
Shares issued in reinvestment
 of distributions                   14,293          155,118       11,169          103,760
                                   -------    -------------      -------    -------------
                                   212,525        2,347,949      125,347        1,150,235
Shares repurchased                (136,006)      (1,467,919)    (134,555)      (1,212,697)
                                  --------    -------------     --------    -------------
 Net increase (decrease)            76,519    $     880,030       (9,208)   $     (62,462)
                                  ========    =============     ========    =============

EUROPEAN GROWTH                                      K SHARES
& INCOME FUND                  -----------------------------------------------------
                                       Year Ended                 Year Ended
                                    August 31, 2007            August 31, 2006
                               -------------------------- --------------------------
                                  Shares        Value        Shares        Value
                               ------------ ------------- ------------ -------------
Shares sold                       184,866    $1,992,272      168,613    $1,555,807
Shares issued in reinvestment
 of distributions                  10,235       112,579        6,431        60,540
                                  -------    ----------      -------    ----------
                                  195,101     2,104,851      175,044     1,616,347
Shares repurchased                (79,008)     (849,073)     (69,793)     (645,417)
                                  -------    ----------      -------    ----------
 Net increase (decrease)          116,093    $1,255,778      105,251    $  970,930
                                  =======    ==========      =======    ==========


                                                          DIRECT SHARES
NASDAQ-100 INDEX FUND          -------------------------------------------------------------------
                                        Year Ended                        Year Ended
                                      August 31, 2007                   August 31, 2006
                               ----------------------------- -------------------------------------
                                   Shares         Value           Shares             Value
                               ------------- --------------- --------------- ---------------------
Shares sold                        271,685    $  1,250,717         290,532      $    1,190,697
Shares issued in reinvestment
 of distributions                        -               -           8,779              37,486
                                   -------    ------------         -------      --------------
                                   271,685       1,250,717         299,311           1,228,183
Shares repurchased                (597,034)     (2,713,242)     (1,056,057)         (4,329,951)(e)
                                  --------    ------------      ----------      --------------
 Net increase (decrease)          (325,349)   $ (1,462,525)       (756,746)     $   (3,101,768)
                                  ========    ============      ==========      ==============

                                                      K SHARES
NASDAQ-100 INDEX FUND          -------------------------------------------------------
                                       Year Ended                  Year Ended
                                     August 31, 2007             August 31, 2006
                               --------------------------- ---------------------------
                                   Shares        Value         Shares        Value
                               ------------- ------------- ------------- -------------
Shares sold                        440,595    $1,983,147       333,070    $1,352,885
Shares issued in reinvestment
 of distributions                        -             -             -             -
                                   -------    ----------       -------    ----------
                                   440,595     1,983,147       333,070     1,352,885
Shares repurchased                (217,750)     (984,161)     (200,810)     (794,867)
                                  --------    ----------      --------    ----------
 Net increase (decrease)           222,845    $  998,986       132,260    $  558,018
                                  ========    ==========      ========    ==========

(a)   Net of redemption fees of: $26

(b)   Net of redemption fees of: $169

(c)   Net of redemption fees of: $3

(d)   Net of redemption fees of: $741

(e)   Net of redemption fees of: $46

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
--------------------------------------------------------------------------------

                                                            Year Ended       Year Ended
                                                            August 31,       August 31,
                                                               2007             2006
CALIFORNIA TAX-FREE INCOME FUND                          ---------------- ----------------
Net asset value, beginning of year                          $   11.85        $   12.41
                                                            ---------        ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                           0.52             0.50
 Net gain (loss) on securities
  (both realized and unrealized)                                (0.29)           (0.29)
                                                            ---------        ---------
   Total from investment operations                              0.23             0.21
                                                            ---------        ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                           (0.49)           (0.50)
 Distributions from capital gains                               (0.10)           (0.27)
                                                            ---------        ---------
   Total distributions                                          (0.59)           (0.77)
                                                            ---------        ---------
 Paid in capital from redemption fee (Note 1)                   (0.00)(a)        (0.00)(a)
                                                            ---------        ---------
Net asset value, end of year                                $   11.49        $   11.85
                                                            =========        =========
Total return                                                     1.95%            1.84%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                         $ 120,996        $ 127,178
 Ratio of expenses to average net assets:                        0.71%            0.71%
 Ratio of net investment income to average net assets:           4.39%            4.17%
 Portfolio turnover                                              9.30%           17.01%

                                                            Year Ended     Year Ended   Year Ended
                                                            August 31,     August 31,   August 31,
                                                               2005           2004         2003
CALIFORNIA TAX-FREE INCOME FUND                          ---------------- ------------ -----------
Net asset value, beginning of year                          $   12.78       $ 12.66     $ 13.24
                                                            ---------       -------     --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                           0.50          0.50        0.50
 Net gain (loss) on securities
  (both realized and unrealized)                                (0.13)         0.22        (0.42)
                                                            ---------       -------     --------
   Total from investment operations                              0.37          0.72        0.08
                                                            ---------       -------     --------
LESS DISTRIBUTIONS
 Dividends from net investment income                           (0.51)         (0.50)      (0.50)
 Distributions from capital gains                               (0.23)         (0.10)      (0.16)
                                                            ---------       --------    --------
   Total distributions                                          (0.74)         (0.60)      (0.66)
                                                            ---------       --------    --------
 Paid in capital from redemption fee (Note 1)                   (0.00)(a)        N/A          N/A
                                                            ---------       --------    --------
Net asset value, end of year                                $   12.41        $ 12.78     $ 12.66
                                                            =========       ========    ========
Total return                                                     2.96%          5.82%       0.61%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                         $ 142,125       $158,327    $172,488
 Ratio of expenses to average net assets:                        0.66%          0.62%       0.61%
 Ratio of net investment income to average net assets:           4.05%          3.86%       3.82%
 Portfolio turnover                                             31.95%         11.64%       1.44%


                                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                          August 31,   August 31,   August 31,   August 31,   August 31,
                                                             2007         2006         2005         2004         2003
CALIFORNIA INSURED INTERMEDIATE FUND                     ------------ ------------ ------------ ------------ -----------
Net asset value, beginning of year                         $ 10.49      $ 10.79      $ 10.98      $ 10.80      $ 11.22
                                                           -------      -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                       0.33         0.33         0.34         0.33         0.33
 Net gain (loss) on securities
  (both realized and unrealized)                             (0.06)       (0.16)       (0.17)       0.21         (0.21)
                                                           -------      -------      -------      -------      -------
   Total from investment operations                           0.27         0.17         0.17         0.54         0.12
                                                           -------      -------      -------      -------      -------
LESS DISTRIBUTIONS
 Dividends from net investment income                        (0.33)       (0.33)       (0.34)       (0.33)       (0.33)
 Distributions from capital gains                            (0.01)       (0.14)       (0.02)       (0.03)       (0.21)
                                                           -------      -------      -------      -------      -------
   Total distributions                                       (0.34)       (0.47)       (0.36)       (0.36)       (0.54)
                                                           -------      -------      -------      -------      -------
 Paid in capital from redemption fee (Note 1)                    -            -            -        N/A          N/A
                                                           -------      -------      -------      -------      -------
Net asset value, end of year                               $ 10.42      $ 10.49      $ 10.79      $ 10.98      $ 10.80
                                                           =======      =======      =======      =======      =======
Total return                                                  2.64%        1.67%        1.58%        5.06%        1.03%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $17,767      $19,631      $22,066      $26,353      $27,906
 Ratio of expenses to average net assets:
   Before expense reimbursements                              0.88%        0.89%        0.78%        0.71%        0.71%
   After expense reimbursements                               0.68%        0.68%        0.65%        0.59%        0.58%
 Ratio of net investment income to average net assets:
   Before expense reimbursements                              2.96%        2.92%        2.95%        2.85%        2.83%
   After expense reimbursements                               3.16%        3.12%        3.08%        2.97%        2.96%
 Portfolio turnover                                           0.00%        2.75%        9.18%       21.62%       22.45%

(a)   Less than $0.01 per share.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                           Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                                           August 31,   August 31,   August 31,   August 31,    August 31,
                                                              2007         2006         2005         2004          2003
                                                         ------------- ------------ ------------ ------------ -------------
Net asset value, beginning of year                         $  1.000      $  1.000     $  1.000     $  1.000     $  1.000
                                                           --------      --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                     $  0.030      $  0.025     $  0.014     $  0.005     $  0.007
LESS DISTRIBUTIONS
 Dividends from net investment income                      $ (0.030)     $ (0.025)    $ (0.014)    $ (0.005)    $ (0.007)
                                                           --------      --------     --------     --------     --------
Net asset value, end of year                               $  1.000      $  1.000     $  1.000     $  1.000     $  1.000
                                                           ========      ========     ========     ========     ========
Total return                                                   3.00%         2.52%        1.46%        0.54%        0.70%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $100,979      $ 81,876     $ 55,785     $ 93,180     $ 88,804
 Ratio of expenses to average net assets:
   Before expense reimbursements                               0.71%         0.75%        0.69%        0.65%        0.65%
   After expense reimbursements                                0.53%         0.53%        0.50%        0.44%        0.43%
 Ratio of net investment income to average net assets:
   Before expense reimbursements                               2.79%         2.32%        1.22%        0.33%        0.48%
   After expense reimbursements                                2.97%         2.54%        1.41%        0.54%        0.70%

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES FUND                          Year Ended   Year Ended     Year Ended     Year Ended   Year Ended
                                                         August 31,   August 31,     August 31,     August 31,   August 31,
Direct Shares                                                2007         2006           2005           2004         2003
                                                         ------------ ------------ ---------------- ------------ -----------
Net asset value, beginning of year                         $ 10.19      $ 10.51       $  10.60        $ 10.56      $ 10.73
                                                           -------      -------       --------        -------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                        0.42         0.42            0.37           0.35        0.35
 Net gain (loss) on securities
  (both realized and unrealized)                              0.04        (0.32)         (0.00)(a)       0.09        (0.08)
                                                           -------      -------       --------        -------      -------
   Total from investment operations                           0.46         0.10           0.37           0.44        0.27
                                                           -------      -------       --------        -------      -------
LESS DISTRIBUTIONS
 Dividends from net investment income                        (0.43)       (0.42)         (0.37)          (0.32)      (0.44)
 Distributions from capital gains                                -            -          (0.09)          (0.08)          -
                                                           -------      -------       --------        --------     -------
   Total distributions                                       (0.43)       (0.42)         (0.46)          (0.40)      (0.44)
                                                           -------      -------       --------        --------     -------
 Paid in capital from redemption fee (Note 1)                    -            -          (0.00)(a)         N/A         N/A
                                                           -------      -------       --------        --------     -------
Net asset value, end of year                               $ 10.22      $ 10.19       $  10.51         $ 10.60     $ 10.56
                                                           =======      =======       ========        ========     =======

Total return                                                  4.63%        1.00%          3.60%           4.23%       2.52%

RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $19,762      $21,430       $ 25,024        $ 27,454     $31,585
 Ratio of expenses to average net assets:
   Before expense reimbursements                              0.87%        0.86%          0.79%           0.75%       0.71%
   After expense reimbursements                               0.74%        0.74%          0.71%           0.65%       0.65%
 Ratio of net investment income to average net assets:
   Before expense reimbursements                              3.95%        3.94%          3.46%           2.92%       3.22%
   After expense reimbursements                               4.08%        4.06%          3.54%           3.02%       3.28%
 Portfolio turnover                                          56.53%       71.63%         39.85%         103.98%      39.29%


                                                                                                   October 16,
                                                          Year Ended   Year Ended   Year Ended        2003*
                                                          August 31,   August 31,   August 31,    to August 31,
K Shares                                                     2007         2006         2005           2004
                                                         ------------ ------------ ------------ ----------------
Net asset value, beginning of year                          $ 10.26      $ 10.57      $ 10.65       $  10.55
                                                            -------      -------      -------       --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                         0.37         0.36         0.31           0.23
 Net gain (loss) on securities
  (both realized and unrealized)                               0.04        (0.31)        0.01           0.15
                                                            -------     --------      -------       --------
   Total from investment operations                            0.41         0.05         0.32           0.38
                                                            -------     --------      -------       --------
LESS DISTRIBUTIONS
 Dividends from net investment income                         (0.38)       (0.36)       (0.31)         (0.20)
 Distributions from capital gains                                 -            -        (0.09)         (0.08)
                                                           --------     --------     --------      --------
   Total distributions                                        (0.38)       (0.36)       (0.40)         (0.28)
                                                           --------     --------     --------      --------
 Paid in capital from redemption fee (Note 1)                     -            -            -           N/A
                                                           --------     --------     --------      --------
Net asset value, end of year                               $ 10.29      $  10.26     $  10.57      $   10.65
                                                           ========     ========     ========      ========

Total return                                                   4.07%        0.55%        3.07%         3.66%**

RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $  6,329     $  5,285     $  4,308      $  1,689
 Ratio of expenses to average net assets:
   Before expense reimbursements                               1.36%        1.36%        1.30%          1.25%***
   After expense reimbursements                                1.24%        1.24%        1.22%          1.15%***
 Ratio of net investment income to average net assets:
   Before expense reimbursements                               3.45%        3.44%        2.95%          2.42%***
   After expense reimbursements                                3.58%        3.56%        3.03%          2.52%***
 Portfolio turnover                                           56.53%       71.63%       39.85%        103.98%

*     Commencement of operations.

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
--------------------------------------------------------------------------------

SHORT-TERM U.S. GOVERNMENT BOND FUND                      Year Ended   Year Ended     Year Ended     Year Ended   Year Ended
                                                          August 31,   August 31,     August 31,     August 31,   August 31,
Direct Shares                                                2007         2006           2005           2004         2003
                                                         ------------ ------------ ---------------- ------------ -----------
Net asset value, beginning of year                          $ 9.86       $ 9.96       $  10.09        $ 10.11      $ 10.17
                                                            ------       ------       --------        -------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                        0.40         0.34           0.21           0.11         0.18
 Net gain (loss) on securities
  (both realized and unrealized)                              0.08         (0.10)        (0.13)             -        (0.06)
                                                            ------       -------      --------        -------      -------
   Total from investment operations                           0.48         0.24           0.08           0.11         0.12
                                                            ------       -------      --------        -------      -------
LESS DISTRIBUTIONS
 Dividends from net investment income                        (0.40)       (0.34)         (0.21)         (0.12)       (0.18)
 Distributions from capital gains                                -            -          (0.00)(a)      (0.01)           -
                                                           -------      -------       --------        -------      -------
   Total distributions                                       (0.40)       (0.34)         (0.21)         (0.13)       (0.18)
                                                           -------      -------       --------        -------      -------
Net asset value, end of year                               $  9.94      $  9.86       $   9.96        $ 10.09      $ 10.11
                                                           =======      =======       ========        =======      =======

Total return                                                  4.94%        2.43%          0.82%          1.06%        1.17%

RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $10,381      $13,235       $ 15,354        $15,098      $21,500
 Ratio of expenses to average net assets:
   Before expense reimbursements                              0.94%        0.92%          0.85%          0.80%        0.80%
   After expense reimbursements                               0.59%        0.59%          0.56%          0.50%        0.49%
 Ratio of net investment income to average net assets:
   Before expense reimbursements                              3.61%        3.06%          1.77%          0.85%        1.35%
   After expense reimbursements                               3.96%        3.39%          2.06%          1.15%        1.66%
 Portfolio turnover                                          64.03%       82.25%        159.11%         62.58%       74.45%


                                                                                                       October 16,
                                                          Year Ended   Year Ended     Year Ended          2003*
                                                          August 31,   August 31,     August 31,      to August 31,
K Shares                                                     2007         2006           2005             2004
                                                         ------------ ------------ ---------------- ----------------
Net asset value, beginning of year                          $ 9.87       $ 9.96        $ 10.10          $ 10.12
                                                            ------       ------        --------         -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                        0.34         0.28           0.15             0.05
 Net gain (loss) on securities
  (both realized and unrealized)                              0.09        (0.09)         (0.14)           (0.01)
                                                            ------       -------       --------         --------
   Total from investment operations                           0.43         0.19           0.01             0.04
                                                            ------       -------       --------         --------
LESS DISTRIBUTIONS
 Dividends from net investment income                        (0.34)       (0.28)         (0.15)           (0.05)
 Distributions from capital gains                                -            -          (0.00)(a)        (0.01)
                                                           -------      -------       --------         --------
   Total distributions                                       (0.34)       (0.28)         (0.15)           (0.06)
                                                           -------      -------       --------         --------
Net asset value, end of year                               $  9.96      $  9.87       $   9.96         $  10.10
                                                           =======      =======       ========         ========

Total return                                                  4.41%        1.98%          0.20%            0.41%**

RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $ 2,099      $ 1,435       $  1,277         $  1,235
 Ratio of expenses to average net assets:
   Before expense reimbursements                              1.44%        1.42%          1.35%            1.30%***
   After expense reimbursements                               1.09%        1.09%          1.06%            1.00%***
 Ratio of net investment income to average net assets:
   Before expense reimbursements                              3.11%        2.56%          1.27%            0.35%***
   After expense reimbursements                               3.46%        2.89%          1.56%            0.65%***
 Portfolio turnover                                          64.03%       82.25%        159.11%           62.58%

*     Commencement of operations.

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
--------------------------------------------------------------------------------

THE UNITED STATES TREASURY TRUST
                                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                                          August 31,   August 31,   August 31,   August 31,    August 31,
Direct Shares                                                2007         2006         2005         2004          2003
                                                         ------------ ------------ ------------ ------------ -------------
Net asset value, beginning of year                         $  1.000     $  1.000      $  1.000     $  1.000     $  1.000
                                                           --------     --------      --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                     $  0.044     $  0.037      $  0.017     $  0.006     $  0.008
LESS DISTRIBUTIONS
 Dividends from net investment income                      $ (0.044)    $ (0.037)     $ (0.017)    $ (0.006)    $ (0.008)
                                                           --------     --------      --------     --------     --------
Net asset value, end of year                               $  1.000     $  1.000      $  1.000     $  1.000     $  1.000
                                                           ========     ========      ========     ========     ========

Total return                                                   4.54%        3.74%         1.72%        0.63%        0.86%

RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $ 36,664     $ 48,604      $ 36,919     $ 39,143     $ 40,635
 Ratio of expenses to average net assets:
   Before expense reimbursements                               0.78%        0.80%         0.74%        0.71%        0.70%
   After expense reimbursements                                0.53%        0.53%         0.48%        0.36%        0.42%
 Ratio of net investment income to average net assets:
   Before expense reimbursements                               4.20%        3.61%         1.59%        0.28%        0.56%
   After expense reimbursements                                4.45%        3.88%         1.85%        0.63%        0.84%


                                                                                                    October 16,
                                                          Year Ended   Year Ended   Year Ended         2003*
                                                          August 31,   August 31,   August 31,     to August 31,
K Shares                                                     2007         2006         2005            2004
                                                         ------------ ------------ ------------ ------------------
Net asset value, beginning of year                         $  1.000     $  1.000     $  1.000      $  1.000
                                                           --------     --------     --------      --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                     $  0.039     $  0.032     $  0.012      $  0.001
LESS DISTRIBUTIONS
 Dividends from net investment income                      $ (0.039)    $ (0.032)    $ (0.012)     $ (0.001)
                                                           --------     --------     --------      ---------
 Net asset value, end of year                              $  1.000     $  1.000     $  1.000      $  1.000
                                                           ========     ========     ========      =========

Total return                                                  4.02 %       3.22 %        1.22%         0.12%* *

RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $  2,894     $  2,487     $   2,490     $    944
 Ratio of expenses to average net assets:
   Before expense reimbursements                               1.28%        1.30%        1.25%         1.21%* **
   After expense reimbursements                                1.03%        1.03%        0.99%         0.86%* **
 Ratio of net investment income to average net assets:
   Before expense reimbursements                               3.70%        3.11%        1.08%        (0.22)%***
   After expense reimbursements                                3.95%        3.38%        1.34%        (0.13)%***

*     Commencement of operations.

**    Not Annualized

***   Annualized

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
--------------------------------------------------------------------------------

S&P 500 INDEX FUND
                                                            Year Ended       Year Ended       Year Ended     Year Ended   Year Ended
                                                            August 31,       August 31,       August 31,     August 31,   August 31,
Direct Shares                                                  2007             2006             2005           2004         2003
                                                         ---------------- ---------------- ---------------- ------------ -----------
Net asset value, beginning of year                          $   26.31        $   24.61        $   22.32       $  20.36      $ 18.48
                                                            ---------        ---------        ---------       --------      ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                           0.46             0.42             0.44           0.32        0.29
 Net gain (loss) on securities
  (both realized and unrealized)                                 3.40             1.68             2.29           1.95        1.89
                                                            ---------        ---------        ---------        -------      ------
   Total from investment operations                              3.86             2.10             2.73           2.27        2.18
                                                            ---------        ---------        ---------        -------      ------
LESS DISTRIBUTIONS
 Dividends from net investment income                           (0.47)           (0.40)           (0.44)         (0.31)      (0.30)
 Distributions from capital gains                                   -                -                -              -           -
                                                            ---------        ---------        ---------       --------     -------
   Total distributions                                          (0.47)           (0.40)           (0.44)         (0.31)      (0.30)
                                                            ---------        ---------        ---------       --------     -------
 Paid in capital from redemption fee (Note 1)                   (0.00)(a)        (0.00)(a)        (0.00)(a)        N/A         N/A
                                                            ---------        ---------        ---------       --------     -------
Net asset value, end of year                                $   29.70        $   26.31        $   24.61       $  22.32     $ 20.36
                                                            =========        =========        =========       ========     =======

Total return                                                    14.75%            8.61%           12.31%         11.16%      12.03%

RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                         $ 105,804        $ 100,927        $ 102,899       $106,305     $98,264
 Ratio of expenses to average net assets:
   Before expense reimbursements                                 0.51%            0.53%            0.46%          0.43%       0.45%
   After expense reimbursements                                  0.36%            0.36%            0.33%          0.27%       0.25%
 Ratio of net investment income to average net assets:
   Before expense reimbursements                                 1.44%            1.44%            1.35%          1.27%       1.35%
   After expense reimbursements                                  1.59%            1.61%            1.48%          1.43%       1.55%
 Portfolio turnover                                              2.63%            3.56%            3.36%          2.00%       3.63%

                                                                                                   October 16,
                                                          Year Ended   Year Ended   Year Ended        2003*
                                                          August 31,   August 31,   August 31,    to August 31,
K Shares                                                     2007         2006         2005           2004
                                                         ------------ ------------ ------------ ----------------
Net asset value, beginning of year                          $ 26.41      $ 24.70      $ 22.37       $ 21.17
                                                            -------      -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                         0.32         0.28         0.29          0.12
 Net gain (loss) on securities
  (both realized and unrealized)                               3.41         1.69         2.33          1.16
                                                            -------      -------      -------       -------
   Total from investment operations                            3.73         1.97         2.62          1.28
                                                            -------      -------      -------       -------
LESS DISTRIBUTIONS
 Dividends from net investment income                         (0.32)       (0.26)       (0.29)        (0.08)
 Distributions from capital gains                                 -            -            -             -
                                                           --------     --------     --------      --------
   Total distributions                                        (0.32)       (0.26)       (0.29)        (0.08)
                                                           --------     --------     --------      --------
 Paid in capital from redemption fee (Note 1)                     -            -            -           N/A
                                                           --------     --------     --------      --------
Net asset value, end of year                               $  29.82     $  26.41     $  24.70       $ 22.37
                                                           ========     ========     ========      ========

Total return                                                  14.17%        8.04%       11.77%         6.05%**

RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $  8,292     $  6,159     $  4,641      $  2,261
 Ratio of expenses to average net assets:
   Before expense reimbursements                               1.01%        1.03%        0.97%         0.93%***
   After expense reimbursements                                0.86%        0.86%        0.84%         0.77%***
 Ratio of net investment income to average net assets:
   Before expense reimbursements                               0.94%        0.94%        0.84%         0.77%***
   After expense reimbursements                                1.09%        1.11%        0.97%         0.93%***
 Portfolio turnover                                            2.63%        3.56%        3.36%         2.00%

*     Commencement of operations.

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
--------------------------------------------------------------------------------

S&P MIDCAP INDEX FUND
                                                            Year Ended       Year Ended       Year Ended     Year Ended   Year Ended
                                                            August 31,       August 31,       August 31,     August 31,   August 31,
Direct Shares                                                  2007             2006             2005           2004         2003
                                                         ---------------- ---------------- ---------------- ------------ -----------
Net asset value, beginning of year                          $   22.89        $   23.34        $   19.00        $ 17.01     $ 14.60
                                                            ---------        ---------        ---------        -------     -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                           0.16             0.21             0.18           0.13        0.12
 Net gain (loss) on securities
  (both realized and unrealized)                                 3.34             1.11             4.34           1.98        2.41
                                                            ---------        ---------        ---------        -------     -------
   Total from investment operations                              3.50             1.32             4.52           2.11        2.53
                                                            ---------        ---------        ---------        -------     -------
LESS DISTRIBUTIONS
 Dividends from net investment income                           (0.19)           (0.21)           (0.18)         (0.12)      (0.12)
 Distributions from capital gains                               (1.35)           (1.56)               -              -           -
                                                            ---------        ---------        ---------       --------    --------
   Total distributions                                          (1.54)           (1.77)           (0.18)         (0.12)      (0.12)
                                                            ---------        ---------        ---------       --------    --------
 Paid in capital from redemption fee (Note 1)                   (0.00)(a)        (0.00)(a)        (0.00)(a)        N/A          N/A
                                                            ---------        ---------        ---------       --------    --------
Net asset value, end of year                                $   24.85        $   22.89        $   23.34       $  19.00    $  17.01
                                                            =========        =========        =========       ========    ========

Total return                                                    15.74%            5.80%           23.87%         12.44%      17.46%

RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                         $ 171,024        $ 162,988        $ 161,655       $126,678    $103,771
 Ratio of expenses to average net assets:
   Before expense reimbursements                                 0.63%            0.64%            0.59%          0.58%       0.58%
   After expense reimbursements                                  0.58%            0.58%            0.55%          0.49%       0.46%
 Ratio of net investment income to average net assets:
   Before expense reimbursements                                 0.61%            0.84%            0.80%          0.60%       0.66%
   After expense reimbursements                                  0.66%            0.91%            0.84%          0.69%       0.78%
 Portfolio turnover                                             14.61%           13.83%           18.07%         12.75%       8.33%

                                                                                                   October 16,
                                                          Year Ended   Year Ended   Year Ended        2003*
                                                          August 31,   August 31,   August 31,    to August 31,
K Shares                                                     2007         2006         2005           2004
                                                         ------------ ------------ ------------ ----------------
Net asset value, beginning of year                          $ 22.88      $ 23.34      $ 19.00       $ 17.78
                                                            -------      -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                         0.04         0.09         0.07          0.05
 Net gain (loss) on securities
  (both realized and unrealized)                               3.35         1.10         4.34          1.19
                                                            -------      -------      -------       -------
   Total from investment operations                            3.39         1.19         4.41          1.24
                                                            -------      -------      -------       -------
LESS DISTRIBUTIONS
 Dividends from net investment income                         (0.07)       (0.09)       (0.07)        (0.02)
 Distributions from capital gains                             (1.35)       (1.56)           -             -
                                                           --------     --------     --------      --------
   Total distributions                                        (1.42)       (1.65)       (0.07)        (0.02)
                                                           --------     --------     --------      --------
 Paid in capital from redemption fee (Note 1)                     -            -            -           N/A
                                                           --------     --------     --------      --------
Net asset value, end of year                               $  24.85     $  22.88     $  23.34      $  19.00
                                                           ========     ========     ========      ========

Total return                                                  15.22%        5.23%       23.26%         6.96%**

RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $  7,302     $  5,617     $  4,881      $  2,459
 Ratio of expenses to average net assets:
   Before expense reimbursements                               1.13%        1.14%        1.09%         1.08%***
   After expense reimbursements                                1.08%        1.08%        1.05%         0.99%***
 Ratio of net investment income to average net assets:
   Before expense reimbursements                               0.11%        0.34%        0.30%         0.10%***
   After expense reimbursements                                0.16%        0.41%        0.34%         0.19%***
 Portfolio turnover                                           14.61%       13.83%       18.07%        12.75%

*     Commencement of operations.

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
--------------------------------------------------------------------------------

S&P SMALLCAP INDEX FUND                                   Year Ended     Year Ended       Year Ended     Year Ended   Year Ended
                                                          August 31,     August 31,       August 31,     August 31,   August 31,
Direct Shares                                                2007           2006             2005           2004         2003
                                                         ------------ ---------------- ---------------- ------------ -----------
Net asset value, beginning of year                         $ 19.38       $  19.08         $  15.85        $ 14.07      $ 11.60
                                                           -------       --------         --------        -------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                        0.12           0.10             0.09           0.04         0.03
 Net gain (loss) on securities
  (both realized and unrealized)                              2.38           1.18             3.99           1.92         2.51
                                                           -------       --------         --------        -------      -------
   Total from investment operations                          2.50            1.28             4.08           1.96         2.54
                                                           -------       --------         --------        -------      -------
LESS DISTRIBUTIONS
 Dividends from net investment income                        (0.13)         (0.10)           (0.09)         (0.04)       (0.03)
 Distributions from capital gains                            (1.64)         (0.88)           (0.76)         (0.14)       (0.04)
                                                           -------       --------         --------        -------      -------
   Total distributions                                       (1.77)         (0.98)           (0.85)         (0.18)       (0.07)
                                                           -------       --------         --------        -------      -------
 Paid in capital from redemption fee (Note 1)                    -          (0.00)(a)        (0.00)(a)        N/A          N/A
                                                           -------       --------         --------        -------      -------
Net asset value, end of year                               $ 20.11       $  19.38         $  19.08        $ 15.85      $ 14.07
                                                           =======       ========         ========        =======      =======

Total return                                                 13.25%          6.94%           26.17%         13.93%       22.04%

RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $24,462       $ 24,609         $ 24,250        $20,742      $18,526
 Ratio of expenses to average net assets:
   Before expense reimbursements                              0.90%          0.92%            0.86%          0.82%        0.88%
   After expense reimbursements                               0.74%          0.74%            0.71%          0.65%        0.65%
 Ratio of net investment income to average net assets:
   Before expense reimbursements                              0.44%          0.33%            0.37%          0.09%        0.08%
   After expense reimbursements                               0.60%          0.51%            0.52%          0.26%        0.31%
 Portfolio turnover                                           9.19%         11.24%            7.25%         14.60%       16.51%

                                                                                                    October 16,
                                                          Year Ended   Year Ended   Year Ended         2003*
                                                          August 31,   August 31,   August 31,     to August 31,
K Shares                                                     2007         2006         2005            2004
                                                         ------------ ------------ ------------ ------------------
Net asset value, beginning of year                         $ 19.33      $ 19.04      $ 15.82        $ 14.78
                                                           -------      -------      -------       --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                        0.02            -         0.01           (0.01)
 Net gain (loss) on securities
  (both realized and unrealized)                              2.38         1.18         3.97            1.19
                                                           -------      -------      -------       ---------
   Total from investment operations                           2.40         1.18         3.98            1.18
                                                           -------      -------      -------       ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                        (0.05)       (0.01)           -               -
 Distributions from capital gains                            (1.64)       (0.88)       (0.76)          (0.14)
                                                           -------      -------      -------       ---------
   Total distributions                                       (1.69)       (0.89)       (0.76)          (0.14)
                                                           -------      -------      -------       ---------
 Paid in capital from redemption fee (Note 1)                    -            -            -             N/A
                                                           -------      -------      -------       ---------
Net asset value, end of year                               $ 20.04      $ 19.33      $ 19.04       $   15.82
                                                           =======      =======      =======       =========

Total return                                                 12.70%        6.38%       25.53%           7.99%* *

RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $ 9,556      $ 7,290      $ 6,070       $   2,700
 Ratio of expenses to average net assets:
   Before expense reimbursements                              1.40%        1.42%        1.36%           1.32%* **
   After expense reimbursements                               1.24%        1.24%        1.21%           1.15%* **
 Ratio of net investment income to average net assets:
   Before expense reimbursements                             (0.06)%      (0.17)%      (0.13)%         (0.41)%***
   After expense reimbursements                               0.10%        0.01%        0.02%          (0.24)%***
 Portfolio turnover                                           9.19%       11.24%        7.25%          14.60%

*     Commencement of operations.

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
--------------------------------------------------------------------------------

EQUITY INCOME FUND
                                                          Year Ended     Year Ended       Year Ended     Year Ended   Year Ended
                                                          August 31,     August 31,       August 31,     August 31,   August 31,
Direct Shares                                                2007           2006             2005           2004         2003
                                                         ------------ ---------------- ---------------- ------------ -----------
Net asset value, beginning of year                         $ 16.52       $  16.12         $  14.07        $ 12.32     $  11.38
                                                           -------       --------         --------        -------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                        0.29           0.26             0.26           0.20         0.15
 Net gain (loss) on securities
  (both realized and unrealized)                              2.08           0.76             2.05           1.70         0.94
                                                           -------       --------         --------        -------      -------
   Total from investment operations                           2.37           1.02             2.31           1.90         1.09
                                                           -------       --------         --------        -------      -------
LESS DISTRIBUTIONS
 Dividends from net investment income                        (0.31)         (0.27)           (0.26)         (0.15)       (0.15)
 Distributions from capital gains                            (0.62)         (0.35)               -              -            -
                                                           -------       --------         --------        -------     --------
   Total distributions                                       (0.93)         (0.62)           (0.26)         (0.15)       (0.15)
                                                           -------       --------         --------        -------     --------
 Paid in capital from redemption fee (Note 1)                    -          (0.00)(a)        (0.00)(a)        N/A          N/A
                                                           -------       --------         --------        -------     --------
Net asset value, end of year                               $ 17.96       $  16.52         $  16.12        $ 14.07     $  12.32
                                                           =======       ========         ========        =======     ========

Total return                                                 14.56%          6.50%           16.51%         15.51%        9.77%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $23,584       $ 17,090         $ 16,641        $13,137     $  9,818
 Ratio of expenses to average net assets:
   Before expense reimbursements                              0.88%          0.91%            0.87%          0.90%        0.95%
   After expense reimbursements                               0.88%          0.90%            0.85%          0.80%        0.80%
 Ratio of net investment income to average net assets:
   Before expense reimbursements                              1.64%          1.61%            1.70%          1.04%        1.24%
   After expense reimbursements                               1.64%          1.62%            1.72%          1.14%        1.39%
 Portfolio turnover                                           1.48%          2.59%            3.25%         14.43%       30.01%

                                                                                                   October 16,
                                                          Year Ended   Year Ended   Year Ended        2003*
                                                          August 31,   August 31,   August 31,    to August 31,
K Shares                                                     2007         2006         2005           2004
                                                         ------------ ------------ ------------ ----------------
Net asset value, beginning of year                          $ 16.56      $ 16.17      $ 14.10       $ 12.90
                                                            -------      -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                         0.21         0.18         0.18          0.01
 Net gain (loss) on securities
  (both realized and unrealized)                               1.96         0.75         2.07          1.21
                                                            -------      -------      -------       -------
   Total from investment operations                            2.17         0.93         2.25          1.22
                                                            -------      -------      -------       -------
LESS DISTRIBUTIONS
 Dividends from net investment income                         (0.23)       (0.19)       (0.18)        (0.02)
 Distributions from capital gains                             (0.62)       (0.35)           -             -
                                                           --------     --------     --------      --------
   Total distributions                                        (0.85)       (0.54)       (0.18)        (0.02)
                                                           --------     --------     --------      --------
 Paid in capital from redemption fee (Note 1)                     -            -            -        N/A
                                                           --------     --------     --------      --------
Net asset value, end of year                               $ 17.88      $  16.56     $  16.17      $  14.10
                                                           ========     ========     ========      ========

Total return                                                  13.29%        5.92%       16.00%         9.47%**

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $  4,878     $  3,829     $  3,234      $  1,470
 Ratio of expenses to average net assets:
   Before expense reimbursements                               1.38%        1.41%        1.37%         1.40%***
   After expense reimbursements                                1.38%        1.40%        1.35%         1.30%***
 Ratio of net investment income to average net assets:
   Before expense reimbursements                               1.14%        1.11%        1.20%         0.54%***
   After expense reimbursements                                1.14%        1.12%        1.22%         0.64%***
 Portfolio turnover                                            1.48%        2.59%        3.25%        14.43%

*     Commencement of operations.

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
--------------------------------------------------------------------------------

EUROPEAN GROWTH & INCOME FUND
                                                          Year Ended   Year Ended     Year Ended     Year Ended   Year Ended
                                                          August 31,   August 31,     August 31,     August 31,   August 31,
Direct Shares                                                2007         2006           2005           2004         2003
                                                         ------------ ------------ ---------------- ------------ -----------
Net asset value, beginning of year                         $  9.91       $ 8.57       $   7.10         $ 6.18       $ 5.80
                                                           -------       ------       --------         ------       ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                        0.23         0.24           0.15           0.16         0.11
 Net gain (loss) on securities
  (both realized and unrealized)                              1.40         1.29           1.48           0.89         0.35
                                                           -------       ------       --------         ------       ------
   Total from investment operations                           1.63         1.53           1.63           1.05         0.46
                                                           -------       ------       --------         ------       ------
LESS DISTRIBUTIONS
 Dividends from net investment income                        (0.27)       (0.19)         (0.16)         (0.13)       (0.08)
 Distributions from capital gains                                -            -              -              -            -
                                                           -------      -------       --------        -------      -------
   Total distributions                                       (0.27)       (0.19)         (0.16)         (0.13)       (0.08)
                                                           -------      -------       --------        -------      -------
 Paid in capital from redemption fee (Note 1)                    -            -          (0.00)(a)        N/A          N/A
                                                           -------      -------       --------        -------      -------
Net asset value, end of year                               $ 11.27      $  9.91       $   8.57        $  7.10      $  6.18
                                                           =======      =======       ========        =======      =======

Total return                                                 16.54%       17.97%         23.15%         17.04%        8.17%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $ 7,367      $ 5,719       $  5,024        $ 3,923      $ 3,364
 Ratio of expenses to average net assets:
   Before expense reimbursements                              1.41%        1.49%          1.55%          1.72%        1.99%
   After expense reimbursements                               1.00%        1.00%          0.98%          0.95%        0.95%
 Ratio of net investment income to average net assets:
   Before expense reimbursements                              1.83%        2.48%          1.41%          1.17%        0.83%
   After expense reimbursements                               2.24%        2.97%          1.98%          1.94%        1.87%
 Portfolio turnover                                           0.00%        3.24%          1.47%          2.01%        0.00%


                                                                                                   October 16,
                                                          Year Ended   Year Ended   Year Ended        2003*
                                                          August 31,   August 31,   August 31,    to August 31,
K Shares                                                     2007         2006         2005           2004
                                                         ------------ ------------ ------------ ----------------
Net asset value, beginning of year                         $  9.94       $ 8.60       $ 7.11        $  6.61
                                                           -------       ------       ------        -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                        0.18         0.19         0.10           0.08
 Net gain (loss) on securities
  (both realized and unrealized)                              1.40         1.29         1.51           0.48
                                                           -------       ------       ------        -------
   Total from investment operations                           1.58         1.48         1.61           0.56
                                                           -------       ------       ------        -------
LESS DISTRIBUTIONS
 Dividends from net investment income                        (0.21)       (0.14)       (0.12)         (0.06)
 Distributions from capital gains                                -            -            -              -
                                                           -------      -------      -------       --------
   Total distributions                                       (0.21)       (0.14)       (0.12)         (0.06)
                                                           -------      -------      -------       --------
 Paid in capital from redemption fee (Note 1)                    -            -            -            N/A
                                                           -------      -------      -------       --------
Net asset value, end of year                               $ 11.31      $  9.94      $  8.60       $   7.11
                                                           =======      =======      =======       ========

Total return                                                 16.02%       17.31%       22.78%          8.43%**

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $ 6,519      $ 4,576      $ 3,052       $  1,177
 Ratio of expenses to average net assets:
   Before expense reimbursements                              1.91%        1.99%        2.07%          2.22%***
   After expense reimbursements                               1.50%        1.50%        1.50%          1.45%***
 Ratio of net investment income to average net assets:
   Before expense reimbursements                              1.33%        1.98%        0.89%          0.67%***
   After expense reimbursements                               1.74%        2.47%        1.46%          1.44%***
 Portfolio turnover                                           0.00%        3.24%        1.47%          2.01%

*     Commencement of operations.

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
--------------------------------------------------------------------------------

NASDAQ-100 INDEX FUND
                                                            Year Ended       Year Ended       Year Ended     Year Ended   Year Ended
                                                            August 31,       August 31,       August 31,     August 31,   August 31,
Direct Shares                                                  2007             2006             2005           2004         2003
                                                         ---------------- ---------------- ---------------- ------------ -----------
Net asset value, beginning of year                          $    3.96        $    3.98        $    3.46       $  3.41      $  2.41
                                                            ---------        ---------        ---------       -------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                          (0.00)(a)        (0.00)(a)         0.03         (0.01)       (0.01)
 Net gain (loss) on securities
  (both realized and unrealized)                                 1.01            (0.01)            0.51          0.06         1.01
                                                            ---------        ---------        ---------       -------      -------
   Total from investment operations                              1.01            (0.01)            0.54          0.05         1.00
                                                            ---------        ---------        ---------       -------      -------
LESS DISTRIBUTIONS
 Dividends from net investment income                               -            (0.01)           (0.02)            -            -
 Distributions from capital gains                                   -                -                -             -            -
                                                            ---------        ---------        ---------       -------      -------
   Total distributions                                              -            (0.01)           (0.02)            -            -
                                                            ---------        ---------        ---------       -------      -------
 Paid in capital from redemption fee (Note 1)                       -            (0.00)(a)        (0.00)(a)       N/A          N/A
                                                            ---------        ---------        ---------       -------      -------
Net asset value, end of year                                $    4.97        $    3.96        $    3.98       $  3.46      $  3.41
                                                            =========        =========        =========       =======      =======

Total return                                                    25.51%           (0.24)%          15.47%         1.47%       41.49%

RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                         $  13,542        $  12,072        $  15,161       $14,349      $14,928
 Ratio of expenses to average net assets:
   Before expense reimbursements                                 1.01%            1.03%            0.95%         0.91%        1.05%
   After expense reimbursements                                  0.74%            0.74%            0.71%         0.65%        0.65%
 Ratio of net investment income to average net assets:
   Before expense reimbursements                                (0.36)%          (0.34)%           0.41%        (0.62)%      (0.80)%
   After expense reimbursements                                 (0.09)%          (0.05)%           0.65%        (0.36)%      (0.40)%
 Portfolio turnover                                              5.02%           14.07%            9.94%         8.82%        8.64%

                                                                                                    October 16,
                                                          Year Ended   Year Ended   Year Ended         2003*
                                                          August 31,   August 31,   August 31,     to August 31,
K Shares                                                     2007         2006         2005            2004
                                                         ------------ ------------ ------------ ------------------
Net asset value, beginning of year                          $  3.93     $  3.96      $  3.45         $  3.62
                                                            -------     -------      -------         -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                        (0.02)     (0.02)            -           (0.01)
 Net gain (loss) on securities
  (both realized and unrealized)                               1.00       (0.01)        0.52           (0.16)
                                                            --------    -------      -------       ---------
   Total from investment operations                            0.98       (0.03)        0.52           (0.17)
                                                           --------     -------      -------       ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                             -           -        (0.01)              -
 Distributions from capital gains                                 -           -            -               -
                                                           --------     -------      -------       ---------
   Total distributions                                            -           -        (0.01)              -
                                                           --------     -------      -------       ---------
 Paid in capital from redemption fee (Note 1)                     -           -            -             N/A
                                                           --------     -------      -------       ---------
Net asset value, end of year                               $   4.91     $  3.93      $  3.96       $    3.45
                                                           ========     =======      =======       =========

Total return                                                  24.94%      (0.76)%      15.13%          (4.70)%**

RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $  5,978     $ 3,908      $ 3,417       $   1,651
 Ratio of expenses to average net assets:
   Before expense reimbursements                               1.51%       1.53%        1.46%           1.41%* **
   After expense reimbursements                                1.24%       1.24%        1.22%           1.15%* **
 Ratio of net investment income to average net assets:
   Before expense reimbursements                              -0.86%      (0.84)%      (0.10)%         (1.12)%***
   After expense reimbursements                               -0.59%      (0.55)%       0.14%          (0.86)%***
 Portfolio turnover                                            5.02%      14.07%        9.94%           8.82%

*     Commencement of operations.

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share.

-------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST     NOTES TO FINANCIAL STATEMENTS   AUGUST 31, 2007
--------------------------------------------------------------------------------

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund are a series of shares of beneficial interest of California Investment Trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard & Poor's SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors principal and has a high level of income as is consistent with these objectives by investing in mainly U.S. government securities.

      California Investment Trust began offering an additional class of shares, Class K, on October 16, 2003. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

      (a) Security Valuation - Portfolio securities of the S&P 500, S&P MidCap, S&P SmallCap Index Funds, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund and the California Insured Intermediate Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Funds' Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost, which the Board of Trustees has determined in good faith to constitute fair value.

      (b) Futures Contracts - Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (a Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

      (c) Federal Income Taxes - No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2007, available to offset future capital gains, if any, are as follows:

                                                Short-Term
              California      United States    United States
            Tax-Free Money      Government      Government    The United States     S&P 500    European Growth    Nasdaq-100
 Expiring     Market Fund    Securities Fund     Bond Fund      Treasury Trust    Index Fund    & Income Fund     Index Fund
---------- ---------------- ----------------- -------------- ------------------- ------------ ----------------- --------------
   2008         $    -           $      -        $      -           $    -        $        -       $ 53,456      $   537,333
   2009              -                  -               -                -         3,651,999         40,585        2,356,290
   2011              -                  -               -                -         2,790,405        104,291        3,015,439
   2012          3,258                  -               -                -                 -          2,426        1,963,355
   2013              -             19,440          15,901               60                 -         59,164        2,084,713
   2014              -            266,271         187,828            5,937                 -          9,731          251,077
   2015              -             80,163         144,017            2,443                 -          6,268        1,821,380
                ------           --------        --------           ------        ----------       --------      -----------
   Total        $3,258           $365,874        $347,746           $8,440        $6,442,404       $275,921      $12,029,587
                ======           ========        ========           ======        ==========       ========      ===========

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                                                 AUGUST 31, 2007
--------------------------------------------------------------------------------

      Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2007, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of accretion of discount have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

                                                                 Increase (Decrease)
                                        Increase (Decrease)       Undistributed Net        Increase (Decrease)
                                          Paid-in Capital     Investment Income (Loss)   Accumulated Gain/(Loss)
                                       --------------------- -------------------------- ------------------------
California Tax-Free Income Fund              $       -               $ (46,825)                $  46,825
U.S. Government Securities Fund                      -                  43,874                   (43,874)
Short-Term U.S. Government Bond Fund                 -                   2,172                    (2,172)
S&P Mid Cap Index Fund                               -                  12,360                   (12,360)
S&P Small Cap Index Fund                             -                  24,675                   (24,675)
European Growth & Income Fund                     (806)                      -                       806
Nasdaq-100 Index Fund                          (41,715)                 41,715                         -

      (d) Security Transactions, Investment Income and Distributions to Shareholders - Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust's understanding of the applicable country's tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00.If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

      (e) Concentration - The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in the state of California.

      (f) Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

      (g) Share Valuations - The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund's shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market Funds are closed on Columbus Day (observed) and Veteran's Day (observed). The offering and redemption price per share of each Fund is equal to a Fund's NAV per share. Shares of certain funds were charged a 1% redemption fee on shares redeemed or exchanged within seven days of purchase. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund retained the fee charged as paid-in capital, and such fees became part of that Fund's daily NAV calculation. The redemption fee was established January 1, 2005.

      (h) Accounting for Uncertainty in Income Taxes - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

      (i) Fair Value Measurements - In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.


Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

      CCM Partners ("CCM"), a California limited partnership, provides each Fund with management and limited administrative services pursuant to a management agreement.

      In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.85% of the Fund's average daily net assets. CCM has agreed to reduce its fee by, or reimburse the respective Funds for, any amount necessary to prevent a Fund's total expenses, excluding extraordinary items, from exceeding 1.00% (or 1.50% for Class K shares) of that Fund's average daily net assets. CCM has voluntarily reimbursed more expenses than contractually obligated. This voluntary reimbursement is effective for a calendar year, with renewal at the end of each calendar year, and is subject to recoupment within three fiscal years following a particular reimbursement, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees' review and approval. Reimbursement from the manager for the year ended August 31, 2007, is as follows:

                                                   Voluntary Expense Limitation
                                        --------------------------------------------------
Fund                                     Reimburse   Direct Shares   K Shares   Expiration
--------------------------------------- ----------- --------------- ---------- -----------
California Insured Intermediate Fund     $ 36,934         0.68%          N/A     12/31/07
California Tax-Free Money Market Fund    $175,932         0.53%          N/A     12/31/07
U.S. Government Securities Fund          $ 33,268         0.74%         1.24%    12/31/07

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                                                 AUGUST 31, 2007
--------------------------------------------------------------------------------

                                                  Voluntary Expense Limitation
                                       --------------------------------------------------
Fund                                    Reimburse   Direct Shares   K Shares   Expiration
-------------------------------------- ----------- --------------- ---------- -----------
Short-Term U.S. Government Bond Fund    $ 49,017         0.59%         1.09%    12/31/07
The United States Treasury Trust        $118,097         0.53%         1.03%    12/31/07
S&P 500 Index Fund                      $176,669         0.36%         0.86%    12/31/07
S&P MidCap Index Fund                   $ 89,673         0.58%         1.08%    12/31/07
S&P SmallCap Index Fund                 $ 56,922         0.74%         1.24%    12/31/07
European Growth & Income Fund           $ 49,572         1.00%         1.50%    12/31/07
Nasdaq-100 Index Fund                   $ 48,276         0.74%         1.24%    12/31/07

      At August 31, 2007, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $1,656,567. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                          Expires     Expires
Fund                                      8/31/09     8/31/10
--------------------------------------- ----------- ----------
California Insured Intermediate Fund     $ 41,744    $ 36,934
California Tax-Free Money Market Fund    $145,589    $175,932
U.S. Government Securities Fund          $ 31,857    $ 33,268
Short-Term U.S. Government Bond Fund     $ 50,442    $ 49,017
The United States Treasury Trust         $104,529    $118,097
S&P 500 Index Fund                       $187,303    $176,669
S&P MidCap Index Fund                    $108,736    $ 89,673
S&P SmallCap Index Fund                  $ 57,446    $ 56,922
Equity Income Fund                       $    950    $      -
European Growth & Income Fund            $ 44,359    $ 49,572
Nasdaq-100 Index Fund                    $ 51,952    $ 48,276

      The Funds must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of Trustee review and approval prior to the time the reimbursement is initiated.

      As compensation for administrative duties not covered by the management agreement, CCM receives an administration fee, which became effective February 28, 2005. The administration fee is based on assets held, in aggregate, by the Funds comprising California Investment Trust . The fee rates are 0.10% on the first $100 million, 0.08% on the next $400 million, and 0.06% on combined assets over $500 million.

      Certain officers and trustees of the Trust are also partners of CCM. Michael O'Callaghan has served as the Chief Compliance Officer ("CCO") of the Trust since August 2004. Mr. O'Callaghan is also employed by CCM Partners, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust, and CCM Partners is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

      California Investment Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of California Investment Trust pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Share of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund's Class K Shares.

      California Investment Trust has adopted a Shareholder Services Plan (the "Services Plan"), whereby the Class K Shares of each Fund of California Investment Trust pay CCM Partners, LP, the Funds' Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning Class K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

      For the year ended August 31, 2007, the following were paid by the Class K Shares of each Fund of California Investment Trust:

                                                     Shareholder
Fund                                    12b-1 Fees   Service Fee
-------------------------------------- ------------ ------------
U.S. Government Securities Fund           $14,596      $14,596
Short-Term U.S. Government Bond Fund      $ 4,357      $ 4,357
The United States Treasury Trust          $ 6,883      $ 6,883
S&P 500 Index Fund                        $18,717      $18,717
S&P MidCap Index Fund                     $16,841      $16,841
S&P SmallCap Index Fund                   $21,920      $21,920
Equity Income Fund                        $11,389      $11,389
European Growth & Income Fund             $14,059      $14,059
Nasdaq-100 Index Fund                     $12,559      $12,559

Note 3 - PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities other than short-term investments during the year ended August 31, 2007 were as follows:

Fund                                      Purchases        Sales
-------------------------------------- -------------- --------------
California Tax-Free Income Fund         $11,067,732    $15,600,046
California Insured Intermediate Fund    $         -    $ 2,105,825
U.S. Government Securities Fund         $14,777,484    $12,700,789
Short-Term U.S. Government Bond Fund    $ 8,537,453    $10,861,543
S&P 500 Index Fund                      $ 2,944,622    $ 8,623,467
S&P MidCap Index Fund                   $25,922,093    $33,911,251
S&P SmallCap Index Fund                 $ 6,566,473    $ 2,964,992
Equity Income Fund                      $ 5,184,921    $   305,557
European Growth & Income Fund           $ 2,039,000    $         -
Nasdaq-100 Index Fund                   $   876,476    $ 1,205,479

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                                                 AUGUST 31, 2007
--------------------------------------------------------------------------------

Note 4 - TAX CHARACTER

      Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole. The tax character of distributions paid during the years ended August 31, 2007 and 2006 was as follows:

                                                                  Long-Term Capital   Exempt-Interest
                                                Ordinary Income         Gains            Dividends     Total Distributions
                                               ----------------- ------------------- ---------------- --------------------
California Tax-Free Income Fund         2007       $        -        $  1,106,888 *     $5,113,137        $  6,220,025
                                        2006       $  106,681        $  2,976,029       $5,530,802        $  8,613,512
California Insured Intermediate Fund    2007       $        -        $     20,390 *     $  580,438        $    600,828
                                        2006       $        -        $    269,416       $  628,668        $    898,084
California Tax-Free Money Market Fund   2007       $        -        $          -       $2,836,260        $  2,836,260
                                        2006       $        -        $          -       $1,656,200        $  1,656,200
U.S. Government Securities Fund         2007       $1,085,692        $          -       $        -        $  1,085,692
                                        2006       $1,066,162        $          -       $        -        $  1,066,162
Short-Term U.S. Government Bond Fund    2007       $  538,719        $          -       $        -        $    538,719
                                        2006       $  512,757        $          -       $        -        $    512,757
The United States Treasury Trust        2007       $2,129,076        $          -       $        -        $  2,129,076
                                        2006       $1,457,145        $          -       $        -        $  1,457,145
S&P 500 Index Fund                      2007       $1,825,506        $          -       $        -        $  1,825,506
                                        2006       $1,677,812        $          -       $        -        $  1,677,812
S&P MidCap Index Fund                   2007       $1,355,279        $  9,742,612 *     $        -        $ 11,097,891
                                        2006       $1,542,359        $ 11,138,886       $        -        $ 12,681,245
S&P Small Cap Index Fund                2007       $  456,866        $  2,412,503 *     $        -        $  2,869,369
                                        2006       $  157,950        $  1,342,416       $        -        $  1,500,366
Equity Income Fund                      2007       $  401,017        $    784,301 *     $        -        $  1,185,318
                                        2006       $  324,489        $    433,751       $        -        $    758,240
European Growth & Income Fund           2007       $  272,574        $          -       $        -        $    272,574
                                        2006       $  166,793        $          -       $        -        $    166,793
Nasdaq-100 Index Fund                   2007       $        -        $          -       $        -        $          -
                                        2006       $   37,816        $          -       $        -        $     37,816

* The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2007.

      The tax character of distributable earnings at August 31, 2007 was as follows:

                                                           Undistributed
                                          Undistributed      Long-Term      Capital Loss
                                         Ordinary Income    Capital Gain   Carry Forwards
                                        ----------------- --------------- ----------------
California Tax-Free Income Fund             $  22,733      $    484,477    $           -
California Insured Intermediate Fund        $   1,579      $          -    $           -
California Tax-Free Money Market Fund       $       -      $          -    $      (3,258)
U.S. Government Securities Fund             $   9,730      $          -    $    (365,874)
Short-Term U.S. Government Bond Fund        $   1,365      $          -    $    (347,746)
The United States Treasury Trust            $     105      $          -    $      (8,440)
S&P 500 Index Fund                          $ 275,175      $          -    $  (6,442,404)
S&P MidCap Index Fund                       $ 169,580      $ 16,476,031    $           -
S&P Small Cap Index Fund                    $ 236,577      $  2,730,548    $           -
Equity Income Fund                          $ 181,053      $    165,460    $           -
European Growth & Income Fund               $  40,338      $          -    $    (275,921)
Nasdaq-100 Index Fund                       $       -      $          -    $ (12,029,587)

                                           Unrealized                         Total
                                          Appreciation    Post October    Distributable
                                         (Depreciation)     Losses**        Earnings
                                        ---------------- -------------- ----------------
California Tax-Free Income Fund           $  2,979,866     $        -    $   3,487,076
California Insured Intermediate Fund      $      8,315     $  (13,492)   $      (3,598)
California Tax-Free Money Market Fund     $          -     $        -    $      (3,258)
U.S. Government Securities Fund           $   (293,678)    $  (34,220)   $    (684,042)
Short-Term U.S. Government Bond Fund      $     79,293     $  (23,800)   $    (290,888)
The United States Treasury Trust          $          -     $        -    $      (8,335)
S&P 500 Index Fund                        $ 40,788,024     $        -    $  34,620,795
S&P MidCap Index Fund                     $ 47,683,159     $        -    $  64,328,770
S&P Small Cap Index Fund                  $  8,780,766     $        -    $  11,474,891
Equity Income Fund                        $  6,004,450     $        -    $   6,350,963
European Growth & Income Fund             $  3,736,823     $  (10,509)   $   3,490,731
Nasdaq-100 Index Fund                     $  4,510,018     $ (494,580)   $  (8,014,149)

** Under the current tax law, capital losses realized after October 31 and prior to the Funds' fiscal year end may be deferred as occurring on the first day of the following fiscal year.

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, the treatment of accretion of discounts, and other deferrals.

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                                                 AUGUST 31, 2007
--------------------------------------------------------------------------------

Note 5 - INVESTMENTS IN THE UNITED STATES TREASURY TRUST FUND

      The United States Treasury Trust (the Sweep Money Fund) is also managed by CCM and may be considered an affiliate since it has the same Officers, Trustees, and Investment Manager as the Funds. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

                                                                       Balance of
                                                                       Shares Held
                                                                      September 1,
Fund                                        Name of Issuer                2006
--------------------------------- ---------------------------------- --------------
U.S. Government Securities Fund   The United States Treasury Trust              -
Short-Term U.S. Government
 Bond Fund                        The United States Treasury Trust              -
S&P 500 Index Fund                The United States Treasury Trust              -
S&P MidCap Index Fund             The United States Treasury Trust              -
S&P SmallCap Index Fund           The United States Treasury Trust              -
Equity Income Fund                The United States Treasury Trust              -
European Growth & Income Fund     The United States Treasury Trust              -
Nasdaq-100 Index Fund             The United States Treasury Trust              -

                                                                                          Income from
                                     Gross                    Balance of                  Investments
                                   Purchases   Gross Sales   Shares Held      Value      in Affiliated
                                   and Addi-       and        August 31,   August 31,   Issuers Included
Fund                                 tions      Reductions       2007         2007      in Total Income
--------------------------------- ----------- ------------- ------------- ------------ -----------------
U.S. Government Securities Fund    2,382,518    2,371,885       10,633       $10,633         $1,729
Short-Term U.S. Government
 Bond Fund                         1,311,125    1,291,422       19,703       $19,703         $1,428
S&P 500 Index Fund                 3,103,746    3,042,226       61,520       $61,520         $1,419
S&P MidCap Index Fund              3,008,590    2,997,063       11,527       $11,527         $1,454
S&P SmallCap Index Fund            2,854,795    2,827,790       27,005       $27,005         $1,637
Equity Income Fund                 2,829,651    2,742,218       87,433       $87,433         $1,388
European Growth & Income Fund      1,961,710    1,948,767       12,943       $12,943         $1,560
Nasdaq-100 Index Fund              1,682,506    1,665,525       16,981       $16,981         $1,667

--------------------------------------------------------------------------------
(UNAUDITED)

      Fund Holdings: The Fund holdings shown in this report are as of August 31, 2007. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room to Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information filed in the form N-Q also may be obtained by visiting the Funds' website at www.caltrust.com or by calling (800) 225-8778.

      Proxy Voting Record: The Funds' Statement of Additional Information ("SAI") containing a description of the policies and procedures that the California Investment Trust Fund Group uses to determine how to vote proxies relating to portfolio securities, along with each Fund's proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2007, is available upon request, at no charge, at the phone number below, or on the SEC's website at www.sec.gov.

      This report is submitted for the general information of the shareholders of the California Investment Trust Fund Group. It is authorized for distribution only if preceded or accompanied by a current California Investment Trust Fund Group prospectus. Additional copies of the prospectus may be obtained by calling
(800) 225-8778 or can be downloaded from the Funds' website at www.caltrust.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
California Investment Trust
San Francisco, California



      We have audited the accompanying statements of assets and liabilities of California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund and Nasdaq-100 Index Fund, each a series of shares of beneficial interest of California Investment Trust, including the portfolios of investments, as of August 31, 2007 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmations of securities owned as of August 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund and Nasdaq-100 Index Fund as of August 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 19, 2007

--------------------------------------------------------------------------------
                    BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
--------------------------------------------------------------------------------

      Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:


        Trustee                  Address           Date of Birth    Position Held with the Trust    Length of Time Served
----------------------- ------------------------- --------------- -------------------------------- ----------------------
Stephen C. Rogers       P.O. Box 387              06/27/66        President, Secretary, Chairman   Since August 1998
                        San Francisco, CA 94104                   & Trustee

James W. Miller, Jr.    P.O. Box 387              05/28/66        Trustee                          Since August 2001
                        San Francisco, CA 94104

Kevin T. Kolger         P.O. Box 387              02/21/66        Trustee                          Since May 2006
                        San Francisco, CA 94104

Stephen H. Sutro        P.O. Box 387              04/09/69        Trustee                          Since May 2006
                        San Francisco, CA 94104

Christopher P. Browne   P.O. Box 387              02/07/67        Treasurer                        Since October 2004
                        San Francisco, CA 94104

      Each Trustee oversees the Trust's twelve Funds. Two Trustees retired during the course of the year: Harry Holmes, a Trustee since 1985, and John B. Sias, a Trustee since 1991; both retirements were effective August 31, 2007. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers      Chief Executive Officer, CCM Partners, 1999 to present; Chief Operating Officer, CCM Partners 1997 to 1999; Administrative Officer, CCM Partners 1994 - 1997; Marketing Representative, CCM Part-
                        ners, 1993 to 1994.

James W. Miller, Jr.    Director, RREEF 2006 to present; Executive Vice President, Jones Lang LaSalle Americas, Inc. 1999 to
                        2006; Associate, Orrick Herrington & Sutcliffe LLP, 1996 - 1999; Associate, Gordon & Rees LLP,
                         1992 - 1993.

Kevin T. Kolger         Partner, Robertson Piper Software Group, 2006 to present; Senior Vice President, Technology Invest-
                        ment Banking, Friedman, Billings Ramsey, 2003 to 2006; Director, Technology Investment Banking,
                        Salomon Smith Barney, 2001 - 2002;Vice President, Technology Investment Banking, CS First
                        Boston/Donaldson Lufkin & Jenrette, 1997 - 2001

Stephen H. Sutro        Partner, Duane Morris LLP (law firm), 2003 to present; Associate, Duane Morris LLP 2000 - 2002,
                        Associate, Hancock Rothert & Bunshoft (law firm), 1994 - 1999.

Christopher P. Browne   Portfolio Manager, CIT Funds, 2004 to present; Manager, Autodesk, 2000 - 2004; Principal, Baystar
                        Capital, 1998 - 2000.

Additional information on the Trustees may be found in the SAI, which is available, without charge, upon request, by calling (800) 225-8778.

* Trustee deemed to be an "interested person" of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of CCM Partners, the Trust's Advisor and Administrator.

                     [This page intentionally left blank.]

CALIFORNIA
INVESTMENT TRUST
----------------
FUND GROUP

P.O. Box 387
San Francisco, CA 94104

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)         N/A

(d)         N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 225-8778.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)      N/A

(a)(3) The audit committee has determined that no single independent trustee meets the criteria of "audit committee financial expert", but the collective skills of the committee are sufficient to satisfy the requirements.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)         Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $98,500 for the fiscal year ended August 31, 2007 and $33,400 for the fiscal year ended August 31, 2006.

(b)      Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c)         Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $18,000 for the fiscal year ended August 31, 2007 and $4,500 for the fiscal year ended August 31, 2006.

(d)      All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1) The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

            (i)         pre-approval of all audit and audit-related services;

            (ii) pre-approval of all non-audit related services to be provided to the Registrant by the auditors;

            (iii) pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant 's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant 's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(e)(2) All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)         N/A

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $3,000 for the fiscal year ended August 31, 2007 and $2,700 for the fiscal year ended August 31, 2006.

(h)         N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


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

N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust

By (Signature and Title)*  /s/ Stephen C. Rogers
                         -------------------------------------------------------
                           Stephen C. Rogers, President   Date: November 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Stephen C. Rogers
                         -------------------------------------------------------
                         Stephen C. Rogers, President     Date: November 9, 2007

By (Signature and Title)*  /s/ Christopher P. Browne
                         -------------------------------------------------------
                         Christopher P. Browne, Treasurer Date: November 9, 2007

* Print the name and title of each signing officer under his or her signature.


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